UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Retirement Fund (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund : FFFFX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 74	0.67%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2040 Fund	21.32%	8.27%	10.97%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	10.56%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.5
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912818.101    718-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Premier Class : FFPDX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.5
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921359.100    9158-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Premier Class : FFOYX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.26%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.9
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
73.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921349.100    9153-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund Class K : FNSHX

This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	8.53%	2.86%	3.91%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.92%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
80.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912793.101    3019-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Premier Class : FFPOX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.9
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921371.100    9164-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund : FFFDX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 59	0.55%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2020 Fund	13.13%	4.51%	7.16%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912800.101    372-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K6 : FCTKX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	23.39%	9.07%	10.64%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.07%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.4
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.8
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912937.101    2999-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K : FSNLX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	11.36%	3.97%	5.67%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.58%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.9
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
73.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912878.101    3022-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K6 : FRBHX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	23.05%	14.91%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918250.101    7641-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K : FSNUX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	18.16%	7.02%	8.97%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.70%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.4
70.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912884.101    3026-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Premier Class : FFPMX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921367.100    9162-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K6 : FOTKX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	9.74%	3.49%	5.08%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.92%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.9
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Growth Company Fund	3.1
Fidelity Series Large Cap Stock Fund	3.1
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
77.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912795.101    2990-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Premier Class : FFPCX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.36%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.4
70.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921357.100    9157-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund Class K6 : FWTKX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 43	0.39%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	18.37%	7.19%	9.29%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.84%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.4
70.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912883.101    2995-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund : FFFAX

This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Retirement Fund	$ 48	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® Retirement Fund	8.49%	2.82%	4.26%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
80.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912794.101    369-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Premier Class : FFPEX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Growth Company Fund	10.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921361.100    9159-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K6 : FGTKX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	16.42%	6.08%	8.10%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.71%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.9
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.8
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.2
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912801.101    2994-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K6 : FJTKX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	23.50%	9.09%	10.65%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.08%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Growth Company Fund	10.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
76.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912898.101    2997-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K : FSNVX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.62%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	21.44%	8.38%	10.04%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.69%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.5
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912817.101    3027-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2035 Fund Fidelity Freedom® 2035 Fund : FFTHX

This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 70	0.65%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2035 Fund	18.05%	6.92%	10.02%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	9.68%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.7
International Equity Funds - 30.9
Bond Funds - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	17.0
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	7.4
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.4
70.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912882.101    1315-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Class K : FNSDX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	23.13%	8.89%	10.34%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.95%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.4
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.8
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912938.101    3030-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund Class K6 : FPTKX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	11.60%	4.13%	5.88%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.66%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.9
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
73.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912877.101    2991-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Class K : FSNQX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 60	0.55%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	16.25%	5.91%	7.82%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.59%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.9
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.8
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.2
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912802.101    3025-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund : FDKVX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2060 Fund	23.10%	8.78%	11.21%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912948.101    2708-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K6 : FFSZX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	23.43%	9.08%	11.71%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913113.101    3417-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund Premier Class : FFOVX

This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.24%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921373.100    9151-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund Premier Class : FFPBX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 5	0.35%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.9
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.8
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.2
71.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921355.100    9156-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund : FFTWX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 63	0.59%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2025 Fund	14.71%	5.12%	7.83%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	7.51%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912879.101    1314-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Premier Class : FFPKX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921369.100    9163-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Premier Class : FFOWX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.24%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.9
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Growth Company Fund	3.1
Fidelity Series Large Cap Stock Fund	3.1
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
77.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921347.100    9152-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund Class K : FFSDX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	23.16%	8.88%	11.51%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913112.101    3416-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K6 : FZTKX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	23.42%	9.07%	10.65%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.08%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Growth Company Fund	10.3
Fidelity Series Large Cap Stock Fund	10.2
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
78.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912901.101    2998-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K6 : FDTKX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	15.05%	5.37%	7.27%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.92%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912880.101    2993-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund Class K : FRBEX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	22.78%	14.69%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918248.101    7640-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund : FFFGX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2045 Fund	23.13%	8.79%	11.22%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Growth Company Fund	10.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
76.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912897.101    1617-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2030 Fund Fidelity Freedom® 2030 Fund : FFFEX

This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 66	0.61%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2030 Fund	16.11%	5.82%	8.81%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	8.48%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.9
Domestic Equity Funds - 34.9
International Equity Funds - 27.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	20.8
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Growth Company Fund	6.5
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.2
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912803.101    373-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2040 Fund Fidelity Freedom® 2040 Fund Class K6 : FHTKX

This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 48	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	21.64%	8.57%	10.35%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.82%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.5
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	9.0
Fidelity Series Overseas Fund	6.8
Fidelity Series International Value Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.3
70.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912816.101    2996-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2070 Fund Fidelity Freedom® 2070 Fund : FRBDX

This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Freedom® 2070 Fund	22.78%	14.58%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918246.101    7639-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund : FFFCX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 48	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2010 Fund	9.56%	3.30%	5.56%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	5.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.9
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Growth Company Fund	3.1
Fidelity Series Large Cap Stock Fund	3.1
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
77.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912797.101    371-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Class K : FSNPX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 56	0.52%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	14.79%	5.21%	7.02%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.82%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8
72.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912881.101    3024-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2010 Fund Fidelity Freedom® 2010 Fund Class K : FSNKX

This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	9.59%	3.36%	4.91%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.86%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.3
Domestic Equity Funds - 18.0
International Equity Funds - 15.9
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	32.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.7
Fidelity Series Government Money Market Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Growth Company Fund	3.1
Fidelity Series Large Cap Stock Fund	3.1
Fidelity Series Overseas Fund	2.6
Fidelity Series International Value Fund	2.6
Fidelity Series International Growth Fund	2.6
77.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912796.101    3021-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K : FNSFX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	23.18%	8.89%	10.34%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.95%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912950.101    3031-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2015 Fund Fidelity Freedom® 2015 Fund : FFVFX

This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 53	0.50%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2015 Fund	11.32%	3.91%	6.41%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	6.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	30.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
Fidelity Series Growth Company Fund	3.9
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series Overseas Fund	3.1
Fidelity Series International Value Fund	3.1
73.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912876.101    1313-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K : FSNOX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 51	0.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	13.18%	4.57%	6.38%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912799.101    3023-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Premier Class : FFOZX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.28%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921351.100    9154-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund Premier Class : FFPHX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.4
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.8
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921365.100    9161-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2055 Fund Fidelity Freedom® 2055 Fund : FDEEX

This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2055 Fund	23.14%	8.79%	11.23%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.4
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Blue Chip Growth Fund	5.8
79.5
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912936.101    2331-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2060 Fund Fidelity Freedom® 2060 Fund Class K6 : FVTKX

This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	23.38%	9.08%	10.64%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	10.07%
S&P 500® Index	17.80%	12.06%	13.70%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912949.101    3000-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2045 Fund Fidelity Freedom® 2045 Fund Class K : FSNZX

This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	23.28%	8.89%	10.35%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.96%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 40.2
Bond Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Growth Company Fund	10.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	6.6
Fidelity Series Opportunistic Insights Fund	6.0
Fidelity Series Value Discovery Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
76.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912899.101    3028-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund : FFFHX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Freedom® 2050 Fund	23.11%	8.79%	11.23%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	10.79%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Growth Company Fund	10.3
Fidelity Series Large Cap Stock Fund	10.2
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
78.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912900.101    1618-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Premier Class : FFPFX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Growth Company Fund	10.3
Fidelity Series Large Cap Stock Fund	10.2
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
78.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921363.100    9160-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2020 Fund Fidelity Freedom® 2020 Fund Class K6 : FATKX

This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	13.46%	4.74%	6.61%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.32%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.7
Short-Term Funds - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Growth Company Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series International Growth Fund	3.8
71.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912798.101    2992-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Retirement Fund Fidelity Freedom® Retirement Fund Class K6 : FYTKX

This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 7, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	8.68%	3.00%	4.04%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.68%
A   From June 7, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.6
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	33.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Money Market Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Growth Company Fund	2.8
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series Overseas Fund	2.3
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.3
80.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912792.101    3001-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2050 Fund Fidelity Freedom® 2050 Fund Class K : FNSBX

This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 20, 2017 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	23.16%	8.88%	10.34%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.95%
S&P 500® Index	17.80%	12.06%	13.66%
A   From July 20, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.7
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Growth Company Fund	10.3
Fidelity Series Large Cap Stock Fund	10.2
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Opportunistic Insights Fund	6.1
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.7
78.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912902.101    3029-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® 2065 Fund Fidelity Freedom® 2065 Fund : FFSFX

This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 77	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® 2065 Fund	23.13%	8.79%	11.41%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 56.0
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Growth Company Fund	10.5
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Growth Fund	7.7
Fidelity Series Stock Selector Large Cap Value Fund	6.9
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.9
79.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913111.101    3415-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity Freedom® 2025 Fund Fidelity Freedom® 2025 Fund Premier Class : FFPAX

This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period February 3, 2026 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 5	0.32%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.8
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Overseas Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series International Growth Fund	4.4
Fidelity Series Stock Selector Large Cap Value Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921353.100    9155-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, and Fidelity Freedom Retirement Fund (the “Funds”):

Services Billed by PwC

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom 2010 Fund	$20,400	$400	$2,600	$100
Fidelity Freedom 2015 Fund	$20,400	$400	$2,600	$100
Fidelity Freedom 2020 Fund	$20,500	$400	$2,600	$100
Fidelity Freedom 2025 Fund	$20,600	$400	$2,600	$100
Fidelity Freedom 2030 Fund	$20,800	$400	$2,600	$100
Fidelity Freedom 2035 Fund	$20,800	$400	$2,600	$100
Fidelity Freedom 2040 Fund	$20,800	$400	$2,600	$100
Fidelity Freedom 2045 Fund	$20,700	$400	$2,600	$100
Fidelity Freedom 2050 Fund	$20,600	$400	$2,600	$100
Fidelity Freedom 2055 Fund	$20,500	$400	$2,600	$100
Fidelity Freedom 2060 Fund	$20,400	$400	$2,600	$100
Fidelity Freedom 2065 Fund	$20,300	$400	$2,700	$100
Fidelity Freedom 2070 Fund	$20,800	$400	$6,600	$200
Fidelity Freedom Retirement Fund	$20,300	$400	$2,600	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom 2010 Fund	$39,200	$1,900	$13,200	$800
Fidelity Freedom 2015 Fund	$41,400	$1,900	$15,900	$800
Fidelity Freedom 2020 Fund	$41,700	$1,900	$15,900	$800
Fidelity Freedom 2025 Fund	$41,900	$1,900	$15,900	$800
Fidelity Freedom 2030 Fund	$42,200	$1,900	$15,900	$800
Fidelity Freedom 2035 Fund	$42,100	$1,900	$15,900	$800
Fidelity Freedom 2040 Fund	$42,100	$1,900	$15,900	$800
Fidelity Freedom 2045 Fund	$41,800	$1,900	$15,900	$800
Fidelity Freedom 2050 Fund	$41,800	$1,900	$15,900	$800
Fidelity Freedom 2055 Fund	$41,500	$1,900	$15,900	$800
Fidelity Freedom 2060 Fund	$41,400	$1,900	$15,900	$800
Fidelity Freedom 2065 Fund	$41,200	$1,900	$18,200	$800
Fidelity Freedom 2070 Fund	$17,900	$1,300	$6,600	$600
Fidelity Freedom Retirement Fund	$41,300	$1,900	$15,900	$800

A Amounts may reflect rounding.
B Fidelity Freedom 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A,B
PwC	$14,688,700	$15,047,500

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Funds

Fidelity Freedom® Retirement Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund

(Fidelity Freedom® Retirement Fund formerly Fidelity Freedom® Income Fund)

Annual Report
March 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Retirement Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	47,621,218	473,354,911
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	136,941	1,038,012
Fidelity Series Emerging Markets Debt Fund (b)	1,491,824	12,486,569
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	337,907	3,149,292
Fidelity Series Floating Rate High Income Fund (b)	192,040	1,663,064
Fidelity Series High Income Fund (b)	1,421,991	12,513,517
Fidelity Series International Credit Fund (b)	326,257	2,747,081
Fidelity Series International Developed Markets Bond Index Fund (b)	12,882,626	109,115,839
Fidelity Series Investment Grade Bond Fund (b)	75,529,498	763,603,221
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,334,299	39,091,812
Fidelity Series Real Estate Income Fund (b)	223,114	2,233,376
TOTAL BOND FUNDS (Cost $1,484,264,545)		1,420,996,694

Domestic Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	989,998	12,721,476
Fidelity Series Blue Chip Growth Fund (b)	1,667,892	35,676,213
Fidelity Series Commodity Strategy Fund (b)	365,370	40,983,533
Fidelity Series Growth Company Fund (b)	2,405,224	63,930,854
Fidelity Series Intrinsic Opportunities Fund (b)	733,670	7,850,264
Fidelity Series Large Cap Stock Fund (b)	2,424,742	63,673,724
Fidelity Series Large Cap Value Index Fund (b)	996,619	18,537,105
Fidelity Series Opportunistic Insights Fund (b)	1,547,662	37,809,385
Fidelity Series Small Cap Core Fund (b)	119,846	1,663,466
Fidelity Series Small Cap Discovery Fund (b)	452,133	4,878,516
Fidelity Series Small Cap Opportunities Fund (b)	684,787	11,627,675
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,940,423	41,401,153
Fidelity Series Value Discovery Fund (b)	2,239,327	37,665,483
TOTAL DOMESTIC EQUITY FUNDS (Cost $266,688,286)		378,418,847

International Equity Funds - 14.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,996,126	40,681,043
Fidelity Series Emerging Markets Fund (b)	1,715,232	21,629,079
Fidelity Series Emerging Markets Opportunities Fund (b)	3,443,370	89,493,184
Fidelity Series International Growth Fund (b)	2,901,497	54,345,034
Fidelity Series International Small Cap Fund (b)	1,288,189	22,517,542
Fidelity Series International Value Fund (b)	3,446,697	54,457,817
Fidelity Series Overseas Fund (b)	3,748,065	54,496,865
Fidelity Series Select International Small Cap Fund (b)	132,224	1,877,581
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $228,064,197)		339,498,145

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $43,142,240)	4,344,930	43,449,296

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026	3.58	130,000	129,987
US Treasury Bills 0% 4/23/2026 (d)	3.63	3,250,000	3,242,791
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,900,000	1,894,445
US Treasury Bills 0% 5/7/2026 (d)	3.62	290,000	288,944
US Treasury Bills 0% 6/18/2026 (d)	3.66	250,000	248,052
US Treasury Bills 0% 6/25/2026 (d)	3.64	30,000	29,745
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,834,110)			5,833,964

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	5,636,245	5,637,372
Fidelity Series Government Money Market Fund (b)(f)	3.73	127,073,029	127,073,029
TOTAL MONEY MARKET FUNDS (Cost $132,710,401)			132,710,401

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,160,703,779)	2,320,907,347
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,719,705)
NET ASSETS - 100.0%	2,319,187,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	49	6/2026	7,107,695	15,505

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	785	6/2026	89,048,438	(1,743,703)
CBOT US Treasury Long Bond Contracts (United States)	152	6/2026	17,266,250	(203,272)

TOTAL INTEREST RATE CONTRACTS				(1,946,975)

TOTAL LONG				(1,931,470)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(74)	6/2026	(9,295,140)	(36,865)
CME E-Mini S&P 500 Index Contracts (United States)	(135)	6/2026	(44,352,563)	1,044,090

TOTAL SHORT				1,007,225

TOTAL FUTURES CONTRACTS				(924,245)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,674,044.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,093,311	51,575,670	56,031,611	192,223	2	-	5,637,372	5,636,245	0.0%
Total	10,093,311	51,575,670	56,031,611	192,223	2	-	5,637,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	470,721,777	75,502,328	72,386,135	18,031,108	(63,810)	383,929	473,354,911	47,621,218
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,150,114	80,466	168,875	47,070	(21,757)	(1,936)	1,038,012	136,941
Fidelity Series All-Sector Equity Fund	9,023,682	5,121,517	2,187,938	929,206	53,632	710,583	12,721,476	989,998
Fidelity Series Blue Chip Growth Fund	26,118,099	12,593,246	8,442,688	1,120,019	695,003	4,712,553	35,676,213	1,667,892
Fidelity Series Canada Fund	14,326,520	24,426,187	3,042,296	588,537	305,631	4,665,001	40,681,043	1,996,126
Fidelity Series Commodity Strategy Fund	4,725,193	32,411,877	1,587,280	272,901	84,668	5,349,075	40,983,533	365,370
Fidelity Series Emerging Markets Debt Fund	12,383,122	1,071,997	1,588,422	766,219	(34,410)	654,282	12,486,569	1,491,824
Fidelity Series Emerging Markets Debt Local Currency Fund	3,814,285	335,702	1,216,562	257,692	(50,843)	266,710	3,149,292	337,907
Fidelity Series Emerging Markets Fund	18,791,657	3,432,192	6,809,499	458,645	1,370,242	4,844,487	21,629,079	1,715,232
Fidelity Series Emerging Markets Opportunities Fund	74,962,242	19,156,747	28,620,962	1,933,703	7,787,222	16,207,935	89,493,184	3,443,370
Fidelity Series Floating Rate High Income Fund	1,786,996	191,000	280,093	135,407	(13,923)	(20,916)	1,663,064	192,040
Fidelity Series Government Money Market Fund	188,393,098	21,901,414	83,221,483	7,413,592	-	-	127,073,029	127,073,029
Fidelity Series Growth Company Fund	47,520,601	21,046,142	15,689,168	5,400,817	474,264	10,579,015	63,930,854	2,405,224
Fidelity Series High Income Fund	12,553,548	1,205,560	1,615,469	905,307	(77,061)	446,939	12,513,517	1,421,991
Fidelity Series International Credit Fund	2,655,368	123,944	42,253	123,944	2,303	7,719	2,747,081	326,257
Fidelity Series International Developed Markets Bond Index Fund	111,553,659	13,009,631	13,743,870	4,338,878	(543,711)	(1,159,870)	109,115,839	12,882,626
Fidelity Series International Growth Fund	36,415,798	23,265,862	7,180,627	3,421,555	688,652	1,155,349	54,345,034	2,901,497
Fidelity Series International Small Cap Fund	31,129,898	4,823,942	16,098,803	3,756,613	3,023,719	(361,214)	22,517,542	1,288,189
Fidelity Series International Value Fund	40,410,528	19,919,807	12,339,292	4,428,359	3,161,843	3,304,931	54,457,817	3,446,697
Fidelity Series Intrinsic Opportunities Fund	6,846,018	2,303,333	1,516,965	763,661	(34,348)	252,226	7,850,264	733,670
Fidelity Series Investment Grade Bond Fund	895,385,642	75,036,834	211,715,786	36,859,825	(11,914,098)	16,810,629	763,603,221	75,529,498
Fidelity Series Large Cap Stock Fund	46,826,582	23,988,391	14,317,025	5,060,359	1,173,586	6,002,190	63,673,724	2,424,742
Fidelity Series Large Cap Value Index Fund	14,004,595	5,410,031	2,580,252	577,916	107,182	1,595,549	18,537,105	996,619
Fidelity Series Long-Term Treasury Bond Index Fund	74,893,589	7,182,283	41,037,032	2,530,649	(14,111,499)	12,164,471	39,091,812	7,334,299
Fidelity Series Opportunistic Insights Fund	28,281,546	17,003,251	8,604,672	4,802,223	576,712	552,548	37,809,385	1,547,662
Fidelity Series Overseas Fund	37,882,188	22,637,855	6,283,616	3,606,942	735,485	(475,047)	54,496,865	3,748,065
Fidelity Series Real Estate Income Fund	2,328,554	184,619	288,984	128,977	3,708	5,479	2,233,376	223,114
Fidelity Series Select International Small Cap Fund	426,725	1,430,389	350,444	55,146	40,187	330,724	1,877,581	132,224
Fidelity Series Short-Term Credit Fund	45,948,356	3,157,918	5,490,383	2,096,814	31,102	(197,697)	43,449,296	4,344,930
Fidelity Series Small Cap Core Fund	1,433,405	141,005	284,008	13,532	(14,702)	387,766	1,663,466	119,846
Fidelity Series Small Cap Discovery Fund	4,313,157	1,227,061	847,525	458,901	(54,763)	240,586	4,878,516	452,133
Fidelity Series Small Cap Opportunities Fund	9,466,870	2,076,769	2,294,319	461,393	127,103	2,251,252	11,627,675	684,787
Fidelity Series Stock Selector Large Cap Value Fund	31,492,876	15,647,236	6,564,584	3,914,351	83,881	741,744	41,401,153	2,940,423
Fidelity Series Value Discovery Fund	29,095,703	12,713,106	6,184,610	2,859,342	118,181	1,923,103	37,665,483	2,239,327
	2,337,061,991	469,759,642	584,621,920	118,519,603	(6,290,619)	94,330,095	2,309,436,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,420,996,694	1,420,996,694	-	-

Domestic Equity Funds	378,418,847	378,418,847	-	-

International Equity Funds	339,498,145	339,498,145	-	-

Short-Term Funds	43,449,296	43,449,296	-	-

U.S. Treasury Obligations	5,833,964	-	5,833,964	-

Money Market Funds	132,710,401	132,710,401	-	-
Total Investments in Securities:	2,320,907,347	2,315,073,383	5,833,964	-
Derivative Instruments:

Assets
Futures Contracts	1,059,595	1,059,595	-	-
Total Assets	1,059,595	1,059,595	-	-

Liabilities
Futures Contracts	(1,983,840)	(1,983,840)	-	-
Total Liabilities	(1,983,840)	(1,983,840)	-	-
Total Derivative Instruments:	(924,245)	(924,245)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,059,595	(36,865)
Total Equity Risk	1,059,595	(36,865)
Interest Rate Risk
Futures Contracts (a)	-	(1,946,975)
Total Interest Rate Risk	-	(1,946,975)
Total Value of Derivatives	1,059,595	(1,983,840)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,834,110)	$5,833,964
Fidelity Central Funds (cost $5,637,372)	5,637,372
Other affiliated issuers (cost $2,149,232,297)	2,309,436,011

Total Investment in Securities (cost $2,160,703,779)		$2,320,907,347
Cash		4
Receivable for investments sold		28,267,879
Receivable for fund shares sold		1,017,224
Distributions receivable from Fidelity Central Funds		14,248
Total assets		2,350,206,702
Liabilities
Payable for investments purchased	$26,726,519
Payable for fund shares redeemed	2,541,501
Accrued management fee	782,613
Payable for variation margin on futures contracts	968,427
Total liabilities		31,019,060
Net Assets		$2,319,187,642
Net Assets consist of:
Paid in capital		$2,221,292,296
Total accumulated earnings (loss)		97,895,346
Net Assets		$2,319,187,642

Net Asset Value and Maximum Offering Price
Fidelity Freedom Retirement Fund :
Net Asset Value, offering price and redemption price per share ($1,256,617,909 ÷ 111,145,157 shares)		$11.31
Class K :
Net Asset Value, offering price and redemption price per share ($563,979,728 ÷ 49,963,568 shares)		$11.29
Class K6 :
Net Asset Value, offering price and redemption price per share ($498,582,378 ÷ 44,242,383 shares)		$11.27
Premier Class :
Net Asset Value, offering price and redemption price per share ($7,627 ÷ 677 shares)		$11.27
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$84,652,649
Interest		272,577
Income from Fidelity Central Funds		192,223
Total income		85,117,449
Expenses
Management fee	$9,572,064
Independent trustees' fees and expenses	5,524
Total expenses before reductions	9,577,588
Expense reductions	(230)
Total expenses after reductions		9,577,358
Net Investment income (loss)		75,540,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	412
Redemptions in-kind	4,553,908
Fidelity Central Funds	2
Other affiliated issuers	(10,844,527)
Futures contracts	(2,223,349)
Capital gain distributions from underlying funds:
Affiliated issuers	33,866,954
Total net realized gain (loss)		25,353,400
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4)
Affiliated issuers	94,330,095
Futures contracts	(1,430,387)
Total change in net unrealized appreciation (depreciation)		92,899,704
Net gain (loss)		118,253,104
Net increase (decrease) in net assets resulting from operations		$193,793,195
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,540,091	$74,721,915
Net realized gain (loss)	25,353,400	12,243,053
Change in net unrealized appreciation (depreciation)	92,899,704	38,695,123
Net increase (decrease) in net assets resulting from operations	193,793,195	125,660,091
Distributions to shareholders	(78,269,915)	(75,583,415)

Share transactions - net increase (decrease)	(146,224,947)	205,727,613
Total increase (decrease) in net assets	(30,701,667)	255,804,289

Net Assets
Beginning of period	2,349,889,309	2,094,085,020
End of period	$2,319,187,642	$2,349,889,309

Financial Highlights
Fidelity Freedom® Retirement Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.56	$10.28	$11.37	$12.16
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.31	.36	.28
Net realized and unrealized gain (loss)	.56	.21	.28	(.85)	(.35)
Total from investment operations	.91	.54	.59	(.49)	(.07)
Distributions from net investment income	(.36)	(.33)	(.31)	(.36)	(.29)
Distributions from net realized gain	(.01)	- C	-	(.24)	(.44)
Total distributions	(.37)	(.33)	(.31)	(.60)	(.72) D
Net asset value, end of period	$11.31	$10.77	$10.56	$10.28	$11.37
Total Return E	8.49%	5.21%	5.85%	(4.18)%	(.76)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46%	.47%	.47%	.46% H	.46% H
Expenses net of fee waivers, if any	.46%	.47%	.47%	.46% H	.46% H
Expenses net of all reductions, if any	.46%	.47%	.47%	.46% H	.46% H
Net investment income (loss)	3.13%	3.07%	3.01%	3.48%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,256,618	$1,282,236	$1,265,923	$1,517,912	$1,851,042
Portfolio turnover rate I	20 % J	14% J,K	12% J	19% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Retirement Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$10.54	$10.26	$11.35	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.31	.37	.29
Net realized and unrealized gain (loss)	.56	.22	.29	(.86)	(.35)
Total from investment operations	.91	.55	.60	(.49)	(.06)
Distributions from net investment income	(.36)	(.33)	(.32)	(.36)	(.29)
Distributions from net realized gain	(.01)	- C	-	(.24)	(.44)
Total distributions	(.37)	(.34) D	(.32)	(.60)	(.73)
Net asset value, end of period	$11.29	$10.75	$10.54	$10.26	$11.35
Total Return E	8.53%	5.26%	5.93%	(4.16)%	(.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.41% H	.42%	.41% H	.41% H
Expenses net of fee waivers, if any	.42%	.41% H	.42%	.41% H	.41% H
Expenses net of all reductions, if any	.42%	.41% H	.42%	.41% H	.41% H
Net investment income (loss)	3.18%	3.12%	3.06%	3.53%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$563,980	$614,926	$568,758	$564,148	$780,949
Portfolio turnover rate I	20 % J	14% J,K	12% J	19% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Retirement Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.53	$10.25	$11.34	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.33	.37	.29
Net realized and unrealized gain (loss)	.55	.22	.28	(.85)	(.34)
Total from investment operations	.92	.57	.61	(.48)	(.05)
Distributions from net investment income	(.39)	(.35)	(.33)	(.37)	(.30)
Distributions from net realized gain	(.01)	- C	-	(.24)	(.44)
Total distributions	(.39) D	(.36) D	(.33)	(.61)	(.74)
Net asset value, end of period	$11.27	$10.74	$10.53	$10.25	$11.34
Total Return E	8.68%	5.48%	6.11%	(4.09)%	(.64)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24%	.24%	.24%	.36% H	.37%
Expenses net of fee waivers, if any	.24%	.24%	.24%	.36% H	.37%
Expenses net of all reductions, if any	.24%	.24%	.24%	.36% H	.37%
Net investment income (loss)	3.35%	3.29%	3.23%	3.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$498,582	$452,727	$259,403	$255,321	$274,397
Portfolio turnover rate I	20 % J	14% J,K	12% J	19% J	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Retirement Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.15) D
Total from investment operations	(.11)
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.27
Total Return E,F	(1.00) %
Ratios to Average Net Assets B,G,H
Expenses before reductions	.24% I
Expenses net of fee waivers, if any	.24 % I
Expenses net of all reductions, if any	.24% I
Net investment income (loss)	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$8
Portfolio turnover rate J	20 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 59.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	52,642,562	523,267,066
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	5,296,192	40,145,133
Fidelity Series Emerging Markets Debt Fund (b)	1,869,443	15,647,242
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	431,324	4,019,940
Fidelity Series Floating Rate High Income Fund (b)	239,941	2,077,893
Fidelity Series High Income Fund (b)	1,801,346	15,851,844
Fidelity Series International Credit Fund (b)	481,380	4,053,221
Fidelity Series International Developed Markets Bond Index Fund (b)	16,275,946	137,857,265
Fidelity Series Investment Grade Bond Fund (b)	93,861,525	948,940,020
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,371,137	55,278,158
Fidelity Series Real Estate Income Fund (b)	281,736	2,820,176
TOTAL BOND FUNDS (Cost $1,884,243,447)		1,749,957,958

Domestic Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,420,286	18,250,674
Fidelity Series Blue Chip Growth Fund (b)	2,390,486	51,132,493
Fidelity Series Commodity Strategy Fund (b)	437,080	49,027,289
Fidelity Series Growth Company Fund (b)	3,446,086	91,596,978
Fidelity Series Intrinsic Opportunities Fund (b)	1,053,838	11,276,066
Fidelity Series Large Cap Stock Fund (b)	3,473,447	91,212,709
Fidelity Series Large Cap Value Index Fund (b)	1,426,559	26,533,996
Fidelity Series Opportunistic Insights Fund (b)	2,217,645	54,177,061
Fidelity Series Small Cap Core Fund (b)	176,944	2,455,984
Fidelity Series Small Cap Discovery Fund (b)	650,479	7,018,669
Fidelity Series Small Cap Opportunities Fund (b)	982,684	16,685,970
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,210,587	59,285,068
Fidelity Series Value Discovery Fund (b)	3,205,723	53,920,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $318,721,076)		532,573,220

International Equity Funds - 15.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,693,226	54,887,938
Fidelity Series Emerging Markets Fund (b)	2,363,399	29,802,463
Fidelity Series Emerging Markets Opportunities Fund (b)	4,724,563	122,791,382
Fidelity Series International Growth Fund (b)	4,082,410	76,463,540
Fidelity Series International Small Cap Fund (b)	1,638,603	28,642,781
Fidelity Series International Value Fund (b)	4,849,601	76,623,695
Fidelity Series Overseas Fund (b)	5,273,721	76,679,904
Fidelity Series Select International Small Cap Fund (b)	168,058	2,386,417
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $294,782,094)		468,278,120

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $37,528,965)	3,778,796	37,787,963

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	130,000	129,987
US Treasury Bills 0% 4/23/2026 (d)	3.63	4,380,000	4,370,285
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,320,000	2,313,217
US Treasury Bills 0% 5/7/2026 (d)	3.62	300,000	298,907
US Treasury Bills 0% 6/18/2026 (d)	3.66	210,000	208,363
US Treasury Bills 0% 6/25/2026 (d)	3.64	20,000	19,830
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,340,781)			7,340,589

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	7,040,348	7,041,756
Fidelity Series Government Money Market Fund (b)(f)	3.73	151,886,130	151,886,130
TOTAL MONEY MARKET FUNDS (Cost $158,927,886)			158,927,886

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,701,544,249)	2,954,865,736
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,267,316)
NET ASSETS - 100.0%	2,952,598,420

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	62	6/2026	8,993,410	5,928

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	999	6/2026	113,324,063	(2,213,550)
CBOT US Treasury Long Bond Contracts (United States)	194	6/2026	22,037,188	(260,170)

TOTAL INTEREST RATE CONTRACTS				(2,473,720)

TOTAL LONG				(2,467,792)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(104)	6/2026	(13,063,440)	(53,095)
CME E-Mini S&P 500 Index Contracts (United States)	(169)	6/2026	(55,522,838)	1,306,383

TOTAL SHORT				1,253,288

TOTAL FUTURES CONTRACTS				(1,214,504)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,245,599.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,539,223	67,299,682	73,797,143	236,546	(6)	-	7,041,756	7,040,348	0.0%
Total	13,539,223	67,299,682	73,797,143	236,546	(6)	-	7,041,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	500,963,295	114,841,488	91,866,511	19,535,498	24,110	259,312	523,267,066	52,642,562
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	59,289,291	2,532,137	20,685,432	2,152,318	(5,906,286)	4,915,423	40,145,133	5,296,192
Fidelity Series All-Sector Equity Fund	15,473,581	5,441,181	4,368,894	1,414,005	370,097	1,334,709	18,250,674	1,420,286
Fidelity Series Blue Chip Growth Fund	45,393,328	11,222,680	15,536,887	1,846,990	2,850,373	7,202,999	51,132,493	2,390,486
Fidelity Series Canada Fund	24,923,668	28,469,801	6,349,513	851,971	537,871	7,306,111	54,887,938	2,693,226
Fidelity Series Commodity Strategy Fund	6,254,931	38,999,134	2,711,324	326,004	86,118	6,398,430	49,027,289	437,080
Fidelity Series Emerging Markets Debt Fund	16,350,835	1,110,881	2,626,894	987,598	(210,585)	1,023,005	15,647,242	1,869,443
Fidelity Series Emerging Markets Debt Local Currency Fund	5,098,676	381,346	1,754,518	349,806	(83,589)	378,025	4,019,940	431,324
Fidelity Series Emerging Markets Fund	29,610,025	3,180,470	12,467,627	670,215	2,500,677	6,978,918	29,802,463	2,363,399
Fidelity Series Emerging Markets Opportunities Fund	117,549,671	19,101,328	50,473,376	2,820,311	16,012,926	20,600,833	122,791,382	4,724,563
Fidelity Series Floating Rate High Income Fund	2,394,077	198,609	470,310	176,196	(33,021)	(11,462)	2,077,893	239,941
Fidelity Series Government Money Market Fund	213,942,452	30,371,898	92,428,220	8,622,218	-	-	151,886,130	151,886,130
Fidelity Series Growth Company Fund	83,112,937	21,259,476	33,155,544	8,390,358	9,085,899	11,294,210	91,596,978	3,446,086
Fidelity Series High Income Fund	16,651,209	1,294,273	2,585,596	1,173,200	(79,238)	571,196	15,851,844	1,801,346
Fidelity Series International Credit Fund	3,899,261	182,179	42,771	182,179	3,378	11,174	4,053,221	481,380
Fidelity Series International Developed Markets Bond Index Fund	147,675,769	15,025,290	22,673,635	5,636,828	(1,550,381)	(619,778)	137,857,265	16,275,946
Fidelity Series International Growth Fund	63,811,934	25,028,269	16,348,676	5,303,042	4,386,919	(414,906)	76,463,540	4,082,410
Fidelity Series International Small Cap Fund	41,871,734	6,130,837	22,961,314	4,857,800	4,247,968	(646,444)	28,642,781	1,638,603
Fidelity Series International Value Fund	70,869,547	18,413,213	23,930,166	6,844,092	9,401,564	1,869,537	76,623,695	4,849,601
Fidelity Series Intrinsic Opportunities Fund	12,066,552	2,229,410	3,440,258	1,281,798	79,405	340,957	11,276,066	1,053,838
Fidelity Series Investment Grade Bond Fund	1,107,829,608	90,920,815	255,590,087	45,581,503	(21,701,925)	27,481,609	948,940,020	93,861,525
Fidelity Series Large Cap Stock Fund	81,897,176	21,944,761	25,652,574	8,266,857	7,217,784	5,805,562	91,212,709	3,473,447
Fidelity Series Large Cap Value Index Fund	24,890,956	4,322,406	5,553,685	897,375	757,861	2,116,458	26,533,996	1,426,559
Fidelity Series Long-Term Treasury Bond Index Fund	104,776,113	8,328,788	55,119,290	3,498,620	(18,261,351)	15,553,898	55,278,158	10,371,137
Fidelity Series Opportunistic Insights Fund	49,208,188	17,018,709	15,279,272	7,462,051	4,622,275	(1,392,839)	54,177,061	2,217,645
Fidelity Series Overseas Fund	66,218,781	23,168,543	14,151,236	5,570,700	3,642,876	(2,199,060)	76,679,904	5,273,721
Fidelity Series Real Estate Income Fund	3,094,855	189,801	478,263	167,305	7,091	6,692	2,820,176	281,736
Fidelity Series Select International Small Cap Fund	565,433	1,859,067	523,480	71,296	60,016	425,381	2,386,417	168,058
Fidelity Series Short-Term Credit Fund	43,321,893	2,265,676	7,664,642	1,904,343	87,282	(222,246)	37,787,963	3,778,796
Fidelity Series Small Cap Core Fund	2,571,696	32,685	793,186	21,032	(5,983)	650,772	2,455,984	176,944
Fidelity Series Small Cap Discovery Fund	7,659,461	1,057,578	2,111,317	726,946	(74,917)	487,864	7,018,669	650,479
Fidelity Series Small Cap Opportunities Fund	16,792,557	1,921,863	6,069,074	746,675	2,168,923	1,871,701	16,685,970	982,684
Fidelity Series Stock Selector Large Cap Value Fund	55,332,231	15,365,907	13,413,618	5,967,990	300,069	1,700,479	59,285,068	4,210,587
Fidelity Series Value Discovery Fund	51,635,730	11,871,611	13,277,116	4,355,951	492,171	3,197,867	53,920,263	3,205,723
	3,092,997,451	545,682,110	842,554,306	158,661,071	21,036,377	124,276,387	2,940,483,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,749,957,958	1,749,957,958	-	-

Domestic Equity Funds	532,573,220	532,573,220	-	-

International Equity Funds	468,278,120	468,278,120	-	-

Short-Term Funds	37,787,963	37,787,963	-	-

U.S. Treasury Obligations	7,340,589	-	7,340,589	-

Money Market Funds	158,927,886	158,927,886	-	-
Total Investments in Securities:	2,954,865,736	2,947,525,147	7,340,589	-
Derivative Instruments:

Assets
Futures Contracts	1,312,311	1,312,311	-	-
Total Assets	1,312,311	1,312,311	-	-

Liabilities
Futures Contracts	(2,526,815)	(2,526,815)	-	-
Total Liabilities	(2,526,815)	(2,526,815)	-	-
Total Derivative Instruments:	(1,214,504)	(1,214,504)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,312,311	(53,095)
Total Equity Risk	1,312,311	(53,095)
Interest Rate Risk
Futures Contracts (a)	-	(2,473,720)
Total Interest Rate Risk	-	(2,473,720)
Total Value of Derivatives	1,312,311	(2,526,815)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,340,781)	$7,340,589
Fidelity Central Funds (cost $7,041,756)	7,041,756
Other affiliated issuers (cost $2,687,161,712)	2,940,483,391

Total Investment in Securities (cost $2,701,544,249)		$2,954,865,736
Receivable for investments sold		33,083,647
Receivable for fund shares sold		2,503,028
Distributions receivable from Fidelity Central Funds		17,302
Total assets		2,990,469,713
Liabilities
Payable for investments purchased	$31,498,333
Payable for fund shares redeemed	4,088,084
Accrued management fee	1,038,620
Payable for variation margin on futures contracts	1,246,256
Total liabilities		37,871,293
Net Assets		$2,952,598,420
Net Assets consist of:
Paid in capital		$2,687,268,249
Total accumulated earnings (loss)		265,330,171
Net Assets		$2,952,598,420

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value, offering price and redemption price per share ($1,953,586,621 ÷ 131,746,084 shares)		$14.83
Class K :
Net Asset Value, offering price and redemption price per share ($547,391,981 ÷ 36,933,882 shares)		$14.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($451,612,794 ÷ 30,672,849 shares)		$14.72
Premier Class :
Net Asset Value, offering price and redemption price per share ($7,024 ÷ 477 shares)		$14.73
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$106,510,213
Interest		351,150
Income from Fidelity Central Funds		236,546
Total income		107,097,909
Expenses
Management fee	$12,937,440
Independent trustees' fees and expenses	7,231
Total expenses before reductions	12,944,671
Expense reductions	(28)
Total expenses after reductions		12,944,643
Net Investment income (loss)		94,153,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	463
Redemptions in-kind	4,786,851
Fidelity Central Funds	(6)
Other affiliated issuers	16,249,526
Futures contracts	(3,617,757)
Capital gain distributions from underlying funds:
Affiliated issuers	52,150,858
Total net realized gain (loss)		69,569,935
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5)
Affiliated issuers	124,276,387
Futures contracts	(1,842,675)
Total change in net unrealized appreciation (depreciation)		122,433,707
Net gain (loss)		192,003,642
Net increase (decrease) in net assets resulting from operations		$286,156,908
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,153,266	$97,015,557
Net realized gain (loss)	69,569,935	47,460,222
Change in net unrealized appreciation (depreciation)	122,433,707	31,424,973
Net increase (decrease) in net assets resulting from operations	286,156,908	175,900,752
Distributions to shareholders	(150,311,998)	(95,820,712)

Share transactions - net increase (decrease)	(293,145,062)	(499,965,471)
Total increase (decrease) in net assets	(157,300,152)	(419,885,431)

Net Assets
Beginning of period	3,109,898,572	3,529,784,003
End of period	$2,952,598,420	$3,109,898,572

Financial Highlights
Fidelity Freedom® 2010 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.22	$13.91	$13.29	$14.98	$16.42
Income from Investment Operations
Net investment income (loss) A,B	.44	.41	.38	.44	.38
Net realized and unrealized gain (loss)	.90	.32	.61	(1.21)	(.35)
Total from investment operations	1.34	.73	.99	(.77)	.03
Distributions from net investment income	(.48)	(.42)	(.37)	(.43)	(.39)
Distributions from net realized gain	(.25)	-	-	(.50)	(1.07)
Total distributions	(.73)	(.42)	(.37)	(.92) C	(1.47) C
Net asset value, end of period	$14.83	$14.22	$13.91	$13.29	$14.98
Total Return D	9.56%	5.29%	7.53%	(5.00)%	(.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.47%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.49%	.50%
Expenses net of all reductions, if any	.46%	.47%	.48%	.49%	.50%
Net investment income (loss)	3.00%	2.86%	2.83%	3.29%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,953,587	$2,031,903	$2,418,308	$2,793,349	$3,401,089
Portfolio turnover rate G	18 % H	14% H	13% H	20% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.21	$13.90	$13.28	$14.98	$16.41
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.39	.45	.39
Net realized and unrealized gain (loss)	.90	.32	.62	(1.22)	(.35)
Total from investment operations	1.35	.73	1.01	(.77)	.04
Distributions from net investment income	(.49)	(.42)	(.39)	(.43)	(.40)
Distributions from net realized gain	(.25)	-	-	(.50)	(1.07)
Total distributions	(.74)	(.42)	(.39)	(.93)	(1.47)
Net asset value, end of period	$14.82	$14.21	$13.90	$13.28	$14.98
Total Return C	9.59%	5.36%	7.64%	(5.03)%	(.07)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.41% F	.42%	.43%	.44%	.44%
Expenses net of fee waivers, if any	.41 % F	.42%	.43%	.44%	.44%
Expenses net of all reductions, if any	.41% F	.42%	.43%	.44%	.44%
Net investment income (loss)	3.05%	2.91%	2.89%	3.34%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$547,392	$631,502	$806,533	$777,490	$1,085,375
Portfolio turnover rate G	18 % H	14% H	13% H	20% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.84	$13.21	$14.91	$16.35
Income from Investment Operations
Net investment income (loss) A,B	.47	.44	.41	.45	.39
Net realized and unrealized gain (loss)	.89	.31	.62	(1.21)	(.34)
Total from investment operations	1.36	.75	1.03	(.76)	.05
Distributions from net investment income	(.52)	(.46)	(.40)	(.44)	(.42)
Distributions from net realized gain	(.25)	-	-	(.50)	(1.07)
Total distributions	(.77)	(.46)	(.40)	(.94)	(1.49)
Net asset value, end of period	$14.72	$14.13	$13.84	$13.21	$14.91
Total Return C	9.74%	5.50%	7.90%	(4.97)%	(.02)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.24%	.25%	.25%	.38%	.38%
Expenses net of fee waivers, if any	.24%	.25%	.25%	.38%	.38%
Expenses net of all reductions, if any	.24%	.25%	.25%	.38%	.38%
Net investment income (loss)	3.22%	3.09%	3.06%	3.40%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$451,613	$446,494	$304,943	$289,769	$330,459
Portfolio turnover rate F	18 % G	14% G	13% G	20% G	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2010 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$14.90
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.22) D
Total from investment operations	(.17)
Net asset value, end of period	$14.73
Total Return E,F	(1.14) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24% I
Expenses net of fee waivers, if any	.24 % I
Expenses net of all reductions, if any	.24% I
Net investment income (loss)	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	18 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 54.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	48,678,981	483,869,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	21,454,489	162,625,023
Fidelity Series Emerging Markets Debt Fund (b)	2,545,710	21,307,597
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	607,653	5,663,329
Fidelity Series Floating Rate High Income Fund (b)	340,478	2,948,538
Fidelity Series High Income Fund (b)	2,484,088	21,859,978
Fidelity Series International Credit Fund (b)	732,233	6,165,401
Fidelity Series International Developed Markets Bond Index Fund (b)	22,936,346	194,270,847
Fidelity Series Investment Grade Bond Fund (b)	123,711,860	1,250,726,904
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,029,927	90,769,509
Fidelity Series Real Estate Income Fund (b)	382,592	3,829,744
TOTAL BOND FUNDS (Cost $2,436,954,587)		2,244,035,939

Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,494,391	32,052,918
Fidelity Series Blue Chip Growth Fund (b)	4,199,797	89,833,649
Fidelity Series Commodity Strategy Fund (b)	581,561	65,233,676
Fidelity Series Growth Company Fund (b)	6,055,172	160,946,461
Fidelity Series Intrinsic Opportunities Fund (b)	1,850,200	19,797,139
Fidelity Series Large Cap Stock Fund (b)	6,101,652	160,229,376
Fidelity Series Large Cap Value Index Fund (b)	2,505,186	46,596,454
Fidelity Series Opportunistic Insights Fund (b)	3,896,159	95,183,172
Fidelity Series Small Cap Core Fund (b)	317,955	4,413,211
Fidelity Series Small Cap Discovery Fund (b)	1,142,031	12,322,515
Fidelity Series Small Cap Opportunities Fund (b)	1,726,094	29,309,083
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,392,461	104,085,856
Fidelity Series Value Discovery Fund (b)	5,630,098	94,698,255
TOTAL DOMESTIC EQUITY FUNDS (Cost $517,364,930)		914,701,765

International Equity Funds - 18.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,208,719	85,773,692
Fidelity Series Emerging Markets Fund (b)	3,860,934	48,686,375
Fidelity Series Emerging Markets Opportunities Fund (b)	7,718,943	200,615,325
Fidelity Series International Growth Fund (b)	6,928,388	129,768,708
Fidelity Series International Small Cap Fund (b)	2,290,640	40,040,382
Fidelity Series International Value Fund (b)	8,230,670	130,044,586
Fidelity Series Overseas Fund (b)	8,950,655	130,142,529
Fidelity Series Select International Small Cap Fund (b)	235,191	3,339,710
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $466,981,201)		768,411,307

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $29,444,189)	2,965,285	29,652,847

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	440,000	439,956
US Treasury Bills 0% 4/23/2026 (d)	3.63	5,240,000	5,228,377
US Treasury Bills 0% 4/30/2026 (d)	3.61	3,870,000	3,858,685
US Treasury Bills 0% 5/14/2026 (d)	3.62	40,000	39,825
US Treasury Bills 0% 5/7/2026 (d)	3.62	510,000	508,142
US Treasury Bills 0% 6/18/2026 (d)	3.66	260,000	257,974
US Treasury Bills 0% 6/25/2026 (d)	3.65	20,000	19,830
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,353,071)			10,352,789

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	10,327,693	10,329,758
Fidelity Series Government Money Market Fund (b)(f)	3.73	162,252,257	162,252,257
TOTAL MONEY MARKET FUNDS (Cost $172,582,015)			172,582,015

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,633,679,993)	4,139,736,662
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,273,647)
NET ASSETS - 100.0%	4,136,463,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	106	6/2026	15,375,830	17,600

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,398	6/2026	158,585,625	(3,088,311)
CBOT US Treasury Long Bond Contracts (United States)	271	6/2026	30,783,906	(367,999)

TOTAL INTEREST RATE CONTRACTS				(3,456,310)

TOTAL LONG				(3,438,710)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(173)	6/2026	(21,730,530)	(90,610)
CME E-Mini S&P 500 Index Contracts (United States)	(228)	6/2026	(74,906,550)	1,750,393

TOTAL SHORT				1,659,783

TOTAL FUTURES CONTRACTS				(1,778,927)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,232,801.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,870,370	92,541,849	101,082,497	328,798	36	-	10,329,758	10,327,693	0.0%
Total	18,870,370	92,541,849	101,082,497	328,798	36	-	10,329,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	453,673,549	118,642,216	87,744,691	17,718,122	(24,193)	437,667	483,869,069	48,678,981
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	195,874,012	8,374,233	37,744,829	7,770,115	(10,437,640)	6,559,247	162,625,023	21,454,489
Fidelity Series All-Sector Equity Fund	29,612,635	7,244,569	8,306,974	2,593,591	1,476,634	2,026,054	32,052,918	2,494,391
Fidelity Series Blue Chip Growth Fund	86,877,366	14,126,749	30,899,244	3,485,297	9,042,698	10,686,080	89,833,649	4,199,797
Fidelity Series Canada Fund	47,165,982	37,174,072	12,549,560	1,416,385	1,532,602	12,450,596	85,773,692	4,208,719
Fidelity Series Commodity Strategy Fund	8,679,983	51,310,449	3,470,134	424,741	110,808	8,602,570	65,233,676	581,561
Fidelity Series Emerging Markets Debt Fund	22,502,574	1,380,049	3,678,622	1,346,165	(413,777)	1,517,373	21,307,597	2,545,710
Fidelity Series Emerging Markets Debt Local Currency Fund	7,181,221	537,044	2,466,657	528,177	(37,575)	449,296	5,663,329	607,653
Fidelity Series Emerging Markets Fund	50,159,388	3,414,003	21,165,035	1,142,622	4,711,531	11,566,488	48,686,375	3,860,934
Fidelity Series Emerging Markets Opportunities Fund	200,762,373	23,982,305	86,671,015	4,803,917	28,417,231	34,124,431	200,615,325	7,718,943
Fidelity Series Floating Rate High Income Fund	3,416,025	255,371	659,549	249,215	(50,784)	(12,525)	2,948,538	340,478
Fidelity Series Government Money Market Fund	197,608,024	45,704,415	81,060,182	8,386,641	-	-	162,252,257	162,252,257
Fidelity Series Growth Company Fund	158,854,040	28,343,360	66,146,038	15,537,044	23,155,569	16,739,530	160,946,461	6,055,172
Fidelity Series High Income Fund	23,154,310	1,651,263	3,623,388	1,617,943	(120,448)	798,241	21,859,978	2,484,088
Fidelity Series International Credit Fund	5,933,233	277,377	67,428	277,377	5,417	16,802	6,165,401	732,233
Fidelity Series International Developed Markets Bond Index Fund	205,370,797	24,018,459	32,022,067	7,882,841	(2,290,262)	(806,080)	194,270,847	22,936,346
Fidelity Series International Growth Fund	119,250,439	31,138,286	28,529,915	9,761,119	9,066,200	(1,156,302)	129,768,708	6,928,388
Fidelity Series International Small Cap Fund	58,448,043	8,388,219	31,668,677	6,831,631	8,169,626	(3,296,829)	40,040,382	2,290,640
Fidelity Series International Value Fund	134,493,683	21,462,845	47,022,417	12,585,912	19,130,081	1,980,394	130,044,586	8,230,670
Fidelity Series Intrinsic Opportunities Fund	23,026,291	3,114,784	7,218,742	2,409,697	313,218	561,588	19,797,139	1,850,200
Fidelity Series Investment Grade Bond Fund	1,382,265,427	137,228,509	275,189,718	57,668,333	(16,042,607)	22,465,293	1,250,726,904	123,711,860
Fidelity Series Large Cap Stock Fund	156,537,168	26,897,451	48,625,011	15,563,957	16,226,100	9,193,668	160,229,376	6,101,652
Fidelity Series Large Cap Value Index Fund	47,465,060	5,558,295	11,956,223	1,660,902	3,289,930	2,239,392	46,596,454	2,505,186
Fidelity Series Long-Term Treasury Bond Index Fund	157,464,313	12,136,583	74,669,459	5,308,142	(25,453,179)	21,291,251	90,769,509	17,029,927
Fidelity Series Opportunistic Insights Fund	94,157,732	23,501,909	29,428,578	13,815,957	11,350,316	(4,398,207)	95,183,172	3,896,159
Fidelity Series Overseas Fund	124,664,781	26,527,988	24,154,392	10,289,848	7,330,001	(4,225,849)	130,142,529	8,950,655
Fidelity Series Real Estate Income Fund	4,246,950	233,857	669,451	227,569	7,790	10,598	3,829,744	382,592
Fidelity Series Select International Small Cap Fund	784,519	2,493,164	607,693	100,453	71,986	597,734	3,339,710	235,191
Fidelity Series Short-Term Credit Fund	35,463,757	1,591,678	7,299,550	1,522,113	74,433	(177,471)	29,652,847	2,965,285
Fidelity Series Small Cap Core Fund	4,967,727	43,565	1,831,220	38,988	38,633	1,194,506	4,413,211	317,955
Fidelity Series Small Cap Discovery Fund	14,525,224	1,501,489	4,561,258	1,357,582	(65,808)	922,868	12,322,515	1,142,031
Fidelity Series Small Cap Opportunities Fund	31,827,511	2,386,427	12,619,513	1,393,440	4,464,524	3,250,134	29,309,083	1,726,094
Fidelity Series Stock Selector Large Cap Value Fund	105,603,253	20,546,872	26,287,395	10,962,327	2,075,006	2,148,120	104,085,856	7,392,461
Fidelity Series Value Discovery Fund	98,535,071	14,948,840	26,027,925	7,989,147	4,701,113	2,541,156	94,698,255	5,630,098
	4,290,552,461	706,136,695	1,136,642,550	234,667,310	99,825,174	160,297,814	4,119,054,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,244,035,939	2,244,035,939	-	-

Domestic Equity Funds	914,701,765	914,701,765	-	-

International Equity Funds	768,411,307	768,411,307	-	-

Short-Term Funds	29,652,847	29,652,847	-	-

U.S. Treasury Obligations	10,352,789	-	10,352,789	-

Money Market Funds	172,582,015	172,582,015	-	-
Total Investments in Securities:	4,139,736,662	4,129,383,873	10,352,789	-
Derivative Instruments:

Assets
Futures Contracts	1,767,993	1,767,993	-	-
Total Assets	1,767,993	1,767,993	-	-

Liabilities
Futures Contracts	(3,546,920)	(3,546,920)	-	-
Total Liabilities	(3,546,920)	(3,546,920)	-	-
Total Derivative Instruments:	(1,778,927)	(1,778,927)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,767,993	(90,610)
Total Equity Risk	1,767,993	(90,610)
Interest Rate Risk
Futures Contracts (a)	-	(3,456,310)
Total Interest Rate Risk	-	(3,456,310)
Total Value of Derivatives	1,767,993	(3,546,920)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,353,071)	$10,352,789
Fidelity Central Funds (cost $10,329,758)	10,329,758
Other affiliated issuers (cost $3,612,997,164)	4,119,054,115

Total Investment in Securities (cost $3,633,679,993)		$4,139,736,662
Receivable for investments sold		43,566,923
Receivable for fund shares sold		1,238,461
Distributions receivable from Fidelity Central Funds		25,215
Total assets		4,184,567,261
Liabilities
Payable for investments purchased	$40,812,752
Payable for fund shares redeemed	3,992,581
Accrued management fee	1,529,056
Payable for variation margin on futures contracts	1,769,857
Total liabilities		48,104,246
Net Assets		$4,136,463,015
Net Assets consist of:
Paid in capital		$3,571,761,624
Total accumulated earnings (loss)		564,701,391
Net Assets		$4,136,463,015

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value, offering price and redemption price per share ($2,400,264,844 ÷ 197,563,591 shares)		$12.15
Class K :
Net Asset Value, offering price and redemption price per share ($862,104,819 ÷ 71,060,194 shares)		$12.13
Class K6 :
Net Asset Value, offering price and redemption price per share ($874,086,360 ÷ 72,483,445 shares)		$12.06
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,992 ÷ 580 shares)		$12.06
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$139,737,925
Interest		488,861
Income from Fidelity Central Funds		328,798
Total income		140,555,584
Expenses
Management fee	$18,939,266
Independent trustees' fees and expenses	10,071
Total expenses before reductions	18,949,337
Expense reductions	(12)
Total expenses after reductions		18,949,325
Net Investment income (loss)		121,606,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	567
Redemptions in-kind	9,168,553
Fidelity Central Funds	36
Other affiliated issuers	90,656,621
Futures contracts	(5,107,636)
Capital gain distributions from underlying funds:
Affiliated issuers	94,929,385
Total net realized gain (loss)		189,647,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20)
Affiliated issuers	160,297,814
Futures contracts	(2,701,276)
Total change in net unrealized appreciation (depreciation)		157,596,518
Net gain (loss)		347,244,044
Net increase (decrease) in net assets resulting from operations		$468,850,303
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,606,259	$127,904,314
Net realized gain (loss)	189,647,526	123,770,763
Change in net unrealized appreciation (depreciation)	157,596,518	(4,311,174)
Net increase (decrease) in net assets resulting from operations	468,850,303	247,363,903
Distributions to shareholders	(273,615,039)	(181,676,640)

Share transactions - net increase (decrease)	(372,824,906)	(896,587,528)
Total increase (decrease) in net assets	(177,589,642)	(830,900,265)

Net Assets
Beginning of period	4,314,052,657	5,144,952,922
End of period	$4,136,463,015	$4,314,052,657

Financial Highlights
Fidelity Freedom® 2015 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.50	$10.79	$12.37	$13.69
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.29	.34	.31
Net realized and unrealized gain (loss)	.96	.28	.71	(1.06)	(.23)
Total from investment operations	1.30	.59	1.00	(.72)	.08
Distributions from net investment income	(.36)	(.33)	(.28)	(.34)	(.33)
Distributions from net realized gain	(.42)	(.13)	(.02)	(.53)	(1.08)
Total distributions	(.79) C	(.45) C	(.29) C	(.86) C	(1.40) C
Net asset value, end of period	$12.15	$11.64	$11.50	$10.79	$12.37
Total Return D	11.32%	5.24%	9.37%	(5.65)%	.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.50%	.52%	.53%	.53%	.54%
Expenses net of all reductions, if any	.50%	.52%	.53%	.53%	.54%
Net investment income (loss)	2.76%	2.64%	2.62%	3.11%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,400,265	$2,428,201	$3,086,897	$3,643,870	$4,530,090
Portfolio turnover rate G	16 % H	14% H	13% H	21% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.48	$10.78	$12.36	$13.67
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.29	.34	.32
Net realized and unrealized gain (loss)	.96	.29	.72	(1.05)	(.22)
Total from investment operations	1.30	.60	1.01	(.71)	.10
Distributions from net investment income	(.36)	(.33)	(.29)	(.34)	(.33)
Distributions from net realized gain	(.42)	(.13)	(.02)	(.53)	(1.08)
Total distributions	(.79) C	(.46)	(.31)	(.87)	(1.41)
Net asset value, end of period	$12.13	$11.62	$11.48	$10.78	$12.36
Total Return D	11.36%	5.32%	9.42%	(5.60)%	.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.47%	.48%
Expenses net of all reductions, if any	.45%	.45%	.46%	.47%	.48%
Net investment income (loss)	2.81%	2.70%	2.69%	3.17%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$862,105	$1,050,923	$1,414,359	$1,365,140	$1,988,710
Portfolio turnover rate G	16 % H	14% H	13% H	21% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.43	$10.73	$12.32	$13.63
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.31	.35	.33
Net realized and unrealized gain (loss)	.96	.28	.71	(1.06)	(.22)
Total from investment operations	1.32	.62	1.02	(.71)	.11
Distributions from net investment income	(.39)	(.36)	(.31)	(.35)	(.35)
Distributions from net realized gain	(.42)	(.13)	(.02)	(.53)	(1.08)
Total distributions	(.82) C	(.49)	(.32) C	(.88)	(1.42) C
Net asset value, end of period	$12.06	$11.56	$11.43	$10.73	$12.32
Total Return D	11.60%	5.54%	9.61%	(5.58)%	.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.27%	.40%	.40%
Expenses net of fee waivers, if any	.26%	.26%	.27%	.40%	.40%
Expenses net of all reductions, if any	.26%	.26%	.27%	.40%	.40%
Net investment income (loss)	3.00%	2.89%	2.88%	3.24%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$874,086	$834,929	$643,697	$598,423	$666,631
Portfolio turnover rate G	16 % H	14% H	13% H	21% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2015 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(.23) D
Total from investment operations	(.19)
Net asset value, end of period	$12.06
Total Return E	(1.55) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H
Expenses net of fee waivers, if any	.26 % H
Expenses net of all reductions, if any	.26% H
Net investment income (loss)	2.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	16 % J

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 49.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	75,707,022	752,527,801
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	104,442,591	791,674,837
Fidelity Series Emerging Markets Debt Fund (b)	7,198,968	60,255,359
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,788,953	16,673,046
Fidelity Series Floating Rate High Income Fund (b)	1,146,218	9,926,251
Fidelity Series High Income Fund (b)	7,201,010	63,368,892
Fidelity Series International Credit Fund (b)	2,423,731	20,407,816
Fidelity Series International Developed Markets Bond Index Fund (b)	67,711,453	573,516,004
Fidelity Series Investment Grade Bond Fund (b)	334,411,128	3,380,896,502
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,551,862	301,421,425
Fidelity Series Real Estate Income Fund (b)	1,124,462	11,255,867
TOTAL BOND FUNDS (Cost $6,670,018,823)		5,981,923,800

Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	9,022,394	115,937,763
Fidelity Series Blue Chip Growth Fund (b)	15,195,397	325,029,553
Fidelity Series Commodity Strategy Fund (b)	1,481,623	166,193,672
Fidelity Series Growth Company Fund (b)	21,905,836	582,257,113
Fidelity Series Intrinsic Opportunities Fund (b)	6,690,482	71,588,154
Fidelity Series Large Cap Stock Fund (b)	22,071,541	579,598,663
Fidelity Series Large Cap Value Index Fund (b)	9,063,434	168,579,870
Fidelity Series Opportunistic Insights Fund (b)	14,096,695	344,382,249
Fidelity Series Small Cap Core Fund (b)	1,166,212	16,187,024
Fidelity Series Small Cap Discovery Fund (b)	4,163,340	44,922,444
Fidelity Series Small Cap Opportunities Fund (b)	6,243,851	106,020,583
Fidelity Series Stock Selector Large Cap Value Fund (b)	26,745,904	376,582,325
Fidelity Series Value Discovery Fund (b)	20,369,946	342,622,498
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,787,360,806)		3,239,901,911

International Equity Funds - 21.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	14,065,756	286,660,101
Fidelity Series Emerging Markets Fund (b)	13,219,056	166,692,291
Fidelity Series Emerging Markets Opportunities Fund (b)	26,419,070	686,631,627
Fidelity Series International Growth Fund (b)	24,428,778	457,551,018
Fidelity Series International Small Cap Fund (b)	6,727,699	117,600,176
Fidelity Series International Value Fund (b)	29,023,365	458,569,165
Fidelity Series Overseas Fund (b)	31,562,043	458,912,099
Fidelity Series Select International Small Cap Fund (b)	691,107	9,813,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,581,359,847)		2,642,430,202

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $19,874,382)	2,022,617	20,226,173

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	1,430,000	1,429,856
US Treasury Bills 0% 4/23/2026 (d)	3.63	15,380,000	15,345,885
US Treasury Bills 0% 4/30/2026 (d)	3.61	11,150,000	11,117,399
US Treasury Bills 0% 5/14/2026 (d)	3.62	370,000	368,391
US Treasury Bills 0% 5/7/2026 (d)	3.62	1,220,000	1,215,556
US Treasury Bills 0% 6/18/2026 (d)	3.66	720,000	714,389
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.64	240,000	237,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,430,267)			30,429,443

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	32,194,679	32,201,117
Fidelity Series Government Money Market Fund (b)(f)	3.73	241,760,592	241,760,592
TOTAL MONEY MARKET FUNDS (Cost $273,961,709)			273,961,709

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,363,005,834)	12,188,873,238
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(10,009,095)
NET ASSETS - 100.0%	12,178,864,143

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	320	6/2026	46,417,600	549,746

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4,111	6/2026	466,341,563	(9,064,056)
CBOT US Treasury Long Bond Contracts (United States)	798	6/2026	90,647,813	(1,084,951)

TOTAL INTEREST RATE CONTRACTS				(10,149,007)

TOTAL LONG				(9,599,261)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(587)	6/2026	(73,733,070)	(314,822)
CME E-Mini S&P 500 Index Contracts (United States)	(641)	6/2026	(210,592,538)	4,916,162

TOTAL SHORT				4,601,340

TOTAL FUTURES CONTRACTS				(4,997,921)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,429,443.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,333,612	277,353,169	300,485,811	966,816	147	-	32,201,117	32,194,679	0.1%
Total	55,333,612	277,353,169	300,485,811	966,816	147	-	32,201,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	611,011,587	272,534,078	129,600,585	24,785,079	484,900	730,224	752,527,801	75,707,022
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	904,772,088	76,851,877	171,237,841	36,931,280	(33,775,902)	15,064,615	791,674,837	104,442,591
Fidelity Series All-Sector Equity Fund	110,511,559	21,001,961	28,697,679	9,572,166	5,736,897	7,385,025	115,937,763	9,022,394
Fidelity Series Blue Chip Growth Fund	324,439,017	44,787,140	118,378,314	13,010,184	36,249,249	37,932,461	325,029,553	15,195,397
Fidelity Series Canada Fund	174,819,988	109,558,348	48,261,490	4,956,832	6,958,948	43,584,307	286,660,101	14,065,756
Fidelity Series Commodity Strategy Fund	25,376,354	127,754,307	10,214,898	1,105,724	448,986	22,828,923	166,193,672	1,481,623
Fidelity Series Emerging Markets Debt Fund	64,527,472	3,919,660	11,341,348	3,833,374	(1,462,219)	4,611,794	60,255,359	7,198,968
Fidelity Series Emerging Markets Debt Local Currency Fund	20,181,114	1,472,519	6,061,608	1,451,232	(165,261)	1,246,282	16,673,046	1,788,953
Fidelity Series Emerging Markets Fund	173,404,903	9,217,791	73,194,458	4,006,961	17,832,349	39,431,706	166,692,291	13,219,056
Fidelity Series Emerging Markets Opportunities Fund	694,056,237	70,611,096	296,910,224	16,813,799	96,271,215	122,603,303	686,631,627	26,419,070
Fidelity Series Floating Rate High Income Fund	11,344,538	847,338	2,052,176	832,564	(207,721)	(5,728)	9,926,251	1,146,218
Fidelity Series Government Money Market Fund	288,373,255	123,917,031	170,529,694	13,139,082	-	-	241,760,592	241,760,592
Fidelity Series Growth Company Fund	592,265,585	92,253,697	252,709,369	57,531,064	91,538,371	58,908,829	582,257,113	21,905,836
Fidelity Series High Income Fund	67,839,645	4,794,601	11,243,991	4,714,639	(447,393)	2,426,030	63,368,892	7,201,010
Fidelity Series International Credit Fund	19,778,274	922,411	367,629	922,411	20,067	54,693	20,407,816	2,423,731
Fidelity Series International Developed Markets Bond Index Fund	602,463,477	79,651,104	99,325,922	23,193,015	(5,433,421)	(3,839,234)	573,516,004	67,711,453
Fidelity Series International Growth Fund	443,724,245	102,196,630	117,664,188	36,037,856	35,056,097	(5,761,766)	457,551,018	24,428,778
Fidelity Series International Small Cap Fund	171,871,501	20,766,041	89,180,014	20,344,254	29,235,657	(15,093,009)	117,600,176	6,727,699
Fidelity Series International Value Fund	500,545,806	64,542,212	184,651,128	46,446,935	71,362,663	6,769,612	458,569,165	29,023,365
Fidelity Series Intrinsic Opportunities Fund	85,682,094	9,941,805	27,380,099	8,971,559	1,114,269	2,230,085	71,588,154	6,690,482
Fidelity Series Investment Grade Bond Fund	3,590,245,858	484,711,996	709,339,657	151,995,954	(43,846,890)	59,125,195	3,380,896,502	334,411,128
Fidelity Series Large Cap Stock Fund	583,648,156	85,861,801	185,459,032	58,055,151	65,649,607	29,898,131	579,598,663	22,071,541
Fidelity Series Large Cap Value Index Fund	176,623,020	14,999,812	43,642,838	6,145,426	13,402,184	7,197,692	168,579,870	9,063,434
Fidelity Series Long-Term Treasury Bond Index Fund	494,890,559	40,731,751	220,985,901	16,829,773	(72,006,763)	58,791,779	301,421,425	56,551,862
Fidelity Series Opportunistic Insights Fund	351,529,838	76,764,391	110,724,323	51,125,122	44,297,800	(17,485,457)	344,382,249	14,096,695
Fidelity Series Overseas Fund	460,217,011	79,783,543	92,737,841	37,991,159	26,598,827	(14,949,441)	458,912,099	31,562,043
Fidelity Series Real Estate Income Fund	12,633,671	685,954	2,119,565	670,880	29,655	26,152	11,255,867	1,124,462
Fidelity Series Select International Small Cap Fund	2,294,251	7,267,950	1,715,745	295,604	206,423	1,760,846	9,813,725	691,107
Fidelity Series Short-Term Credit Fund	29,777,601	1,247,654	10,743,439	1,164,885	142,553	(198,196)	20,226,173	2,022,617
Fidelity Series Small Cap Core Fund	18,618,981	154,160	7,195,270	144,298	226,398	4,382,755	16,187,024	1,166,212
Fidelity Series Small Cap Discovery Fund	54,083,457	5,071,049	17,511,152	5,038,282	1,405	3,277,685	44,922,444	4,163,340
Fidelity Series Small Cap Opportunities Fund	118,361,606	6,555,215	47,725,156	5,176,869	15,577,199	13,251,719	106,020,583	6,243,851
Fidelity Series Stock Selector Large Cap Value Fund	393,019,241	64,766,484	97,327,398	40,467,548	9,308,908	6,815,090	376,582,325	26,745,904
Fidelity Series Value Discovery Fund	366,662,397	45,104,741	96,437,628	29,489,994	23,480,260	3,812,728	342,622,498	20,369,946
	12,539,594,386	2,151,248,148	3,492,667,600	733,190,955	433,885,317	496,814,830	12,126,242,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,981,923,800	5,981,923,800	-	-

Domestic Equity Funds	3,239,901,911	3,239,901,911	-	-

International Equity Funds	2,642,430,202	2,642,430,202	-	-

Short-Term Funds	20,226,173	20,226,173	-	-

U.S. Treasury Obligations	30,429,443	-	30,429,443	-

Money Market Funds	273,961,709	273,961,709	-	-
Total Investments in Securities:	12,188,873,238	12,158,443,795	30,429,443	-
Derivative Instruments:

Assets
Futures Contracts	5,465,908	5,465,908	-	-
Total Assets	5,465,908	5,465,908	-	-

Liabilities
Futures Contracts	(10,463,829)	(10,463,829)	-	-
Total Liabilities	(10,463,829)	(10,463,829)	-	-
Total Derivative Instruments:	(4,997,921)	(4,997,921)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,465,908	(314,822)
Total Equity Risk	5,465,908	(314,822)
Interest Rate Risk
Futures Contracts (a)	-	(10,149,007)
Total Interest Rate Risk	-	(10,149,007)
Total Value of Derivatives	5,465,908	(10,463,829)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $30,430,267)	$30,429,443
Fidelity Central Funds (cost $32,201,117)	32,201,117
Other affiliated issuers (cost $10,300,374,450)	12,126,242,678

Total Investment in Securities (cost $10,363,005,834)		$12,188,873,238
Cash		1
Receivable for investments sold		109,056,679
Receivable for fund shares sold		5,881,423
Distributions receivable from Fidelity Central Funds		77,833
Total assets		12,303,889,174
Liabilities
Payable for investments purchased	$104,839,470
Payable for fund shares redeemed	10,098,716
Accrued management fee	4,788,807
Payable for variation margin on futures contracts	5,298,038
Total liabilities		125,025,031
Net Assets		$12,178,864,143
Net Assets consist of:
Paid in capital		$10,096,049,741
Total accumulated earnings (loss)		2,082,814,402
Net Assets		$12,178,864,143

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value, offering price and redemption price per share ($6,029,249,993 ÷ 392,363,909 shares)		$15.37
Class K :
Net Asset Value, offering price and redemption price per share ($3,108,757,388 ÷ 202,474,958 shares)		$15.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,040,849,805 ÷ 199,270,659 shares)		$15.26
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,957 ÷ 456 shares)		$15.26
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$385,462,275
Interest		1,417,993
Income from Fidelity Central Funds		966,816
Total income		387,847,084
Expenses
Management fee	$59,137,790
Independent trustees' fees and expenses	29,639
Total expenses before reductions	59,167,429
Expense reductions	(66)
Total expenses after reductions		59,167,363
Net Investment income (loss)		328,679,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,817
Redemptions in-kind	51,605,745
Fidelity Central Funds	147
Other affiliated issuers	382,279,572
Futures contracts	(13,830,302)
Capital gain distributions from underlying funds:
Affiliated issuers	347,728,680
Total net realized gain (loss)		767,785,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(51)
Affiliated issuers	496,814,830
Futures contracts	(8,188,884)
Total change in net unrealized appreciation (depreciation)		488,625,895
Net gain (loss)		1,256,411,554
Net increase (decrease) in net assets resulting from operations		$1,585,091,275
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$328,679,721	$350,949,622
Net realized gain (loss)	767,785,659	573,958,973
Change in net unrealized appreciation (depreciation)	488,625,895	(167,502,467)
Net increase (decrease) in net assets resulting from operations	1,585,091,275	757,406,128
Distributions to shareholders	(918,501,275)	(642,129,319)

Share transactions - net increase (decrease)	(1,095,348,975)	(2,867,945,988)
Total increase (decrease) in net assets	(428,758,975)	(2,752,669,179)

Net Assets
Beginning of period	12,607,623,118	15,360,292,297
End of period	$12,178,864,143	$12,607,623,118

Financial Highlights
Fidelity Freedom® 2020 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$14.55	$13.44	$15.72	$17.53
Income from Investment Operations
Net investment income (loss) A,B	.39	.35	.33	.40	.39
Net realized and unrealized gain (loss)	1.49	.39	1.15	(1.43)	(.19)
Total from investment operations	1.88	.74	1.48	(1.03)	.20
Distributions from net investment income	(.42)	(.37)	(.32)	(.40)	(.42)
Distributions from net realized gain	(.71)	(.30)	(.05)	(.86)	(1.59)
Total distributions	(1.13)	(.67)	(.37)	(1.25) C	(2.01)
Net asset value, end of period	$15.37	$14.62	$14.55	$13.44	$15.72
Total Return D	13.13%	5.22%	11.11%	(6.35)%	.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.56%	.57%	.58%	.58% G
Expenses net of fee waivers, if any	.55%	.56%	.57%	.58%	.58% G
Expenses net of all reductions, if any	.55%	.56%	.57%	.58%	.58% G
Net investment income (loss)	2.51%	2.40%	2.41%	2.93%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$6,029,250	$6,001,968	$8,014,855	$9,662,440	$12,039,706
Portfolio turnover rate H	17 % I	14% I	14% I	23% I	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.60	$14.54	$13.43	$15.71	$17.52
Income from Investment Operations
Net investment income (loss) A,B	.40	.36	.34	.41	.41
Net realized and unrealized gain (loss)	1.48	.39	1.16	(1.43)	(.20)
Total from investment operations	1.88	.75	1.50	(1.02)	.21
Distributions from net investment income	(.42)	(.39)	(.34)	(.40)	(.42)
Distributions from net realized gain	(.71)	(.30)	(.05)	(.86)	(1.59)
Total distributions	(1.13)	(.69)	(.39)	(1.26)	(2.02) C
Net asset value, end of period	$15.35	$14.60	$14.54	$13.43	$15.71
Total Return D	13.18%	5.26%	11.26%	(6.32)%	.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.48%	.49%	.50%	.50%	.51%
Expenses net of all reductions, if any	.48%	.49%	.50%	.50%	.51%
Net investment income (loss)	2.57%	2.47%	2.48%	3.01%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,108,757	$3,744,844	$4,981,952	$5,000,495	$7,535,845
Portfolio turnover rate G	17 % H	14% H	14% H	23% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.52	$14.48	$13.37	$15.65	$17.47
Income from Investment Operations
Net investment income (loss) A,B	.43	.39	.37	.42	.42
Net realized and unrealized gain (loss)	1.48	.37	1.15	(1.42)	(.20)
Total from investment operations	1.91	.76	1.52	(1.00)	.22
Distributions from net investment income	(.46)	(.43)	(.36)	(.42)	(.45)
Distributions from net realized gain	(.71)	(.30)	(.05)	(.86)	(1.59)
Total distributions	(1.17)	(.72) C	(.41)	(1.28)	(2.04)
Net asset value, end of period	$15.26	$14.52	$14.48	$13.37	$15.65
Total Return D	13.46%	5.42%	11.49%	(6.21)%	.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28%	.29%	.30%	.42%	.42%
Expenses net of fee waivers, if any	.28%	.29%	.30%	.42%	.42%
Expenses net of all reductions, if any	.28%	.29%	.30%	.42%	.42%
Net investment income (loss)	2.78%	2.67%	2.68%	3.10%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,040,850	$2,860,811	$2,363,485	$2,219,638	$2,428,224
Portfolio turnover rate G	17 % H	14% H	14% H	23% H	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2020 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$15.58
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.38) D
Total from investment operations	(.32)
Net asset value, end of period	$15.26
Total Return E,F	(2.05) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28% I
Expenses net of fee waivers, if any	.28 % I
Expenses net of all reductions, if any	.28% I
Net investment income (loss)	2.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	17 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	29,187,964	290,128,363
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	224,414,848	1,701,064,548
Fidelity Series Emerging Markets Debt Fund (b)	11,160,860	93,416,399
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,841,641	26,484,091
Fidelity Series Floating Rate High Income Fund (b)	1,760,795	15,248,481
Fidelity Series High Income Fund (b)	11,222,041	98,753,960
Fidelity Series International Credit Fund (b)	2,026,628	17,064,209
Fidelity Series International Developed Markets Bond Index Fund (b)	108,577,366	919,650,292
Fidelity Series Investment Grade Bond Fund (b)	457,283,175	4,623,132,897
Fidelity Series Long-Term Treasury Bond Index Fund (b)	100,384,144	535,047,485
Fidelity Series Real Estate Income Fund (b)	1,741,443	17,431,849
TOTAL BOND FUNDS (Cost $9,477,103,195)		8,337,422,574

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	17,149,559	220,371,830
Fidelity Series Blue Chip Growth Fund (b)	28,862,246	617,363,439
Fidelity Series Commodity Strategy Fund (b)	1,170,759	131,324,077
Fidelity Series Growth Company Fund (b)	41,599,963	1,105,727,028
Fidelity Series Intrinsic Opportunities Fund (b)	12,812,550	137,094,284
Fidelity Series Large Cap Stock Fund (b)	41,910,172	1,100,561,104
Fidelity Series Large Cap Value Index Fund (b)	17,245,952	320,774,706
Fidelity Series Opportunistic Insights Fund (b)	26,774,044	654,089,892
Fidelity Series Small Cap Core Fund (b)	2,233,666	31,003,286
Fidelity Series Small Cap Discovery Fund (b)	7,974,560	86,045,500
Fidelity Series Small Cap Opportunities Fund (b)	11,870,395	201,559,305
Fidelity Series Stock Selector Large Cap Value Fund (b)	50,786,203	715,069,743
Fidelity Series Value Discovery Fund (b)	38,680,283	650,602,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,324,046,381)		5,971,586,560

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	24,884,429	507,144,661
Fidelity Series Emerging Markets Fund (b)	24,228,776	305,524,860
Fidelity Series Emerging Markets Opportunities Fund (b)	48,094,792	1,249,983,638
Fidelity Series International Growth Fund (b)	45,647,951	854,986,130
Fidelity Series International Small Cap Fund (b)	10,592,737	185,161,051
Fidelity Series International Value Fund (b)	54,223,723	856,734,828
Fidelity Series Overseas Fund (b)	58,972,114	857,454,542
Fidelity Series Select International Small Cap Fund (b)	1,101,661	15,643,592
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,965,468,304)		4,832,633,302

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	2,250,000	2,249,773
US Treasury Bills 0% 4/23/2026 (d)	3.63	25,040,000	24,984,458
US Treasury Bills 0% 4/30/2026 (d)	3.61	16,710,000	16,661,142
US Treasury Bills 0% 4/9/2026 (d)	3.55	40,000	39,967
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.63	1,310,000	1,304,304
US Treasury Bills 0% 5/21/2026 (d)	3.64	20,000	19,898
US Treasury Bills 0% 5/7/2026 (d)	3.62	2,560,000	2,550,675
US Treasury Bills 0% 6/18/2026 (d)	3.66	90,000	89,299
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.65	500,000	495,765
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,396,698)			48,395,281

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $49,748,703)	3.69	49,738,755	49,748,703

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,864,763,281)	19,239,786,420
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(16,078,475)
NET ASSETS - 100.0%	19,223,707,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	501	6/2026	72,672,555	257,086

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	6,481	6/2026	735,188,438	(14,289,503)
CBOT US Treasury Long Bond Contracts (United States)	1,258	6/2026	142,900,938	(1,717,699)

TOTAL INTEREST RATE CONTRACTS				(16,007,202)

TOTAL LONG				(15,750,116)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(1,036)	6/2026	(130,131,960)	(560,593)
CME E-Mini S&P 500 Index Contracts (United States)	(977)	6/2026	(320,981,138)	7,427,271

TOTAL SHORT				6,866,678

TOTAL FUTURES CONTRACTS				(8,883,438)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,395,281.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	82,844,595	432,939,577	466,035,760	1,480,800	291	-	49,748,703	49,738,755	0.1%
Total	82,844,595	432,939,577	466,035,760	1,480,800	291	-	49,748,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,632,869	294,042,588	12,902,755	2,993,223	12,743	(657,082)	290,128,363	29,187,964
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,915,122,912	239,373,997	415,137,074	77,585,369	(64,967,713)	30,218,215	1,701,064,548	224,414,848
Fidelity Series All-Sector Equity Fund	199,550,809	38,321,570	40,579,203	18,193,728	6,256,410	16,822,244	220,371,830	17,149,559
Fidelity Series Blue Chip Growth Fund	585,851,943	86,238,797	189,959,108	24,413,979	51,553,538	83,678,269	617,363,439	28,862,246
Fidelity Series Canada Fund	317,607,200	180,210,191	83,046,917	9,174,515	11,871,708	80,502,479	507,144,661	24,884,429
Fidelity Series Commodity Strategy Fund	38,777,549	98,052,887	27,725,059	1,088,114	2,448,998	19,769,702	131,324,077	1,170,759
Fidelity Series Emerging Markets Debt Fund	97,545,386	6,825,390	15,720,958	5,865,341	(1,762,732)	6,529,313	93,416,399	11,160,860
Fidelity Series Emerging Markets Debt Local Currency Fund	29,771,792	2,229,260	7,035,889	2,142,978	(173,665)	1,692,593	26,484,091	2,841,641
Fidelity Series Emerging Markets Fund	302,065,762	12,095,611	110,010,934	7,399,353	21,735,166	79,639,255	305,524,860	24,228,776
Fidelity Series Emerging Markets Opportunities Fund	1,209,001,790	99,019,146	447,357,699	30,735,190	126,714,085	262,606,316	1,249,983,638	48,094,792
Fidelity Series Floating Rate High Income Fund	17,104,377	1,329,522	2,858,681	1,267,227	(91,252)	(235,485)	15,248,481	1,760,795
Fidelity Series Government Money Market Fund	-	136,782,943	136,782,943	969,824	-	-	-	-
Fidelity Series Growth Company Fund	1,074,878,199	170,318,555	415,555,088	109,015,140	126,526,209	149,559,153	1,105,727,028	41,599,963
Fidelity Series High Income Fund	103,851,072	7,624,674	15,745,791	7,288,045	(608,267)	3,632,272	98,753,960	11,222,041
Fidelity Series International Credit Fund	16,582,775	772,264	353,002	772,263	10,095	52,077	17,064,209	2,026,628
Fidelity Series International Developed Markets Bond Index Fund	922,621,762	156,515,544	144,386,165	36,626,469	(7,850,520)	(7,250,329)	919,650,292	108,577,366
Fidelity Series International Growth Fund	812,538,493	191,379,930	201,656,428	68,046,555	51,091,144	1,632,991	854,986,130	45,647,951
Fidelity Series International Small Cap Fund	256,665,885	36,084,254	128,112,023	31,577,958	29,531,574	(9,008,639)	185,161,051	10,592,737
Fidelity Series International Value Fund	914,396,690	118,967,385	320,234,972	87,753,152	112,952,391	30,653,334	856,734,828	54,223,723
Fidelity Series Intrinsic Opportunities Fund	156,440,151	18,386,875	43,816,302	16,804,186	533,132	5,550,428	137,094,284	12,812,550
Fidelity Series Investment Grade Bond Fund	4,735,352,806	767,225,746	899,146,383	205,540,262	(49,126,191)	68,826,919	4,623,132,897	457,283,175
Fidelity Series Large Cap Stock Fund	1,059,085,513	162,384,994	295,862,790	108,962,669	74,508,120	100,445,267	1,100,561,104	41,910,172
Fidelity Series Large Cap Value Index Fund	322,303,605	33,047,299	72,842,900	11,642,961	16,611,703	21,654,999	320,774,706	17,245,952
Fidelity Series Long-Term Treasury Bond Index Fund	833,070,656	60,813,994	335,432,227	28,488,889	(129,428,603)	106,023,665	535,047,485	100,384,144
Fidelity Series Opportunistic Insights Fund	635,295,262	142,207,404	169,645,047	96,848,260	58,107,663	(11,875,390)	654,089,892	26,774,044
Fidelity Series Overseas Fund	836,086,752	153,508,957	151,422,228	71,738,875	36,318,496	(17,037,435)	857,454,542	58,972,114
Fidelity Series Real Estate Income Fund	19,162,377	1,093,902	2,905,490	1,031,078	36,065	44,995	17,431,849	1,741,443
Fidelity Series Select International Small Cap Fund	3,502,178	11,175,473	2,081,933	462,761	254,255	2,793,619	15,643,592	1,101,661
Fidelity Series Small Cap Core Fund	33,939,123	315,824	11,824,475	273,324	304,506	8,268,308	31,003,286	2,233,666
Fidelity Series Small Cap Discovery Fund	98,916,633	9,716,093	28,476,686	9,506,090	(318,265)	6,207,725	86,045,500	7,974,560
Fidelity Series Small Cap Opportunities Fund	216,103,673	10,607,742	78,865,363	9,748,921	22,840,541	30,872,712	201,559,305	11,870,395
Fidelity Series Stock Selector Large Cap Value Fund	713,679,639	125,562,690	153,070,313	76,904,303	9,466,147	19,431,580	715,069,743	50,786,203
Fidelity Series Value Discovery Fund	669,461,780	87,642,957	156,714,103	56,064,810	14,868,562	35,343,170	650,602,366	38,680,283
	19,155,967,413	3,459,874,458	5,117,266,929	1,216,925,812	520,226,043	1,126,387,240	19,141,642,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	8,337,422,574	8,337,422,574	-	-

Domestic Equity Funds	5,971,586,560	5,971,586,560	-	-

International Equity Funds	4,832,633,302	4,832,633,302	-	-

U.S. Treasury Obligations	48,395,281	-	48,395,281	-

Money Market Funds	49,748,703	49,748,703	-	-
Total Investments in Securities:	19,239,786,420	19,191,391,139	48,395,281	-
Derivative Instruments:

Assets
Futures Contracts	7,684,357	7,684,357	-	-
Total Assets	7,684,357	7,684,357	-	-

Liabilities
Futures Contracts	(16,567,795)	(16,567,795)	-	-
Total Liabilities	(16,567,795)	(16,567,795)	-	-
Total Derivative Instruments:	(8,883,438)	(8,883,438)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,684,357	(560,593)
Total Equity Risk	7,684,357	(560,593)
Interest Rate Risk
Futures Contracts (a)	-	(16,007,202)
Total Interest Rate Risk	-	(16,007,202)
Total Value of Derivatives	7,684,357	(16,567,795)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,396,698)	$48,395,281
Fidelity Central Funds (cost $49,748,703)	49,748,703
Other affiliated issuers (cost $15,766,617,880)	19,141,642,436

Total Investment in Securities (cost $15,864,763,281)		$19,239,786,420
Receivable for investments sold		193,655,210
Receivable for fund shares sold		15,811,116
Distributions receivable from Fidelity Central Funds		117,827
Other receivables		393,196
Total assets		19,449,763,769
Liabilities
Payable for investments purchased	$184,569,461
Payable for fund shares redeemed	24,898,324
Accrued management fee	7,700,675
Payable for variation margin on futures contracts	8,494,159
Other payables and accrued expenses	393,205
Total liabilities		226,055,824
Net Assets		$19,223,707,945
Net Assets consist of:
Paid in capital		$15,410,047,135
Total accumulated earnings (loss)		3,813,660,810
Net Assets		$19,223,707,945

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value, offering price and redemption price per share ($6,517,607,969 ÷ 437,513,013 shares)		$14.90
Class K :
Net Asset Value, offering price and redemption price per share ($6,024,103,755 ÷ 405,497,696 shares)		$14.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($6,681,989,301 ÷ 451,795,525 shares)		$14.79
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,920 ÷ 468 shares)		$14.79
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$564,744,491
Interest		2,166,345
Income from Fidelity Central Funds		1,480,800
Total income		568,391,636
Expenses
Management fee	$94,148,432
Independent trustees' fees and expenses	46,069
Miscellaneous	65
Total expenses		94,194,566
Net Investment income (loss)		474,197,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,903
Redemptions in-kind	108,835,551
Fidelity Central Funds	291
Other affiliated issuers	411,390,492
Futures contracts	(22,134,475)
Capital gain distributions from underlying funds:
Affiliated issuers	652,181,321
Total net realized gain (loss)		1,150,276,083
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(247)
Affiliated issuers	1,126,387,240
Futures contracts	(13,738,915)
Total change in net unrealized appreciation (depreciation)		1,112,648,078
Net gain (loss)		2,262,924,161
Net increase (decrease) in net assets resulting from operations		$2,737,121,231
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$474,197,070	$494,118,550
Net realized gain (loss)	1,150,276,083	997,592,077
Change in net unrealized appreciation (depreciation)	1,112,648,078	(341,265,442)
Net increase (decrease) in net assets resulting from operations	2,737,121,231	1,150,445,185
Distributions to shareholders	(1,280,922,081)	(801,489,811)

Share transactions - net increase (decrease)	(1,491,927,668)	(3,998,312,977)
Total increase (decrease) in net assets	(35,728,518)	(3,649,357,603)

Net Assets
Beginning of period	19,259,436,463	22,908,794,066
End of period	$19,223,707,945	$19,259,436,463

Financial Highlights
Fidelity Freedom® 2025 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$13.68	$12.38	$14.49	$15.86
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.28	.34	.36
Net realized and unrealized gain (loss)	1.66	.38	1.29	(1.32)	(.13)
Total from investment operations	2.00	.69	1.57	(.98)	.23
Distributions from net investment income	(.36)	(.31)	(.27)	(.34)	(.37)
Distributions from net realized gain	(.60)	(.20)	- C	(.79)	(1.22)
Total distributions	(.96)	(.51)	(.27)	(1.13)	(1.60) D
Net asset value, end of period	$14.90	$13.86	$13.68	$12.38	$14.49
Total Return E	14.71%	5.13%	12.80%	(6.54)%	.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59%	.60%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.59%	.60%	.61%	.62%	.63%
Expenses net of all reductions, if any	.59%	.60%	.61%	.62%	.63%
Net investment income (loss)	2.28%	2.20%	2.23%	2.76%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$6,517,608	$6,249,008	$9,511,911	$11,261,592	$13,230,186
Portfolio turnover rate H	18 % I	15% I	14% I	24% I	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$13.65	$12.37	$14.47	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.29	.35	.37
Net realized and unrealized gain (loss)	1.66	.39	1.28	(1.31)	(.14)
Total from investment operations	2.01	.71	1.57	(.96)	.23
Distributions from net investment income	(.36)	(.34)	(.29)	(.35)	(.38)
Distributions from net realized gain	(.60)	(.20)	- C	(.79)	(1.22)
Total distributions	(.97) D	(.54)	(.29)	(1.14)	(1.60)
Net asset value, end of period	$14.86	$13.82	$13.65	$12.37	$14.47
Total Return E	14.79%	5.26%	12.82%	(6.43)%	1.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52%	.52%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.54%	.55%
Expenses net of all reductions, if any	.52%	.52%	.53%	.54%	.55%
Net investment income (loss)	2.35%	2.27%	2.31%	2.84%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$6,024,104	$7,016,462	$8,532,706	$8,112,110	$11,140,241
Portfolio turnover rate H	18 % I	15% I	14% I	24% I	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$13.61	$12.33	$14.44	$15.81
Income from Investment Operations
Net investment income (loss) A,B	.38	.34	.32	.36	.39
Net realized and unrealized gain (loss)	1.65	.38	1.27	(1.31)	(.13)
Total from investment operations	2.03	.72	1.59	(.95)	.26
Distributions from net investment income	(.40)	(.37)	(.31)	(.37)	(.40)
Distributions from net realized gain	(.60)	(.20)	- C	(.79)	(1.22)
Total distributions	(1.00)	(.57)	(.31)	(1.16)	(1.63) D
Net asset value, end of period	$14.79	$13.76	$13.61	$12.33	$14.44
Total Return E	15.05%	5.39%	13.04%	(6.36)%	1.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32%	.33%	.34%	.44%	.44%
Expenses net of fee waivers, if any	.32%	.33%	.34%	.44%	.44%
Expenses net of all reductions, if any	.32%	.33%	.34%	.44%	.44%
Net investment income (loss)	2.55%	2.46%	2.50%	2.95%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,681,989	$5,993,966	$4,864,178	$4,162,029	$4,216,639
Portfolio turnover rate H	18 % I	15% I	14% I	24% I	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2025 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$15.18
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.45) D
Total from investment operations	(.39)
Net asset value, end of period	$14.79
Total Return E	(2.57) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32% H
Expenses net of fee waivers, if any	.32 % H
Expenses net of all reductions, if any	.32% H
Net investment income (loss)	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	18 % J

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 36.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	12,133,093	120,602,944
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	275,798,584	2,090,553,269
Fidelity Series Emerging Markets Debt Fund (b)	19,695,270	164,849,409
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,901,049	45,677,776
Fidelity Series Floating Rate High Income Fund (b)	3,048,965	26,404,034
Fidelity Series High Income Fund (b)	19,203,162	168,987,827
Fidelity Series International Credit Fund (b)	1,949,612	16,415,737
Fidelity Series International Developed Markets Bond Index Fund (b)	185,514,064	1,571,304,126
Fidelity Series Investment Grade Bond Fund (b)	682,332,952	6,898,386,140
Fidelity Series Long-Term Treasury Bond Index Fund (b)	203,677,562	1,085,601,404
Fidelity Series Real Estate Income Fund (b)	2,957,694	29,606,520
TOTAL BOND FUNDS (Cost $13,661,838,663)		12,218,389,186

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	33,246,575	427,218,486
Fidelity Series Blue Chip Growth Fund (b)	56,001,012	1,197,861,647
Fidelity Series Commodity Strategy Fund (b)	2,012,661	225,760,194
Fidelity Series Growth Company Fund (b)	80,726,826	2,145,719,029
Fidelity Series Intrinsic Opportunities Fund (b)	24,985,995	267,350,149
Fidelity Series Large Cap Stock Fund (b)	81,324,965	2,135,593,582
Fidelity Series Large Cap Value Index Fund (b)	33,556,567	624,152,155
Fidelity Series Opportunistic Insights Fund (b)	51,948,834	1,269,110,013
Fidelity Series Small Cap Core Fund (b)	4,352,612	60,414,260
Fidelity Series Small Cap Discovery Fund (b)	15,556,860	167,858,520
Fidelity Series Small Cap Opportunities Fund (b)	23,094,051	392,136,979
Fidelity Series Stock Selector Large Cap Value Fund (b)	98,786,832	1,390,918,589
Fidelity Series Value Discovery Fund (b)	75,075,518	1,262,770,218
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,951,365,750)		11,566,863,821

International Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	46,511,148	947,897,206
Fidelity Series Emerging Markets Fund (b)	46,458,404	585,840,478
Fidelity Series Emerging Markets Opportunities Fund (b)	90,854,801	2,361,316,289
Fidelity Series International Growth Fund (b)	87,775,061	1,644,026,898
Fidelity Series International Small Cap Fund (b)	18,262,798	319,233,716
Fidelity Series International Value Fund (b)	104,262,351	1,647,345,144
Fidelity Series Overseas Fund (b)	113,395,827	1,648,775,320
Fidelity Series Select International Small Cap Fund (b)	1,882,802	26,735,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,859,006,479)		9,181,170,836

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	4,410,000	4,409,555
US Treasury Bills 0% 4/23/2026 (d)	3.63	43,590,000	43,493,312
US Treasury Bills 0% 4/30/2026 (d)	3.61	24,390,000	24,318,686
US Treasury Bills 0% 4/9/2026 (d)	3.55	100,000	99,920
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	3,090,000	3,076,564
US Treasury Bills 0% 5/7/2026 (d)	3.62	4,490,000	4,473,645
US Treasury Bills 0% 6/18/2026 (d)	3.66	1,580,000	1,567,686
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.65	1,600,000	1,586,447
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,028,062)			83,025,815

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $86,386,987)	3.69	86,369,713	86,386,987

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $26,641,625,941)	33,135,836,645
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(28,449,181)
NET ASSETS - 100.0%	33,107,387,464

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	840	6/2026	121,846,200	985,193

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	11,146	6/2026	1,264,374,375	(24,575,035)
CBOT US Treasury Long Bond Contracts (United States)	2,164	6/2026	245,816,875	(2,952,206)

TOTAL INTEREST RATE CONTRACTS				(27,527,241)

TOTAL LONG				(26,542,048)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(1,943)	6/2026	(244,060,230)	(1,046,165)
CME E-Mini S&P 500 Index Contracts (United States)	(1,623)	6/2026	(533,216,363)	12,124,080

TOTAL SHORT				11,077,915

TOTAL FUTURES CONTRACTS				(15,464,133)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $82,915,826.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	130,772,442	717,487,562	761,873,581	2,268,855	564	-	86,386,987	86,369,713	0.1%
Total	130,772,442	717,487,562	761,873,581	2,268,855	564	-	86,386,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,167,647	108,996,024	3,447,725	1,297,607	24,221	(137,223)	120,602,944	12,133,093
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,738,822,957	593,777,251	198,022,244	81,130,272	(16,310,170)	(24,684,188)	2,090,553,269	275,798,584
Fidelity Series All-Sector Equity Fund	355,698,377	78,428,159	46,300,702	34,634,832	6,064,018	33,328,634	427,218,486	33,246,575
Fidelity Series Blue Chip Growth Fund	1,043,793,045	173,386,810	260,753,477	45,406,752	36,423,779	205,011,490	1,197,861,647	56,001,012
Fidelity Series Canada Fund	560,214,180	314,376,096	92,568,180	16,725,659	15,832,101	150,043,009	947,897,206	46,511,148
Fidelity Series Commodity Strategy Fund	61,058,667	165,836,482	38,929,339	1,795,031	4,149,250	33,645,134	225,760,194	2,012,661
Fidelity Series Emerging Markets Debt Fund	154,242,758	16,266,657	13,235,537	9,721,400	(308,946)	7,884,477	164,849,409	19,695,270
Fidelity Series Emerging Markets Debt Local Currency Fund	46,749,278	4,047,228	7,363,080	3,565,573	(238,940)	2,483,290	45,677,776	4,901,049
Fidelity Series Emerging Markets Fund	521,986,610	24,822,294	142,520,569	13,650,943	23,733,599	157,818,544	585,840,478	46,458,404
Fidelity Series Emerging Markets Opportunities Fund	2,089,197,603	181,303,670	606,729,409	56,734,097	152,223,834	545,320,591	2,361,316,289	90,854,801
Fidelity Series Floating Rate High Income Fund	26,894,369	2,435,941	2,378,855	2,079,413	(9,868)	(537,553)	26,404,034	3,048,965
Fidelity Series Government Money Market Fund	-	152,300,482	152,300,482	915,865	-	-	-	-
Fidelity Series Growth Company Fund	1,912,739,824	340,708,799	602,563,520	205,772,897	136,921,137	357,912,789	2,145,719,029	80,726,826
Fidelity Series High Income Fund	163,859,857	13,879,059	13,503,067	11,953,296	42,057	4,709,921	168,987,827	19,203,162
Fidelity Series International Credit Fund	16,054,713	746,213	445,730	746,213	6,347	54,194	16,415,737	1,949,612
Fidelity Series International Developed Markets Bond Index Fund	1,462,342,065	270,966,081	135,804,458	60,367,665	(3,803,146)	(22,396,416)	1,571,304,126	185,514,064
Fidelity Series International Growth Fund	1,442,358,909	376,798,509	261,791,137	128,166,673	50,071,362	36,589,255	1,644,026,898	87,775,061
Fidelity Series International Small Cap Fund	395,405,854	61,403,700	167,607,829	53,476,245	32,268,158	(2,236,167)	319,233,716	18,262,798
Fidelity Series International Value Fund	1,617,246,737	238,255,401	464,948,519	165,252,606	157,724,904	99,066,621	1,647,345,144	104,262,351
Fidelity Series Intrinsic Opportunities Fund	277,976,998	34,161,402	55,477,733	31,156,764	853,330	9,836,152	267,350,149	24,985,995
Fidelity Series Investment Grade Bond Fund	6,609,080,467	1,169,142,985	906,014,045	297,058,618	(61,111,961)	87,288,694	6,898,386,140	682,332,952
Fidelity Series Large Cap Stock Fund	1,884,680,762	319,751,490	383,115,829	202,606,586	90,375,399	223,901,760	2,135,593,582	81,324,965
Fidelity Series Large Cap Value Index Fund	574,757,153	69,242,030	90,168,233	21,971,498	10,402,117	59,919,088	624,152,155	33,556,567
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,421,650	161,563,270	475,115,445	53,078,413	(174,290,828)	133,022,757	1,085,601,404	203,677,562
Fidelity Series Opportunistic Insights Fund	1,131,651,908	276,617,553	213,930,541	182,703,031	56,001,117	18,769,976	1,269,110,013	51,948,834
Fidelity Series Overseas Fund	1,480,402,899	318,516,970	175,455,789	135,122,535	34,662,191	(9,350,951)	1,648,775,320	113,395,827
Fidelity Series Real Estate Income Fund	29,938,453	2,034,181	2,468,939	1,677,169	41,079	61,746	29,606,520	2,957,694
Fidelity Series Select International Small Cap Fund	5,511,736	18,107,892	1,735,604	774,704	176,136	4,675,625	26,735,785	1,882,802
Fidelity Series Small Cap Core Fund	59,060,156	715,745	15,096,110	515,520	608,685	15,125,784	60,414,260	4,352,612
Fidelity Series Small Cap Discovery Fund	176,000,595	18,403,790	36,678,814	17,817,523	(174,041)	10,306,990	167,858,520	15,556,860
Fidelity Series Small Cap Opportunities Fund	386,248,118	19,502,768	112,401,158	18,225,259	25,231,736	73,555,515	392,136,979	23,094,051
Fidelity Series Stock Selector Large Cap Value Fund	1,272,704,807	258,275,812	187,960,249	146,279,462	15,250,736	32,647,483	1,390,918,589	98,786,832
Fidelity Series Value Discovery Fund	1,189,568,783	188,195,729	205,239,781	106,748,033	21,326,838	68,918,649	1,262,770,218	75,075,518
	30,141,837,935	5,972,966,473	6,072,072,129	2,109,128,154	614,166,231	2,312,555,670	32,966,423,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,218,389,186	12,218,389,186	-	-

Domestic Equity Funds	11,566,863,821	11,566,863,821	-	-

International Equity Funds	9,181,170,836	9,181,170,836	-	-

U.S. Treasury Obligations	83,025,815	-	83,025,815	-

Money Market Funds	86,386,987	86,386,987	-	-
Total Investments in Securities:	33,135,836,645	33,052,810,830	83,025,815	-
Derivative Instruments:

Assets
Futures Contracts	13,109,273	13,109,273	-	-
Total Assets	13,109,273	13,109,273	-	-

Liabilities
Futures Contracts	(28,573,406)	(28,573,406)	-	-
Total Liabilities	(28,573,406)	(28,573,406)	-	-
Total Derivative Instruments:	(15,464,133)	(15,464,133)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,109,273	(1,046,165)
Total Equity Risk	13,109,273	(1,046,165)
Interest Rate Risk
Futures Contracts (a)	-	(27,527,241)
Total Interest Rate Risk	-	(27,527,241)
Total Value of Derivatives	13,109,273	(28,573,406)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $83,028,062)	$83,025,815
Fidelity Central Funds (cost $86,386,987)	86,386,987
Other affiliated issuers (cost $26,472,210,892)	32,966,423,843

Total Investment in Securities (cost $26,641,625,941)		$33,135,836,645
Receivable for investments sold		270,769,779
Receivable for fund shares sold		27,002,677
Distributions receivable from Fidelity Central Funds		205,682
Other receivables		517,683
Total assets		33,434,332,466
Liabilities
Payable for investments purchased	$271,471,767
Payable for fund shares redeemed	26,358,587
Accrued management fee	13,998,456
Payable for variation margin on futures contracts	14,598,506
Other payables and accrued expenses	517,686
Total liabilities		326,945,002
Net Assets		$33,107,387,464
Net Assets consist of:
Paid in capital		$25,782,481,989
Total accumulated earnings (loss)		7,324,905,475
Net Assets		$33,107,387,464

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value, offering price and redemption price per share ($10,718,474,958 ÷ 548,594,925 shares)		$19.54
Class K :
Net Asset Value, offering price and redemption price per share ($10,421,055,579 ÷ 534,270,740 shares)		$19.51
Class K6 :
Net Asset Value, offering price and redemption price per share ($11,967,850,039 ÷ 616,725,964 shares)		$19.41
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,888 ÷ 355 shares)		$19.40
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$885,312,205
Interest		3,480,752
Income from Fidelity Central Funds		2,268,855
Total income		891,061,812
Expenses
Management fee	$165,033,921
Independent trustees' fees and expenses	75,305
Miscellaneous	94
Total expenses before reductions	165,109,320
Expense reductions	(5)
Total expenses after reductions		165,109,315
Net Investment income (loss)		725,952,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,045
Redemptions in-kind	264,489,186
Fidelity Central Funds	564
Other affiliated issuers	349,677,045
Futures contracts	(32,479,646)
Capital gain distributions from underlying funds:
Affiliated issuers	1,223,815,949
Total net realized gain (loss)		1,805,508,143
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(458)
Affiliated issuers	2,312,555,670
Futures contracts	(22,728,375)
Total change in net unrealized appreciation (depreciation)		2,289,826,837
Net gain (loss)		4,095,334,980
Net increase (decrease) in net assets resulting from operations		$4,821,287,477
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$725,952,497	$695,296,113
Net realized gain (loss)	1,805,508,143	1,440,414,673
Change in net unrealized appreciation (depreciation)	2,289,826,837	(402,813,684)
Net increase (decrease) in net assets resulting from operations	4,821,287,477	1,732,897,102
Distributions to shareholders	(1,815,364,867)	(969,526,541)

Share transactions - net increase (decrease)	(200,272,314)	(3,963,093,202)
Total increase (decrease) in net assets	2,805,650,296	(3,199,722,641)

Net Assets
Beginning of period	30,301,737,168	33,501,459,809
End of period	$33,107,387,464	$30,301,737,168

Financial Highlights
Fidelity Freedom® 2030 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$17.42	$15.49	$18.18	$19.92
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.33	.39	.45
Net realized and unrealized gain (loss)	2.40	.53	1.91	(1.61)	(.08)
Total from investment operations	2.81	.89	2.24	(1.22)	.37
Distributions from net investment income	(.42)	(.37)	(.30)	(.38)	(.46)
Distributions from net realized gain	(.65)	(.15)	(.01)	(1.09)	(1.65)
Total distributions	(1.06) C	(.52)	(.31)	(1.47)	(2.11)
Net asset value, end of period	$19.54	$17.79	$17.42	$15.49	$18.18
Total Return D	16.11%	5.14%	14.56%	(6.46)%	1.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.64%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.61%	.64%	.65%	.66%	.67%
Expenses net of all reductions, if any	.61%	.64%	.65%	.66%	.67%
Net investment income (loss)	2.11%	2.03%	2.08%	2.52%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$10,718,475	$9,610,503	$13,670,701	$14,893,431	$16,667,165
Portfolio turnover rate G	16 % H	16% H	16% H	25% H	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.75	$17.40	$15.49	$18.17	$19.90
Income from Investment Operations
Net investment income (loss) A,B	.42	.38	.35	.40	.47
Net realized and unrealized gain (loss)	2.41	.52	1.89	(1.60)	(.08)
Total from investment operations	2.83	.90	2.24	(1.20)	.39
Distributions from net investment income	(.43)	(.40)	(.33)	(.39)	(.47)
Distributions from net realized gain	(.65)	(.15)	(.01)	(1.10)	(1.65)
Total distributions	(1.07) C	(.55)	(.33) C	(1.48) C	(2.12)
Net asset value, end of period	$19.51	$17.75	$17.40	$15.49	$18.17
Total Return D	16.25%	5.21%	14.58%	(6.33)%	1.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.56%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.57%	.58%
Expenses net of all reductions, if any	.55%	.56%	.57%	.57%	.58%
Net investment income (loss)	2.18%	2.11%	2.17%	2.61%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$10,421,056	$10,890,466	$12,619,958	$11,055,552	$14,350,456
Portfolio turnover rate G	16 % H	16% H	16% H	25% H	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$17.68	$17.34	$15.43	$18.12	$19.86
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.38	.42	.49
Net realized and unrealized gain (loss)	2.40	.53	1.89	(1.60)	(.07)
Total from investment operations	2.85	.94	2.27	(1.18)	.42
Distributions from net investment income	(.47)	(.44)	(.35)	(.42)	(.50)
Distributions from net realized gain	(.65)	(.15)	(.01)	(1.10)	(1.66)
Total distributions	(1.12)	(.60) C	(.36)	(1.51) C	(2.16)
Net asset value, end of period	$19.41	$17.68	$17.34	$15.43	$18.12
Total Return D	16.42%	5.46%	14.82%	(6.25)%	1.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.37%	.45%	.46%
Expenses net of fee waivers, if any	.36%	.36%	.37%	.45%	.46%
Expenses net of all reductions, if any	.36%	.36%	.37%	.45%	.46%
Net investment income (loss)	2.37%	2.31%	2.36%	2.73%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$11,967,850	$9,800,768	$7,210,801	$5,833,874	$5,441,425
Portfolio turnover rate G	16 % H	16% H	16% H	25% H	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2030 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$19.98
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.66) D
Total from investment operations	(.58)
Net asset value, end of period	$19.40
Total Return E,F	(2.90) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I
Expenses net of fee waivers, if any	.35 % I
Expenses net of all reductions, if any	.35% I
Net investment income (loss)	2.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	16 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 29.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,367,154	13,589,507
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	101,035,275	765,847,386
Fidelity Series Emerging Markets Debt Fund (b)	18,770,068	157,105,472
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,670,556	43,529,584
Fidelity Series Floating Rate High Income Fund (b)	2,770,141	23,989,418
Fidelity Series High Income Fund (b)	18,095,685	159,242,030
Fidelity Series International Credit Fund (b)	1,277,813	10,759,185
Fidelity Series International Developed Markets Bond Index Fund (b)	169,449,689	1,435,238,862
Fidelity Series Investment Grade Bond Fund (b)	530,347,694	5,361,815,191
Fidelity Series Long-Term Treasury Bond Index Fund (b)	217,907,026	1,161,444,451
Fidelity Series Real Estate Income Fund (b)	2,756,141	27,588,971
TOTAL BOND FUNDS (Cost $9,952,080,811)		9,160,150,057

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	36,176,491	464,867,907
Fidelity Series Blue Chip Growth Fund (b)	60,947,182	1,303,660,223
Fidelity Series Commodity Strategy Fund (b)	1,917,769	215,116,197
Fidelity Series Growth Company Fund (b)	87,856,613	2,335,228,777
Fidelity Series Intrinsic Opportunities Fund (b)	27,249,814	291,573,013
Fidelity Series Large Cap Stock Fund (b)	88,501,581	2,324,051,527
Fidelity Series Large Cap Value Index Fund (b)	36,516,822	679,212,886
Fidelity Series Opportunistic Insights Fund (b)	56,534,708	1,381,142,915
Fidelity Series Small Cap Core Fund (b)	4,735,139	65,723,723
Fidelity Series Small Cap Discovery Fund (b)	16,969,304	183,098,792
Fidelity Series Small Cap Opportunities Fund (b)	25,187,417	427,682,334
Fidelity Series Stock Selector Large Cap Value Fund (b)	107,501,890	1,513,626,612
Fidelity Series Value Discovery Fund (b)	81,697,392	1,374,150,135
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,016,835,421)		12,559,135,041

International Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	48,539,424	989,233,467
Fidelity Series Emerging Markets Fund (b)	49,348,872	622,289,270
Fidelity Series Emerging Markets Opportunities Fund (b)	96,438,032	2,506,424,448
Fidelity Series International Growth Fund (b)	94,420,942	1,768,504,245
Fidelity Series International Small Cap Fund (b)	17,428,439	304,649,119
Fidelity Series International Value Fund (b)	112,157,786	1,772,093,025
Fidelity Series Overseas Fund (b)	121,984,630	1,773,656,526
Fidelity Series Select International Small Cap Fund (b)	1,788,055	25,390,380
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,519,809,050)		9,762,240,480

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	4,290,000	4,289,568
US Treasury Bills 0% 4/23/2026 (d)	3.63	39,910,000	39,821,474
US Treasury Bills 0% 4/30/2026 (d)	3.61	24,070,000	23,999,622
US Treasury Bills 0% 4/9/2026 (d)	3.55	100,000	99,920
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	4,030,000	4,012,476
US Treasury Bills 0% 5/7/2026 (d)	3.62	4,720,000	4,702,807
US Treasury Bills 0% 6/18/2026 (d)	3.66	730,000	724,311
US Treasury Bills 0% 6/25/2026 (d)	3.62	1,600,000	1,586,447
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,238,890)			79,236,625

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $82,637,110)	3.69	82,620,586	82,637,110

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,650,601,282)	31,643,399,313
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(27,733,385)
NET ASSETS - 100.0%	31,615,665,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	877	6/2026	127,213,235	903,128

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	10,635	6/2026	1,206,407,813	(23,449,360)
CBOT US Treasury Long Bond Contracts (United States)	2,064	6/2026	234,457,500	(2,814,296)

TOTAL INTEREST RATE CONTRACTS				(26,263,656)

TOTAL LONG				(25,360,528)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(2,034)	6/2026	(255,490,740)	(1,095,140)
CME E-Mini S&P 500 Index Contracts (United States)	(1,468)	6/2026	(482,293,050)	10,918,912

TOTAL SHORT				9,823,772

TOTAL FUTURES CONTRACTS				(15,536,756)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,131,636.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,567,050	663,480,259	698,410,137	1,971,145	(62)	-	82,637,110	82,620,586	0.1%
Total	117,567,050	663,480,259	698,410,137	1,971,145	(62)	-	82,637,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,584,866	1,073,308	1,057,543	529,685	22,936	(34,060)	13,589,507	1,367,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	371,133,986	438,489,623	29,377,584	24,317,273	(81,649)	(13,775,255)	765,847,386	101,035,275
Fidelity Series All-Sector Equity Fund	372,977,167	97,983,576	46,595,106	37,257,813	5,390,977	35,111,293	464,867,907	36,176,491
Fidelity Series Blue Chip Growth Fund	1,091,646,026	212,207,697	251,830,049	48,189,941	33,286,952	218,349,597	1,303,660,223	60,947,182
Fidelity Series Canada Fund	582,569,766	313,694,436	79,270,155	17,511,995	14,245,419	157,994,001	989,233,467	48,539,424
Fidelity Series Commodity Strategy Fund	54,687,795	159,507,851	34,858,507	1,653,469	3,780,833	31,998,225	215,116,197	1,917,769
Fidelity Series Emerging Markets Debt Fund	139,600,356	18,831,618	8,329,396	9,086,645	350,392	6,652,502	157,105,472	18,770,068
Fidelity Series Emerging Markets Debt Local Currency Fund	41,583,071	4,788,766	4,719,708	3,289,173	(40,654)	1,918,109	43,529,584	4,670,556
Fidelity Series Emerging Markets Fund	525,195,141	39,086,130	128,909,351	14,272,828	18,793,760	168,123,590	622,289,270	49,348,872
Fidelity Series Emerging Markets Opportunities Fund	2,102,045,888	233,912,035	545,612,720	59,361,396	104,996,630	611,082,615	2,506,424,448	96,438,032
Fidelity Series Floating Rate High Income Fund	23,007,756	2,910,180	1,440,741	1,822,995	(3,944)	(483,833)	23,989,418	2,770,141
Fidelity Series Government Money Market Fund	-	141,755,023	141,755,023	871,729	-	-	-	-
Fidelity Series Growth Company Fund	1,994,488,031	408,772,512	584,020,793	220,112,984	122,752,544	393,236,483	2,335,228,777	87,856,613
Fidelity Series High Income Fund	146,758,671	16,821,665	8,554,876	10,950,786	275,439	3,941,131	159,242,030	18,095,685
Fidelity Series International Credit Fund	10,531,588	489,586	301,670	489,587	3,450	36,231	10,759,185	1,277,813
Fidelity Series International Developed Markets Bond Index Fund	1,174,281,459	387,024,918	101,270,120	52,482,313	(4,721,437)	(20,075,958)	1,435,238,862	169,449,689
Fidelity Series International Growth Fund	1,511,697,622	408,545,575	235,934,784	137,120,834	34,388,817	49,807,015	1,768,504,245	94,420,942
Fidelity Series International Small Cap Fund	372,528,753	50,380,394	144,177,632	49,630,310	22,129,599	3,788,005	304,649,119	17,428,439
Fidelity Series International Value Fund	1,661,286,377	277,553,847	433,551,830	176,760,821	127,580,419	139,224,212	1,772,093,025	112,157,786
Fidelity Series Intrinsic Opportunities Fund	288,833,264	36,885,016	45,136,389	32,995,667	855,253	10,135,869	291,573,013	27,249,814
Fidelity Series Investment Grade Bond Fund	4,554,641,616	1,336,425,149	545,855,152	218,221,896	(18,351,920)	34,955,498	5,361,815,191	530,347,694
Fidelity Series Large Cap Stock Fund	1,965,416,712	386,077,597	355,764,725	214,949,660	66,775,677	261,546,266	2,324,051,527	88,501,581
Fidelity Series Large Cap Value Index Fund	601,529,797	85,531,107	82,138,404	23,500,200	9,586,812	64,703,574	679,212,886	36,516,822
Fidelity Series Long-Term Treasury Bond Index Fund	1,402,705,859	210,637,297	410,415,059	53,856,140	(134,054,368)	92,570,722	1,161,444,451	217,907,026
Fidelity Series Opportunistic Insights Fund	1,182,960,658	317,213,620	192,906,036	195,369,149	44,904,218	28,970,455	1,381,142,915	56,534,708
Fidelity Series Overseas Fund	1,533,714,611	357,939,755	138,424,152	144,564,192	29,049,020	(8,622,708)	1,773,656,526	121,984,630
Fidelity Series Real Estate Income Fund	26,453,908	2,605,030	1,543,997	1,517,758	22,152	51,878	27,588,971	2,756,141
Fidelity Series Select International Small Cap Fund	4,934,823	16,995,895	942,251	723,557	110,496	4,291,417	25,390,380	1,788,055
Fidelity Series Small Cap Core Fund	61,287,780	1,188,400	13,369,462	551,143	581,726	16,035,279	65,723,723	4,735,139
Fidelity Series Small Cap Discovery Fund	183,545,472	20,749,550	31,500,376	18,994,176	(140,843)	10,444,989	183,098,792	16,969,304
Fidelity Series Small Cap Opportunities Fund	404,442,650	23,232,298	104,285,757	19,387,646	17,682,735	86,610,408	427,682,334	25,187,417
Fidelity Series Stock Selector Large Cap Value Fund	1,334,481,499	301,803,225	170,079,475	157,330,143	13,920,072	33,501,291	1,513,626,612	107,501,890
Fidelity Series Value Discovery Fund	1,236,069,080	236,847,773	192,534,356	114,892,723	20,698,541	73,069,097	1,374,150,135	81,697,392
	26,970,622,048	6,547,960,452	5,066,463,179	2,062,566,627	534,790,054	2,495,157,938	31,481,525,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,160,150,057	9,160,150,057	-	-

Domestic Equity Funds	12,559,135,041	12,559,135,041	-	-

International Equity Funds	9,762,240,480	9,762,240,480	-	-

U.S. Treasury Obligations	79,236,625	-	79,236,625	-

Money Market Funds	82,637,110	82,637,110	-	-
Total Investments in Securities:	31,643,399,313	31,564,162,688	79,236,625	-
Derivative Instruments:

Assets
Futures Contracts	11,822,040	11,822,040	-	-
Total Assets	11,822,040	11,822,040	-	-

Liabilities
Futures Contracts	(27,358,796)	(27,358,796)	-	-
Total Liabilities	(27,358,796)	(27,358,796)	-	-
Total Derivative Instruments:	(15,536,756)	(15,536,756)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,822,040	(1,095,140)
Total Equity Risk	11,822,040	(1,095,140)
Interest Rate Risk
Futures Contracts (a)	-	(26,263,656)
Total Interest Rate Risk	-	(26,263,656)
Total Value of Derivatives	11,822,040	(27,358,796)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $79,238,890)	$79,236,625
Fidelity Central Funds (cost $82,637,110)	82,637,110
Other affiliated issuers (cost $24,488,725,282)	31,481,525,578

Total Investment in Securities (cost $24,650,601,282)		$31,643,399,313
Receivable for investments sold		255,398,544
Receivable for fund shares sold		22,390,528
Distributions receivable from Fidelity Central Funds		195,504
Other receivables		299,358
Total assets		31,921,683,247
Liabilities
Payable for investments purchased	$249,930,855
Payable for fund shares redeemed	27,861,877
Accrued management fee	13,936,286
Payable for variation margin on futures contracts	13,988,949
Other payables and accrued expenses	299,352
Total liabilities		306,017,319
Net Assets		$31,615,665,928
Net Assets consist of:
Paid in capital		$23,704,008,236
Total accumulated earnings (loss)		7,911,657,692
Net Assets		$31,615,665,928

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value, offering price and redemption price per share ($8,664,588,725 ÷ 488,722,296 shares)		$17.73
Class K :
Net Asset Value, offering price and redemption price per share ($10,509,973,486 ÷ 594,365,958 shares)		$17.68
Class K6 :
Net Asset Value, offering price and redemption price per share ($12,441,096,848 ÷ 706,446,088 shares)		$17.61
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,869 ÷ 390 shares)		$17.61
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$759,823,165
Interest		3,221,396
Income from Fidelity Central Funds		1,971,145
Total income		765,015,706
Expenses
Management fee	$160,011,669
Independent trustees' fees and expenses	69,314
Miscellaneous	86
Total expenses		160,081,069
Net Investment income (loss)		604,934,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,480
Redemptions in-kind	283,166,032
Fidelity Central Funds	(62)
Other affiliated issuers	251,624,022
Futures contracts	(27,965,857)
Capital gain distributions from underlying funds:
Affiliated issuers	1,302,743,462
Total net realized gain (loss)		1,809,572,077
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(661)
Affiliated issuers	2,495,157,938
Futures contracts	(23,554,511)
Total change in net unrealized appreciation (depreciation)		2,471,602,766
Net gain (loss)		4,281,174,843
Net increase (decrease) in net assets resulting from operations		$4,886,109,480
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$604,934,637	$537,746,394
Net realized gain (loss)	1,809,572,077	1,415,385,241
Change in net unrealized appreciation (depreciation)	2,471,602,766	(441,238,806)
Net increase (decrease) in net assets resulting from operations	4,886,109,480	1,511,892,829
Distributions to shareholders	(1,573,520,570)	(814,910,078)

Share transactions - net increase (decrease)	1,190,515,203	(1,784,482,654)
Total increase (decrease) in net assets	4,503,104,113	(1,087,499,903)

Net Assets
Beginning of period	27,112,561,815	28,200,061,718
End of period	$31,615,665,928	$27,112,561,815

Financial Highlights
Fidelity Freedom® 2035 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.82	$15.44	$13.39	$15.89	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.33	.28	.25	.29	.37
Net realized and unrealized gain (loss)	2.47	.53	2.07	(1.38)	.13
Total from investment operations	2.80	.81	2.32	(1.09)	.50
Distributions from net investment income	(.33)	(.27)	(.23)	(.29)	(.39)
Distributions from net realized gain	(.57)	(.16)	(.04)	(1.12)	(1.58)
Total distributions	(.89) C	(.43)	(.27)	(1.41)	(1.97)
Net asset value, end of period	$17.73	$15.82	$15.44	$13.39	$15.89
Total Return D	18.05%	5.30%	17.48%	(6.56)%	2.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.68% G	.70%	.70%	.71% G
Expenses net of fee waivers, if any	.65%	.68% G	.70%	.70%	.71% G
Expenses net of all reductions, if any	.65%	.68% G	.70%	.70%	.71% G
Net investment income (loss)	1.88%	1.78%	1.79%	2.17%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$8,664,589	$7,296,908	$10,379,604	$10,760,152	$11,630,509
Portfolio turnover rate H	14 % I	19% I	17% I	23% I	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.77	$15.42	$13.38	$15.87	$17.33
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.26	.30	.39
Net realized and unrealized gain (loss)	2.47	.52	2.07	(1.37)	.13
Total from investment operations	2.81	.82	2.33	(1.07)	.52
Distributions from net investment income	(.34)	(.31)	(.26)	(.29)	(.40)
Distributions from net realized gain	(.57)	(.16)	(.04)	(1.13)	(1.58)
Total distributions	(.90) C	(.47)	(.29) C	(1.42)	(1.98)
Net asset value, end of period	$17.68	$15.77	$15.42	$13.38	$15.87
Total Return D	18.16%	5.33%	17.61%	(6.44)%	2.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.59%	.60%	.61%	.61% G
Expenses net of fee waivers, if any	.59%	.59%	.60%	.61%	.61% G
Expenses net of all reductions, if any	.59%	.59%	.60%	.61%	.61% G
Net investment income (loss)	1.94%	1.87%	1.88%	2.27%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$10,509,973	$10,278,350	$10,860,422	$9,010,345	$11,216,392
Portfolio turnover rate H	14 % I	19% I	17% I	23% I	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$15.38	$13.34	$15.84	$17.31
Income from Investment Operations
Net investment income (loss) A,B	.37	.33	.29	.32	.41
Net realized and unrealized gain (loss)	2.46	.52	2.07	(1.37)	.12
Total from investment operations	2.83	.85	2.36	(1.05)	.53
Distributions from net investment income	(.38)	(.35)	(.28)	(.31)	(.43)
Distributions from net realized gain	(.57)	(.16)	(.04)	(1.13)	(1.58)
Total distributions	(.94) C	(.51)	(.32)	(1.45) C	(2.00) C
Net asset value, end of period	$17.61	$15.72	$15.38	$13.34	$15.84
Total Return D	18.37%	5.54%	17.86%	(6.33)%	2.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.40%	.41%	.47%	.48%
Expenses net of fee waivers, if any	.39%	.40%	.41%	.47%	.48%
Expenses net of all reductions, if any	.39%	.40%	.41%	.47%	.48%
Net investment income (loss)	2.14%	2.06%	2.07%	2.40%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$12,441,097	$9,537,303	$6,960,036	$5,173,880	$4,693,321
Portfolio turnover rate G	14 % H	19% H	17% H	23% H	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2035 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$18.20
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.66) D
Total from investment operations	(.59)
Net asset value, end of period	$17.61
Total Return E	(3.24) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H
Expenses net of fee waivers, if any	.36 % H
Expenses net of all reductions, if any	.36% H
Net investment income (loss)	2.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	14 % J

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,331,900	13,239,084
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,941,131	14,713,770
Fidelity Series Emerging Markets Debt Fund (b)	19,450,418	162,799,997
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,808,924	44,819,174
Fidelity Series Floating Rate High Income Fund (b)	3,155,498	27,326,614
Fidelity Series High Income Fund (b)	18,332,986	161,330,277
Fidelity Series International Credit Fund (b)	1,226,551	10,327,563
Fidelity Series International Developed Markets Bond Index Fund (b)	106,370,552	900,958,574
Fidelity Series Investment Grade Bond Fund (b)	192,958,538	1,950,810,818
Fidelity Series Long-Term Treasury Bond Index Fund (b)	256,651,318	1,367,951,528
Fidelity Series Real Estate Income Fund (b)	2,808,964	28,117,729
TOTAL BOND FUNDS (Cost $5,144,019,973)		4,682,395,128

Domestic Equity Funds - 48.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	46,271,169	594,584,516
Fidelity Series Blue Chip Growth Fund (b)	77,201,203	1,651,333,737
Fidelity Series Commodity Strategy Fund (b)	1,974,305	221,457,775
Fidelity Series Growth Company Fund (b)	111,279,544	2,957,810,278
Fidelity Series Intrinsic Opportunities Fund (b)	34,547,463	369,657,851
Fidelity Series Large Cap Stock Fund (b)	112,075,794	2,943,110,362
Fidelity Series Large Cap Value Index Fund (b)	46,214,561	859,590,838
Fidelity Series Opportunistic Insights Fund (b)	71,611,052	1,749,457,990
Fidelity Series Small Cap Core Fund (b)	5,995,767	83,221,240
Fidelity Series Small Cap Discovery Fund (b)	21,554,215	232,569,982
Fidelity Series Small Cap Opportunities Fund (b)	32,075,286	544,638,363
Fidelity Series Stock Selector Large Cap Value Fund (b)	136,051,572	1,915,606,135
Fidelity Series Value Discovery Fund (b)	103,386,012	1,738,952,726
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,419,318,965)		15,861,991,793

International Equity Funds - 36.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	58,375,421	1,189,691,087
Fidelity Series Emerging Markets Fund (b)	61,363,659	773,795,736
Fidelity Series Emerging Markets Opportunities Fund (b)	117,519,250	3,054,325,300
Fidelity Series International Growth Fund (b)	117,891,105	2,208,100,391
Fidelity Series International Small Cap Fund (b)	17,938,466	313,564,389
Fidelity Series International Value Fund (b)	140,040,071	2,212,633,123
Fidelity Series Overseas Fund (b)	152,310,270	2,214,591,323
Fidelity Series Select International Small Cap Fund (b)	1,845,865	26,211,280
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,149,158,031)		11,992,912,629

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	800,000	798,791
US Treasury Bills 0% 4/2/2026 (d)	3.58	5,010,000	5,009,495
US Treasury Bills 0% 4/23/2026 (d)	3.63	41,490,000	41,397,970
US Treasury Bills 0% 4/30/2026 (d)	3.61	25,620,000	25,545,090
US Treasury Bills 0% 4/9/2026 (d)	3.55	90,000	89,928
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	5,940,000	5,914,171
US Treasury Bills 0% 5/21/2026 (d)	3.64	20,000	19,899
US Treasury Bills 0% 5/7/2026 (d)	3.62	5,390,000	5,370,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,148,301)			84,145,711

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $87,605,816)	3.69	87,588,298	87,605,816

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,884,251,086)	32,709,051,077
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(30,214,682)
NET ASSETS - 100.0%	32,678,836,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,028	6/2026	149,116,540	1,180,785

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	10,970	6/2026	1,244,409,375	(24,186,985)
CBOT US Treasury Long Bond Contracts (United States)	2,129	6/2026	241,841,094	(2,929,077)

TOTAL INTEREST RATE CONTRACTS				(27,116,062)

TOTAL LONG				(25,935,277)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(2,443)	6/2026	(306,865,230)	(1,325,208)
CME E-Mini S&P 500 Index Contracts (United States)	(1,356)	6/2026	(445,496,850)	10,241,986

TOTAL SHORT				8,916,778

TOTAL FUTURES CONTRACTS				(17,018,499)
The notional amount of long futures as a percentage of Net Assets is 5.0%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $82,994,827.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,416,986	702,440,225	738,251,291	2,011,889	(104)	-	87,605,816	87,588,298	0.1%
Total	123,416,986	702,440,225	738,251,291	2,011,889	(104)	-	87,605,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,807,022	1,038,926	1,594,889	477,186	36,562	(5,266)	13,239,084	1,331,900
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,229,265	2,813,915	1,007,029	630,407	(40,388)	(281,993)	14,713,770	1,941,131
Fidelity Series All-Sector Equity Fund	468,920,856	130,006,447	54,894,588	47,411,295	7,276,360	43,275,441	594,584,516	46,271,169
Fidelity Series Blue Chip Growth Fund	1,362,877,566	264,905,613	291,705,549	61,358,642	39,243,588	276,012,519	1,651,333,737	77,201,203
Fidelity Series Canada Fund	721,456,322	363,417,622	107,978,826	21,549,489	19,190,878	193,605,091	1,189,691,087	58,375,421
Fidelity Series Commodity Strategy Fund	55,583,358	165,669,977	36,922,925	1,680,932	4,136,752	32,990,613	221,457,775	1,974,305
Fidelity Series Emerging Markets Debt Fund	141,074,995	24,408,176	9,715,977	9,255,316	493,362	6,539,441	162,799,997	19,450,418
Fidelity Series Emerging Markets Debt Local Currency Fund	42,853,585	4,786,175	4,735,423	3,363,350	(102,035)	2,016,872	44,819,174	4,808,924
Fidelity Series Emerging Markets Fund	628,036,770	51,601,883	134,441,792	17,546,536	17,650,574	210,948,301	773,795,736	61,363,659
Fidelity Series Emerging Markets Opportunities Fund	2,513,662,805	244,990,236	579,838,067	73,076,080	101,402,382	774,107,944	3,054,325,300	117,519,250
Fidelity Series Floating Rate High Income Fund	26,518,404	3,135,693	1,770,440	2,094,534	(4,688)	(552,355)	27,326,614	3,155,498
Fidelity Series Government Money Market Fund	-	145,606,290	145,606,290	883,356	-	-	-	-
Fidelity Series Growth Company Fund	2,482,060,509	493,801,718	666,017,236	279,372,635	152,787,478	495,177,809	2,957,810,278	111,279,544
Fidelity Series High Income Fund	149,158,394	17,764,876	9,899,811	11,100,134	331,339	3,975,479	161,330,277	18,332,986
Fidelity Series International Credit Fund	10,149,142	471,259	331,421	471,259	3,419	35,164	10,327,563	1,226,551
Fidelity Series International Developed Markets Bond Index Fund	612,090,052	349,116,013	44,705,043	29,793,274	190,461	(15,732,909)	900,958,574	106,370,552
Fidelity Series International Growth Fund	1,883,784,994	465,284,707	243,041,243	173,751,987	40,577,140	61,494,793	2,208,100,391	117,891,105
Fidelity Series International Small Cap Fund	380,313,432	56,841,835	148,870,098	51,196,335	21,869,294	3,409,926	313,564,389	17,938,466
Fidelity Series International Value Fund	2,027,004,933	308,915,326	452,434,200	223,924,856	125,018,729	204,128,335	2,212,633,123	140,040,071
Fidelity Series Intrinsic Opportunities Fund	358,059,450	48,510,864	50,441,498	42,069,065	1,683,664	11,845,371	369,657,851	34,547,463
Fidelity Series Investment Grade Bond Fund	1,422,583,509	730,379,568	207,303,678	74,649,664	3,381,781	1,769,638	1,950,810,818	192,958,538
Fidelity Series Large Cap Stock Fund	2,446,123,407	493,527,542	407,937,551	273,049,156	83,835,082	327,561,882	2,943,110,362	112,075,794
Fidelity Series Large Cap Value Index Fund	747,627,595	127,112,895	109,221,798	29,831,673	13,408,892	80,663,254	859,590,838	46,214,561
Fidelity Series Long-Term Treasury Bond Index Fund	1,467,510,504	317,424,636	370,835,620	58,627,345	(94,278,155)	48,130,163	1,367,951,528	256,651,318
Fidelity Series Opportunistic Insights Fund	1,476,109,039	395,928,235	212,019,477	247,976,780	43,716,429	45,723,764	1,749,457,990	71,611,052
Fidelity Series Overseas Fund	1,895,980,826	462,698,578	165,358,907	183,186,933	29,083,133	(7,812,307)	2,214,591,323	152,310,270
Fidelity Series Real Estate Income Fund	27,235,553	2,598,316	1,799,628	1,557,116	13,240	70,248	28,117,729	2,808,964
Fidelity Series Select International Small Cap Fund	5,015,376	17,741,702	1,029,395	746,410	112,382	4,371,215	26,211,280	1,845,865
Fidelity Series Small Cap Core Fund	76,591,333	1,606,481	16,053,279	699,620	824,721	20,251,984	83,221,240	5,995,767
Fidelity Series Small Cap Discovery Fund	227,532,561	27,773,496	35,721,029	24,076,034	461,630	12,523,324	232,569,982	21,554,215
Fidelity Series Small Cap Opportunities Fund	501,365,252	33,770,068	122,734,441	24,636,480	20,049,602	112,187,882	544,638,363	32,075,286
Fidelity Series Stock Selector Large Cap Value Fund	1,661,292,177	439,111,058	242,918,763	200,296,167	18,168,086	39,953,577	1,915,606,135	136,051,572
Fidelity Series Value Discovery Fund	1,532,352,636	341,813,972	252,417,167	146,323,238	25,800,910	91,402,375	1,738,952,726	103,386,012
	27,377,961,622	6,534,574,098	5,131,303,078	2,316,663,284	676,322,604	3,079,787,575	32,537,299,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,682,395,128	4,682,395,128	-	-

Domestic Equity Funds	15,861,991,793	15,861,991,793	-	-

International Equity Funds	11,992,912,629	11,992,912,629	-	-

U.S. Treasury Obligations	84,145,711	-	84,145,711	-

Money Market Funds	87,605,816	87,605,816	-	-
Total Investments in Securities:	32,709,051,077	32,624,905,366	84,145,711	-
Derivative Instruments:

Assets
Futures Contracts	11,422,771	11,422,771	-	-
Total Assets	11,422,771	11,422,771	-	-

Liabilities
Futures Contracts	(28,441,270)	(28,441,270)	-	-
Total Liabilities	(28,441,270)	(28,441,270)	-	-
Total Derivative Instruments:	(17,018,499)	(17,018,499)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,422,771	(1,325,208)
Total Equity Risk	11,422,771	(1,325,208)
Interest Rate Risk
Futures Contracts (a)	-	(27,116,062)
Total Interest Rate Risk	-	(27,116,062)
Total Value of Derivatives	11,422,771	(28,441,270)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $84,148,301)	$84,145,711
Fidelity Central Funds (cost $87,605,816)	87,605,816
Other affiliated issuers (cost $23,712,496,969)	32,537,299,550

Total Investment in Securities (cost $23,884,251,086)		$32,709,051,077
Receivable for investments sold		170,874,415
Receivable for fund shares sold		29,289,571
Distributions receivable from Fidelity Central Funds		199,757
Other receivables		280,197
Total assets		32,909,695,017
Liabilities
Payable for investments purchased	$172,408,061
Payable for fund shares redeemed	27,899,264
Accrued management fee	15,436,670
Payable for variation margin on futures contracts	14,834,444
Other payables and accrued expenses	280,183
Total liabilities		230,858,622
Net Assets		$32,678,836,395
Net Assets consist of:
Paid in capital		$22,630,372,242
Total accumulated earnings (loss)		10,048,464,153
Net Assets		$32,678,836,395

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value, offering price and redemption price per share ($9,877,824,702 ÷ 740,557,925 shares)		$13.34
Class K :
Net Asset Value, offering price and redemption price per share ($10,389,358,390 ÷ 778,873,792 shares)		$13.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($12,411,646,488 ÷ 934,891,737 shares)		$13.28
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,815 ÷ 513 shares)		$13.28
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$671,154,929
Interest		3,359,005
Income from Fidelity Central Funds		2,011,889
Total income		676,525,823
Expenses
Management fee	$176,941,926
Independent trustees' fees and expenses	71,529
Miscellaneous	100
Total expenses before reductions	177,013,555
Expense reductions	(3)
Total expenses after reductions		177,013,552
Net Investment income (loss)		499,512,271
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,479
Redemptions in-kind	401,173,367
Fidelity Central Funds	(104)
Other affiliated issuers	275,149,237
Futures contracts	(23,772,533)
Capital gain distributions from underlying funds:
Affiliated issuers	1,645,508,355
Total net realized gain (loss)		2,298,062,801
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(973)
Affiliated issuers	3,079,787,575
Futures contracts	(26,808,417)
Total change in net unrealized appreciation (depreciation)		3,052,978,185
Net gain (loss)		5,351,040,986
Net increase (decrease) in net assets resulting from operations		$5,850,553,257
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$499,512,271	$437,903,864
Net realized gain (loss)	2,298,062,801	1,786,983,328
Change in net unrealized appreciation (depreciation)	3,052,978,185	(626,052,880)
Net increase (decrease) in net assets resulting from operations	5,850,553,257	1,598,834,312
Distributions to shareholders	(1,634,357,055)	(783,131,073)

Share transactions - net increase (decrease)	941,403,765	(2,151,400,213)
Total increase (decrease) in net assets	5,157,599,967	(1,335,696,974)

Net Assets
Beginning of period	27,521,236,428	28,856,933,402
End of period	$32,678,836,395	$27,521,236,428

Financial Highlights
Fidelity Freedom® 2040 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.60	$11.30	$9.51	$11.41	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.19	.16	.14	.19	.26
Net realized and unrealized gain (loss)	2.23	.44	1.83	(.99)	.19
Total from investment operations	2.42	.60	1.97	(.80)	.45
Distributions from net investment income	(.20)	(.16)	(.14)	(.19)	(.28)
Distributions from net realized gain	(.48)	(.14)	(.04)	(.91)	(1.20)
Total distributions	(.68)	(.30)	(.18)	(1.10)	(1.47) C
Net asset value, end of period	$13.34	$11.60	$11.30	$9.51	$11.41
Total Return D	21.32%	5.37%	20.90%	(6.69)%	3.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.67%	.73%	.74%	.75%	.75%
Expenses net of all reductions, if any	.67%	.73%	.74%	.75%	.75%
Net investment income (loss)	1.49%	1.39%	1.44%	1.99%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$9,877,825	$8,135,787	$11,022,440	$10,829,761	$11,819,799
Portfolio turnover rate G	13 % H	20% H	16% H	24% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.30	$9.52	$11.42	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.15	.20	.27
Net realized and unrealized gain (loss)	2.23	.45	1.82	(1.00)	.21
Total from investment operations	2.43	.62	1.97	(.80)	.48
Distributions from net investment income	(.20)	(.18)	(.15)	(.19)	(.28)
Distributions from net realized gain	(.48)	(.14)	(.04)	(.91)	(1.20)
Total distributions	(.68)	(.33) C	(.19)	(1.10)	(1.48)
Net asset value, end of period	$13.34	$11.59	$11.30	$9.52	$11.42
Total Return D	21.44%	5.47%	20.94%	(6.61)%	3.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.63%	.64%	.64%	.64% G
Expenses net of fee waivers, if any	.62%	.63%	.64%	.64%	.64% G
Expenses net of all reductions, if any	.62%	.63%	.64%	.64%	.64% G
Net investment income (loss)	1.54%	1.49%	1.54%	2.09%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$10,389,358	$9,853,216	$10,876,258	$8,990,459	$11,362,816
Portfolio turnover rate H	13 % I	20% I	16% I	24% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.54	$11.25	$9.47	$11.37	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.17	.21	.29
Net realized and unrealized gain (loss)	2.22	.44	1.82	(.99)	.20
Total from investment operations	2.44	.64	1.99	(.78)	.49
Distributions from net investment income	(.23)	(.21)	(.17)	(.21)	(.31)
Distributions from net realized gain	(.48)	(.14)	(.04)	(.92)	(1.20)
Total distributions	(.70) C	(.35)	(.21)	(1.12) C	(1.50) C
Net asset value, end of period	$13.28	$11.54	$11.25	$9.47	$11.37
Total Return D	21.64%	5.70%	21.22%	(6.46)%	3.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43%	.44%	.44%	.49%	.49% G
Expenses net of fee waivers, if any	.43%	.44%	.44%	.49%	.49% G
Expenses net of all reductions, if any	.43%	.44%	.44%	.49%	.49% G
Net investment income (loss)	1.73%	1.68%	1.74%	2.24%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$12,411,646	$9,532,233	$6,958,236	$5,209,370	$4,715,207
Portfolio turnover rate H	13 % I	20% I	16% I	24% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2040 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$13.83
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.60) D
Total from investment operations	(.55)
Net asset value, end of period	$13.28
Total Return E,F	(3.98) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	13 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 5.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,324,195	10,037,397
Fidelity Series Emerging Markets Debt Fund (b)	14,454,656	120,985,474
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,653,302	34,048,778
Fidelity Series Floating Rate High Income Fund (b)	2,373,135	20,551,348
Fidelity Series High Income Fund (b)	14,567,350	128,192,677
Fidelity Series International Credit Fund (b)	722,492	6,083,379
Fidelity Series International Developed Markets Bond Index Fund (b)	32,835,532	278,116,955
Fidelity Series Long-Term Treasury Bond Index Fund (b)	128,164,130	683,114,812
Fidelity Series Real Estate Income Fund (b)	2,110,757	21,128,677
TOTAL BOND FUNDS (Cost $1,466,139,593)		1,302,259,497

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	39,364,071	505,828,313
Fidelity Series Blue Chip Growth Fund (b)	65,885,852	1,409,298,379
Fidelity Series Commodity Strategy Fund (b)	1,499,780	168,230,361
Fidelity Series Growth Company Fund (b)	94,823,510	2,520,408,905
Fidelity Series Intrinsic Opportunities Fund (b)	29,366,970	314,226,582
Fidelity Series Large Cap Stock Fund (b)	95,499,349	2,507,812,917
Fidelity Series Large Cap Value Index Fund (b)	39,303,441	731,044,007
Fidelity Series Opportunistic Insights Fund (b)	61,098,578	1,492,638,268
Fidelity Series Small Cap Core Fund (b)	5,097,038	70,746,889
Fidelity Series Small Cap Discovery Fund (b)	18,322,973	197,704,877
Fidelity Series Small Cap Opportunities Fund (b)	27,267,702	463,005,577
Fidelity Series Stock Selector Large Cap Value Fund (b)	115,698,589	1,629,036,137
Fidelity Series Value Discovery Fund (b)	87,919,090	1,478,799,097
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,597,323,140)		13,488,780,309

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	48,609,864	990,669,026
Fidelity Series Emerging Markets Fund (b)	51,261,865	646,412,119
Fidelity Series Emerging Markets Opportunities Fund (b)	98,435,690	2,558,343,589
Fidelity Series International Growth Fund (b)	98,398,606	1,843,005,898
Fidelity Series International Small Cap Fund (b)	13,749,428	240,339,996
Fidelity Series International Value Fund (b)	117,244,818	1,852,468,118
Fidelity Series Overseas Fund (b)	127,126,064	1,848,412,977
Fidelity Series Select International Small Cap Fund (b)	1,409,773	20,018,770
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,153,225,937)		9,999,670,493

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	3,470,000	3,464,757
US Treasury Bills 0% 4/23/2026 (d)	3.63	27,080,000	27,019,934
US Treasury Bills 0% 4/30/2026 (d)	3.61	20,610,000	20,549,738
US Treasury Bills 0% 4/9/2026 (d)	3.54	4,830,000	4,826,125
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	6,870,000	6,840,127
US Treasury Bills 0% 5/21/2026 (d)	3.64	20,000	19,899
US Treasury Bills 0% 5/28/2026 (d)	3.62	2,930,000	2,913,126
US Treasury Bills 0% 5/7/2026 (d)	3.62	3,570,000	3,556,996
TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,193,075)			69,190,702

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $49,969,855)	3.69	49,959,863	49,969,855

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $18,335,851,600)	24,909,870,856
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(16,891,308)
NET ASSETS - 100.0%	24,892,979,548

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,413	6/2026	204,962,715	1,171,751
ICE MSCI Emerging Markets Index Contracts (United States)	242	6/2026	17,600,660	511,914

TOTAL EQUITY CONTRACTS				1,683,665

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	5,959	6/2026	675,974,063	(13,138,582)
CBOT US Treasury Long Bond Contracts (United States)	4,839	6/2026	549,680,156	(14,469,571)

TOTAL INTEREST RATE CONTRACTS				(27,608,153)

TOTAL LONG				(25,924,488)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(2,020)	6/2026	(253,732,200)	(1,100,770)
CME E-Mini S&P 500 Index Contracts (United States)	(816)	6/2026	(268,086,600)	4,273,020

TOTAL SHORT				3,172,250

TOTAL FUTURES CONTRACTS				(22,752,238)
The notional amount of long futures as a percentage of Net Assets is 5.8%.
The notional amount of short futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $66,557,816.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,660,573	552,449,486	586,140,168	1,528,923	(36)	-	49,969,855	49,959,863	0.1%
Total	83,660,573	552,449,486	586,140,168	1,528,923	(36)	-	49,969,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,726,521	1,228,500	700,290	403,781	(34,510)	(164,943)	10,037,397	1,324,195
Fidelity Series All-Sector Equity Fund	374,619,753	125,777,134	33,313,882	39,925,219	5,277,496	33,467,812	505,828,313	39,364,071
Fidelity Series Blue Chip Growth Fund	1,090,990,692	257,355,365	191,305,241	51,068,740	25,175,883	227,081,680	1,409,298,379	65,885,852
Fidelity Series Canada Fund	576,327,902	332,403,876	91,875,754	18,110,525	15,075,053	158,737,949	990,669,026	48,609,864
Fidelity Series Commodity Strategy Fund	40,677,982	127,809,146	28,535,784	1,259,675	3,211,334	25,067,683	168,230,361	1,499,780
Fidelity Series Emerging Markets Debt Fund	104,802,738	17,884,770	6,988,384	6,921,689	154,081	5,132,269	120,985,474	14,454,656
Fidelity Series Emerging Markets Debt Local Currency Fund	31,780,272	4,380,641	3,492,238	2,538,060	16,012	1,364,091	34,048,778	3,653,302
Fidelity Series Emerging Markets Fund	492,902,192	58,004,256	88,827,999	14,469,936	9,804,862	174,528,808	646,412,119	51,261,865
Fidelity Series Emerging Markets Opportunities Fund	1,972,798,698	264,389,908	385,119,604	60,449,175	55,515,349	650,759,238	2,558,343,589	98,435,690
Fidelity Series Floating Rate High Income Fund	19,353,128	2,894,677	1,281,403	1,550,000	(10,587)	(404,467)	20,551,348	2,373,135
Fidelity Series Government Money Market Fund	-	84,840,387	84,840,387	522,013	-	-	-	-
Fidelity Series Growth Company Fund	1,987,835,910	487,597,222	475,165,827	235,667,292	87,502,363	432,639,237	2,520,408,905	94,823,510
Fidelity Series High Income Fund	109,157,423	23,231,784	7,277,197	8,452,610	283,934	2,796,733	128,192,677	14,567,350
Fidelity Series International Credit Fund	5,976,103	277,548	192,822	277,548	1,588	20,962	6,083,379	722,492
Fidelity Series International Developed Markets Bond Index Fund	182,117,367	119,121,597	18,705,459	7,986,710	(152,665)	(4,263,885)	278,116,955	32,835,532
Fidelity Series International Growth Fund	1,508,232,541	416,965,572	159,088,887	143,760,608	27,740,207	49,156,465	1,843,005,898	98,398,606
Fidelity Series International Small Cap Fund	264,985,560	45,278,663	86,501,214	38,447,273	10,494,795	6,082,192	240,339,996	13,749,428
Fidelity Series International Value Fund	1,592,774,037	288,511,617	291,102,134	186,350,614	62,332,090	199,952,508	1,852,468,118	117,244,818
Fidelity Series Intrinsic Opportunities Fund	286,924,478	46,487,516	29,692,551	34,914,521	362,573	10,144,566	314,226,582	29,366,970
Fidelity Series Investment Grade Bond Fund	4,655,898	14,653,021	19,516,033	125,093	216,540	(9,426)	-	-
Fidelity Series Large Cap Stock Fund	1,959,026,067	499,866,729	282,223,003	227,069,320	46,895,055	284,248,069	2,507,812,917	95,499,349
Fidelity Series Large Cap Value Index Fund	598,862,474	137,782,055	82,450,424	25,163,186	10,003,420	66,846,482	731,044,007	39,303,441
Fidelity Series Long-Term Treasury Bond Index Fund	879,955,953	188,041,814	357,222,105	33,416,426	(118,861,261)	91,200,411	683,114,812	128,164,130
Fidelity Series Opportunistic Insights Fund	1,181,726,120	396,366,457	149,435,754	209,138,385	28,418,060	35,563,385	1,492,638,268	61,098,578
Fidelity Series Overseas Fund	1,516,855,817	431,409,892	110,090,385	151,558,611	20,313,406	(10,075,753)	1,848,412,977	127,126,064
Fidelity Series Real Estate Income Fund	19,879,177	2,498,690	1,302,145	1,153,974	15,694	37,261	21,128,677	2,110,757
Fidelity Series Select International Small Cap Fund	3,669,021	13,891,528	697,497	528,506	77,907	3,077,811	20,018,770	1,409,773
Fidelity Series Small Cap Core Fund	59,416,914	4,282,232	10,097,465	589,922	458,618	16,686,590	70,746,889	5,097,038
Fidelity Series Small Cap Discovery Fund	181,922,428	27,066,090	21,196,516	20,179,204	453,574	9,459,301	197,704,877	18,322,973
Fidelity Series Small Cap Opportunities Fund	401,763,039	35,061,010	82,357,667	20,599,272	10,257,430	98,281,765	463,005,577	27,267,702
Fidelity Series Stock Selector Large Cap Value Fund	1,331,168,989	454,508,337	199,344,233	169,583,393	11,999,781	30,703,263	1,629,036,137	115,698,589
Fidelity Series Value Discovery Fund	1,227,916,759	363,495,836	206,601,778	123,944,225	18,263,688	75,724,592	1,478,799,097	87,919,090
	20,018,801,953	5,273,363,870	3,506,542,062	1,836,125,506	331,261,770	2,673,842,649	24,790,710,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,302,259,497	1,302,259,497	-	-

Domestic Equity Funds	13,488,780,309	13,488,780,309	-	-

International Equity Funds	9,999,670,493	9,999,670,493	-	-

U.S. Treasury Obligations	69,190,702	-	69,190,702	-

Money Market Funds	49,969,855	49,969,855	-	-
Total Investments in Securities:	24,909,870,856	24,840,680,154	69,190,702	-
Derivative Instruments:

Assets
Futures Contracts	5,956,685	5,956,685	-	-
Total Assets	5,956,685	5,956,685	-	-

Liabilities
Futures Contracts	(28,708,923)	(28,708,923)	-	-
Total Liabilities	(28,708,923)	(28,708,923)	-	-
Total Derivative Instruments:	(22,752,238)	(22,752,238)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,956,685	(1,100,770)
Total Equity Risk	5,956,685	(1,100,770)
Interest Rate Risk
Futures Contracts (a)	-	(27,608,153)
Total Interest Rate Risk	-	(27,608,153)
Total Value of Derivatives	5,956,685	(28,708,923)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $69,193,075)	$69,190,702
Fidelity Central Funds (cost $49,969,855)	49,969,855
Other affiliated issuers (cost $18,216,688,670)	24,790,710,299

Total Investment in Securities (cost $18,335,851,600)		$24,909,870,856
Receivable for investments sold		114,053,440
Receivable for fund shares sold		24,505,156
Distributions receivable from Fidelity Central Funds		135,793
Other receivables		220,094
Total assets		25,048,785,339
Liabilities
Payable for investments purchased	$117,256,146
Payable for fund shares redeemed	21,318,992
Accrued management fee	11,918,247
Payable for variation margin on futures contracts	5,092,308
Other payables and accrued expenses	220,098
Total liabilities		155,805,791
Net Assets		$24,892,979,548
Net Assets consist of:
Paid in capital		$17,401,966,097
Total accumulated earnings (loss)		7,491,013,451
Net Assets		$24,892,979,548

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value, offering price and redemption price per share ($5,473,809,437 ÷ 344,859,061 shares)		$15.87
Class K :
Net Asset Value, offering price and redemption price per share ($8,714,798,343 ÷ 550,267,646 shares)		$15.84
Class K6 :
Net Asset Value, offering price and redemption price per share ($10,704,364,984 ÷ 678,460,578 shares)		$15.78
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,784 ÷ 430 shares)		$15.78
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$460,674,280
Interest		2,749,888
Income from Fidelity Central Funds		1,528,923
Total income		464,953,091
Expenses
Management fee	$134,471,903
Independent trustees' fees and expenses	53,413
Miscellaneous	86
Total expenses before reductions	134,525,402
Expense reductions	(19)
Total expenses after reductions		134,525,383
Net Investment income (loss)		330,427,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,924
Redemptions in-kind	313,678,269
Fidelity Central Funds	(36)
Other affiliated issuers	17,583,501
Futures contracts	(4,828,404)
Capital gain distributions from underlying funds:
Affiliated issuers	1,375,451,226
Total net realized gain (loss)		1,701,887,480
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,146)
Affiliated issuers	2,673,842,649
Futures contracts	(28,948,002)
Total change in net unrealized appreciation (depreciation)		2,644,893,501
Net gain (loss)		4,346,780,981
Net increase (decrease) in net assets resulting from operations		$4,677,208,689
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,427,708	$292,152,547
Net realized gain (loss)	1,701,887,480	1,230,010,852
Change in net unrealized appreciation (depreciation)	2,644,893,501	(381,938,934)
Net increase (decrease) in net assets resulting from operations	4,677,208,689	1,140,224,465
Distributions to shareholders	(1,076,953,815)	(456,280,836)

Share transactions - net increase (decrease)	1,163,198,064	(1,052,330,549)
Total increase (decrease) in net assets	4,763,452,938	(368,386,920)

Net Assets
Beginning of period	20,129,526,610	20,497,913,530
End of period	$24,892,979,548	$20,129,526,610

Financial Highlights
Fidelity Freedom® 2045 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$13.08	$10.93	$13.07	$14.22
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.16	.21	.30
Net realized and unrealized gain (loss)	2.86	.53	2.21	(1.12)	.22
Total from investment operations	3.06	.70	2.37	(.91)	.52
Distributions from net investment income	(.22)	(.16)	(.15)	(.22)	(.32)
Distributions from net realized gain	(.48)	(.10)	(.07)	(1.01)	(1.36)
Total distributions	(.70)	(.27) C	(.22)	(1.23)	(1.67) C
Net asset value, end of period	$15.87	$13.51	$13.08	$10.93	$13.07
Total Return D	23.13%	5.33%	21.94%	(6.61)%	3.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.74% G	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% G	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% G	.75%	.75%	.75%
Net investment income (loss)	1.29%	1.26%	1.35%	1.98%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$5,473,809	$4,237,108	$6,535,559	$6,387,561	$6,683,617
Portfolio turnover rate H	12 % I	18% I	14% I	22% I	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$13.07	$10.93	$13.07	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.17	.22	.31
Net realized and unrealized gain (loss)	2.87	.51	2.21	(1.12)	.23
Total from investment operations	3.07	.70	2.38	(.90)	.54
Distributions from net investment income	(.22)	(.20)	(.17)	(.22)	(.32)
Distributions from net realized gain	(.48)	(.10)	(.07)	(1.02)	(1.36)
Total distributions	(.70)	(.30)	(.24)	(1.24)	(1.68)
Net asset value, end of period	$15.84	$13.47	$13.07	$10.93	$13.07
Total Return C	23.28%	5.39%	22.03%	(6.54)%	3.32%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64%	.64%	.64% F
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64%	.64% F
Expenses net of all reductions, if any	.64%	.64%	.64%	.64%	.64% F
Net investment income (loss)	1.34%	1.36%	1.45%	2.08%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$8,714,798	$8,049,568	$8,239,746	$6,749,769	$8,267,190
Portfolio turnover rate G	12 % H	18% H	14% H	22% H	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$13.01	$10.88	$13.02	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.19	.24	.33
Net realized and unrealized gain (loss)	2.86	.53	2.20	(1.12)	.23
Total from investment operations	3.09	.74	2.39	(.88)	.56
Distributions from net investment income	(.25)	(.23)	(.19)	(.24)	(.35)
Distributions from net realized gain	(.48)	(.10)	(.07)	(1.02)	(1.36)
Total distributions	(.73)	(.33)	(.26)	(1.26)	(1.71)
Net asset value, end of period	$15.78	$13.42	$13.01	$10.88	$13.02
Total Return C	23.50%	5.68%	22.19%	(6.37)%	3.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.49%	.49% F
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49% F
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49% F
Net investment income (loss)	1.53%	1.55%	1.65%	2.23%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$10,704,365	$7,842,850	$5,722,609	$4,011,557	$3,581,681
Portfolio turnover rate G	12 % H	18% H	14% H	22% H	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2045 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$16.52
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.80) D
Total from investment operations	(.74)
Net asset value, end of period	$15.78
Total Return E,F	(4.48) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	12 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 3.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,361,843	10,322,767
Fidelity Series Emerging Markets Debt Fund (b)	14,076,190	117,817,707
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,301,355	30,768,625
Fidelity Series Floating Rate High Income Fund (b)	2,242,661	19,421,443
Fidelity Series High Income Fund (b)	13,435,683	118,234,014
Fidelity Series International Credit Fund (b)	599,995	5,051,957
Fidelity Series International Developed Markets Bond Index Fund (b)	15,839,190	134,157,941
Fidelity Series Long-Term Treasury Bond Index Fund (b)	80,088,523	426,871,825
Fidelity Series Real Estate Income Fund (b)	1,926,760	19,286,865
TOTAL BOND FUNDS (Cost $947,040,324)		881,933,144

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	35,849,726	460,668,982
Fidelity Series Blue Chip Growth Fund (b)	60,342,610	1,290,728,434
Fidelity Series Commodity Strategy Fund (b)	1,355,269	152,020,532
Fidelity Series Growth Company Fund (b)	86,979,102	2,311,904,543
Fidelity Series Intrinsic Opportunities Fund (b)	26,988,643	288,778,483
Fidelity Series Large Cap Stock Fund (b)	87,611,926	2,300,689,189
Fidelity Series Large Cap Value Index Fund (b)	36,130,461	672,026,579
Fidelity Series Opportunistic Insights Fund (b)	55,969,562	1,367,336,395
Fidelity Series Small Cap Core Fund (b)	4,684,189	65,016,544
Fidelity Series Small Cap Discovery Fund (b)	16,839,173	181,694,682
Fidelity Series Small Cap Opportunities Fund (b)	25,060,486	425,527,055
Fidelity Series Stock Selector Large Cap Value Fund (b)	106,344,658	1,497,332,780
Fidelity Series Value Discovery Fund (b)	80,811,474	1,359,248,998
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,992,751,240)		12,372,973,196

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	44,473,509	906,370,104
Fidelity Series Emerging Markets Fund (b)	46,938,346	591,892,546
Fidelity Series Emerging Markets Opportunities Fund (b)	90,173,631	2,343,612,674
Fidelity Series International Growth Fund (b)	90,399,173	1,693,176,507
Fidelity Series International Small Cap Fund (b)	12,264,570	214,384,675
Fidelity Series International Value Fund (b)	107,439,161	1,697,538,751
Fidelity Series Overseas Fund (b)	116,793,310	1,698,174,722
Fidelity Series Select International Small Cap Fund (b)	1,262,201	17,923,253
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,658,351,110)		9,163,073,232

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	3,060,000	3,055,377
US Treasury Bills 0% 4/23/2026 (d)	3.63	24,770,000	24,715,057
US Treasury Bills 0% 4/30/2026 (d)	3.61	19,100,000	19,044,154
US Treasury Bills 0% 4/9/2026 (d)	3.54	4,300,000	4,296,550
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	8,540,000	8,502,865
US Treasury Bills 0% 5/21/2026 (d)	3.63	20,000	19,899
US Treasury Bills 0% 5/28/2026 (d)	3.62	2,060,000	2,048,136
US Treasury Bills 0% 5/7/2026 (d)	3.62	3,180,000	3,168,417
TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,852,621)			64,850,455

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $34,621,827)	3.69	34,614,904	34,621,827

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,697,617,122)	22,517,451,854
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,674,168)
NET ASSETS - 100.0%	22,503,777,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,328	6/2026	192,633,040	1,162,271
ICE MSCI Emerging Markets Index Contracts (United States)	219	6/2026	15,927,870	463,267

TOTAL EQUITY CONTRACTS				1,625,538

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4,567	6/2026	518,069,063	(10,069,459)
CBOT US Treasury Long Bond Contracts (United States)	4,512	6/2026	512,535,000	(16,362,678)
CBOT US Treasury Ultra Bond Contracts (United States)	1,467	6/2026	170,630,438	(400,204)

TOTAL INTEREST RATE CONTRACTS				(26,832,341)

TOTAL LONG				(25,206,803)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(1,826)	6/2026	(229,363,860)	(1,000,043)
CME E-Mini S&P 500 Index Contracts (United States)	(669)	6/2026	(219,791,588)	2,276,912

TOTAL SHORT				1,276,869

TOTAL FUTURES CONTRACTS				(23,929,934)
The notional amount of long futures as a percentage of Net Assets is 6.3%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $62,217,569.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,979,616	500,112,812	540,470,432	1,350,154	(169)	-	34,621,827	34,614,904	0.1%
Total	74,979,616	500,112,812	540,470,432	1,350,154	(169)	-	34,621,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,769,856	2,440,981	658,605	391,898	(25,982)	(187,494)	10,322,767	1,361,843
Fidelity Series All-Sector Equity Fund	337,610,832	118,536,197	30,214,587	36,226,637	5,627,163	29,109,377	460,668,982	35,849,726
Fidelity Series Blue Chip Growth Fund	983,156,336	249,132,462	168,327,584	46,227,865	25,729,953	201,037,267	1,290,728,434	60,342,610
Fidelity Series Canada Fund	519,334,666	308,539,166	78,630,315	16,474,569	15,328,249	141,798,338	906,370,104	44,473,509
Fidelity Series Commodity Strategy Fund	36,656,053	115,761,437	26,031,282	1,165,811	2,950,636	22,683,688	152,020,532	1,355,269
Fidelity Series Emerging Markets Debt Fund	94,433,046	25,546,515	6,817,104	6,452,388	247,664	4,407,586	117,817,707	14,076,190
Fidelity Series Emerging Markets Debt Local Currency Fund	28,604,528	4,125,855	3,201,940	2,286,248	15,236	1,224,946	30,768,625	3,301,355
Fidelity Series Emerging Markets Fund	444,170,954	55,860,791	74,846,662	13,104,354	9,393,062	157,314,401	591,892,546	46,938,346
Fidelity Series Emerging Markets Opportunities Fund	1,777,754,721	242,939,884	313,486,759	54,834,320	42,000,642	594,404,186	2,343,612,674	90,173,631
Fidelity Series Floating Rate High Income Fund	17,441,966	3,566,817	1,199,206	1,422,409	(9,179)	(378,955)	19,421,443	2,242,661
Fidelity Series Government Money Market Fund	-	16,991,537	16,991,537	51,424	-	-	-	-
Fidelity Series Growth Company Fund	1,791,336,909	472,640,529	419,851,892	213,988,823	78,726,275	389,052,722	2,311,904,543	86,979,102
Fidelity Series High Income Fund	98,364,837	23,930,058	6,822,024	7,700,342	279,472	2,481,671	118,234,014	13,435,683
Fidelity Series International Credit Fund	4,988,617	231,343	187,026	231,342	1,456	17,567	5,051,957	599,995
Fidelity Series International Developed Markets Bond Index Fund	164,494,498	38,814,797	66,266,321	6,857,430	(2,299,834)	(585,199)	134,157,941	15,839,190
Fidelity Series International Growth Fund	1,359,239,160	398,285,571	132,005,748	130,210,838	28,214,221	39,443,303	1,693,176,507	90,399,173
Fidelity Series International Small Cap Fund	238,819,473	35,640,588	75,004,941	34,668,967	8,965,030	5,964,525	214,384,675	12,264,570
Fidelity Series International Value Fund	1,435,187,290	268,830,358	241,947,447	169,269,148	52,293,555	183,174,995	1,697,538,751	107,439,161
Fidelity Series Intrinsic Opportunities Fund	258,556,391	45,391,765	24,571,178	31,584,045	39,668	9,361,837	288,778,483	26,988,643
Fidelity Series Investment Grade Bond Fund	4,219,800	14,912,642	19,329,892	114,112	205,989	(8,539)	-	-
Fidelity Series Large Cap Stock Fund	1,765,367,753	489,372,736	251,793,657	205,599,788	47,427,583	250,314,774	2,300,689,189	87,611,926
Fidelity Series Large Cap Value Index Fund	539,623,073	132,746,779	69,956,469	22,855,615	10,298,577	59,314,619	672,026,579	36,130,461
Fidelity Series Long-Term Treasury Bond Index Fund	792,950,181	163,791,288	507,304,481	28,068,945	(184,228,923)	161,663,760	426,871,825	80,088,523
Fidelity Series Opportunistic Insights Fund	1,064,922,805	379,242,697	133,135,195	189,939,563	29,969,157	26,336,931	1,367,336,395	55,969,562
Fidelity Series Overseas Fund	1,366,898,755	425,454,046	101,493,814	137,268,395	21,624,328	(14,308,593)	1,698,174,722	116,793,310
Fidelity Series Real Estate Income Fund	17,913,378	2,540,774	1,211,736	1,046,677	14,958	29,491	19,286,865	1,926,760
Fidelity Series Select International Small Cap Fund	3,304,080	12,600,953	903,730	497,617	72,560	2,849,390	17,923,253	1,262,201
Fidelity Series Small Cap Core Fund	53,460,460	4,149,889	8,058,592	535,154	351,324	15,113,463	65,016,544	4,684,189
Fidelity Series Small Cap Discovery Fund	163,981,221	25,785,166	16,846,416	18,300,234	638,882	8,135,829	181,694,682	16,839,173
Fidelity Series Small Cap Opportunities Fund	362,042,774	33,732,385	68,296,673	18,667,904	8,268,259	89,780,310	425,527,055	25,060,486
Fidelity Series Stock Selector Large Cap Value Fund	1,199,581,641	436,763,414	176,595,399	154,458,945	13,326,687	24,256,437	1,497,332,780	106,344,658
Fidelity Series Value Discovery Fund	1,106,508,829	350,531,439	182,736,226	112,800,342	19,529,927	65,415,029	1,359,248,998	80,811,474
	18,039,694,883	4,898,830,859	3,224,724,438	1,663,302,149	234,976,595	2,469,217,662	22,417,979,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	881,933,144	881,933,144	-	-

Domestic Equity Funds	12,372,973,196	12,372,973,196	-	-

International Equity Funds	9,163,073,232	9,163,073,232	-	-

U.S. Treasury Obligations	64,850,455	-	64,850,455	-

Money Market Funds	34,621,827	34,621,827	-	-
Total Investments in Securities:	22,517,451,854	22,452,601,399	64,850,455	-
Derivative Instruments:

Assets
Futures Contracts	3,902,450	3,902,450	-	-
Total Assets	3,902,450	3,902,450	-	-

Liabilities
Futures Contracts	(27,832,384)	(27,832,384)	-	-
Total Liabilities	(27,832,384)	(27,832,384)	-	-
Total Derivative Instruments:	(23,929,934)	(23,929,934)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,902,450	(1,000,043)
Total Equity Risk	3,902,450	(1,000,043)
Interest Rate Risk
Futures Contracts (a)	-	(26,832,341)
Total Interest Rate Risk	-	(26,832,341)
Total Value of Derivatives	3,902,450	(27,832,384)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $64,852,621)	$64,850,455
Fidelity Central Funds (cost $34,621,827)	34,621,827
Other affiliated issuers (cost $16,598,142,674)	22,417,979,572

Total Investment in Securities (cost $16,697,617,122)		$22,517,451,854
Receivable for investments sold		151,469,873
Receivable for fund shares sold		22,088,890
Distributions receivable from Fidelity Central Funds		106,080
Total assets		22,691,116,697
Liabilities
Payable for investments purchased	$148,506,934
Payable for fund shares redeemed	25,079,840
Accrued management fee	10,729,928
Payable for variation margin on futures contracts	3,022,309
Total liabilities		187,339,011
Net Assets		$22,503,777,686
Net Assets consist of:
Paid in capital		$15,924,484,823
Total accumulated earnings (loss)		6,579,292,863
Net Assets		$22,503,777,686

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value, offering price and redemption price per share ($4,758,403,043 ÷ 295,206,596 shares)		$16.12
Class K :
Net Asset Value, offering price and redemption price per share ($7,801,145,791 ÷ 484,919,841 shares)		$16.09
Class K6 :
Net Asset Value, offering price and redemption price per share ($9,944,222,076 ÷ 619,232,254 shares)		$16.06
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,776 ÷ 422 shares)		$16.06
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$415,083,427
Interest		2,512,061
Income from Fidelity Central Funds		1,350,154
Total income		418,945,642
Expenses
Management fee	$120,902,228
Independent trustees' fees and expenses	48,225
Miscellaneous	100
Total expenses before reductions	120,950,553
Expense reductions	(19)
Total expenses after reductions		120,950,534
Net Investment income (loss)		297,995,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,625
Redemptions in-kind	331,430,336
Fidelity Central Funds	(169)
Other affiliated issuers	(96,453,741)
Futures contracts	(8,126,221)
Capital gain distributions from underlying funds:
Affiliated issuers	1,248,218,722
Total net realized gain (loss)		1,475,071,552
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,039)
Affiliated issuers	2,469,217,662
Futures contracts	(29,507,606)
Total change in net unrealized appreciation (depreciation)		2,439,709,017
Net gain (loss)		3,914,780,569
Net increase (decrease) in net assets resulting from operations		$4,212,775,677
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,995,108	$261,497,011
Net realized gain (loss)	1,475,071,552	1,147,189,499
Change in net unrealized appreciation (depreciation)	2,439,709,017	(371,321,011)
Net increase (decrease) in net assets resulting from operations	4,212,775,677	1,037,365,499
Distributions to shareholders	(917,346,490)	(388,089,314)

Share transactions - net increase (decrease)	1,068,890,839	(1,070,600,909)
Total increase (decrease) in net assets	4,364,320,026	(421,324,724)

Net Assets
Beginning of period	18,139,457,660	18,560,782,384
End of period	$22,503,777,686	$18,139,457,660

Financial Highlights
Fidelity Freedom® 2050 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.69	$13.24	$11.06	$13.20	$14.33
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.16	.22	.30
Net realized and unrealized gain (loss)	2.90	.54	2.24	(1.14)	.23
Total from investment operations	3.10	.71	2.40	(.92)	.53
Distributions from net investment income	(.22)	(.17)	(.16)	(.22)	(.32)
Distributions from net realized gain	(.45)	(.09)	(.06)	(1.00)	(1.34)
Total distributions	(.67)	(.26)	(.22)	(1.22)	(1.66)
Net asset value, end of period	$16.12	$13.69	$13.24	$11.06	$13.20
Total Return C	23.11%	5.33%	21.90%	(6.59)%	3.20%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.74% F	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% F	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% F	.75%	.75%	.75%
Net investment income (loss)	1.29%	1.25%	1.35%	1.99%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,758,403	$3,693,114	$5,629,337	$5,490,915	$5,676,102
Portfolio turnover rate G	12 % H	19% H	14% H	22% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.66	$13.23	$11.05	$13.19	$14.32
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.17	.23	.32
Net realized and unrealized gain (loss)	2.89	.53	2.24	(1.14)	.22
Total from investment operations	3.10	.72	2.41	(.91)	.54
Distributions from net investment income	(.22)	(.20)	(.17)	(.22)	(.33)
Distributions from net realized gain	(.45)	(.09)	(.06)	(1.01)	(1.34)
Total distributions	(.67)	(.29)	(.23)	(1.23)	(1.67)
Net asset value, end of period	$16.09	$13.66	$13.23	$11.05	$13.19
Total Return C	23.16%	5.46%	22.08%	(6.53)%	3.26%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.64%	.64%	.64% F
Expenses net of fee waivers, if any	.64%	.64%	.64%	.64%	.64% F
Expenses net of all reductions, if any	.64%	.64%	.64%	.64%	.64% F
Net investment income (loss)	1.34%	1.35%	1.45%	2.09%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$7,801,146	$7,205,677	$7,818,363	$6,412,099	$7,763,505
Portfolio turnover rate G	12 % H	19% H	14% H	22% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.63	$13.20	$11.03	$13.17	$14.30
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.19	.24	.34
Net realized and unrealized gain (loss)	2.89	.54	2.23	(1.13)	.22
Total from investment operations	3.13	.75	2.42	(.89)	.56
Distributions from net investment income	(.25)	(.23)	(.19)	(.24)	(.35)
Distributions from net realized gain	(.45)	(.09)	(.06)	(1.01)	(1.34)
Total distributions	(.70)	(.32)	(.25)	(1.25)	(1.69)
Net asset value, end of period	$16.06	$13.63	$13.20	$11.03	$13.17
Total Return C	23.42%	5.67%	22.20%	(6.35)%	3.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.49%	.49% F
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49% F
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49% F
Net investment income (loss)	1.53%	1.54%	1.65%	2.24%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$9,944,222	$7,240,667	$5,113,083	$3,665,937	$3,161,910
Portfolio turnover rate G	12 % H	19% H	14% H	22% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2050 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$16.83
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.84) D
Total from investment operations	(.77)
Net asset value, end of period	$16.06
Total Return E,F	(4.58) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	12 % I,K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,028,261	7,794,219
Fidelity Series Emerging Markets Debt Fund (b)	9,369,246	78,420,586
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,162,169	20,151,415
Fidelity Series Floating Rate High Income Fund (b)	1,590,804	13,776,361
Fidelity Series High Income Fund (b)	8,865,081	78,012,710
Fidelity Series International Credit Fund (b)	201,032	1,692,685
Fidelity Series Long-Term Treasury Bond Index Fund (b)	29,347,839	156,423,984
Fidelity Series Real Estate Income Fund (b)	1,366,990	13,683,571
TOTAL BOND FUNDS (Cost $382,980,175)		369,955,531

Domestic Equity Funds - 55.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	23,991,094	308,285,552
Fidelity Series Blue Chip Growth Fund (b)	40,202,498	859,931,423
Fidelity Series Commodity Strategy Fund (b)	887,572	99,558,897
Fidelity Series Growth Company Fund (b)	57,879,813	1,538,445,419
Fidelity Series Intrinsic Opportunities Fund (b)	17,863,136	191,135,553
Fidelity Series Large Cap Stock Fund (b)	58,293,042	1,530,775,296
Fidelity Series Large Cap Value Index Fund (b)	24,007,356	446,536,818
Fidelity Series Opportunistic Insights Fund (b)	37,283,720	910,841,275
Fidelity Series Small Cap Core Fund (b)	3,109,617	43,161,481
Fidelity Series Small Cap Discovery Fund (b)	11,123,277	120,020,164
Fidelity Series Small Cap Opportunities Fund (b)	16,639,464	282,538,098
Fidelity Series Stock Selector Large Cap Value Fund (b)	70,662,391	994,926,470
Fidelity Series Value Discovery Fund (b)	53,696,260	903,171,096
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,496,426,186)		8,229,327,542

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	29,469,264	600,583,600
Fidelity Series Emerging Markets Fund (b)	30,744,101	387,683,117
Fidelity Series Emerging Markets Opportunities Fund (b)	59,877,223	1,556,209,019
Fidelity Series International Growth Fund (b)	60,270,563	1,128,867,646
Fidelity Series International Small Cap Fund (b)	8,024,585	140,269,743
Fidelity Series International Value Fund (b)	71,747,109	1,133,604,316
Fidelity Series Overseas Fund (b)	77,864,460	1,132,149,254
Fidelity Series Select International Small Cap Fund (b)	825,735	11,725,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,677,253,140)		6,091,092,126

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	1,920,000	1,917,099
US Treasury Bills 0% 4/23/2026 (d)	3.63	15,110,000	15,076,485
US Treasury Bills 0% 4/30/2026 (d)	3.61	12,030,000	11,994,825
US Treasury Bills 0% 4/9/2026 (d)	3.54	3,930,000	3,926,847
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	6,850,000	6,820,214
US Treasury Bills 0% 5/21/2026 (d)	3.63	20,000	19,899
US Treasury Bills 0% 5/28/2026 (d)	3.62	1,120,000	1,113,550
US Treasury Bills 0% 5/7/2026 (d)	3.62	1,900,000	1,893,079
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,763,407)			42,761,998

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $20,602,319)	3.69	20,598,200	20,602,319

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,620,025,227)	14,753,739,516
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,647,150)
NET ASSETS - 100.0%	14,744,092,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	808	6/2026	117,204,440	243,564
ICE MSCI Emerging Markets Index Contracts (United States)	292	6/2026	21,237,160	322,759

TOTAL EQUITY CONTRACTS				566,323

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,479	6/2026	167,774,063	(3,260,944)
CBOT US Treasury Long Bond Contracts (United States)	4,630	6/2026	525,939,063	(14,745,231)
CBOT US Treasury Ultra Bond Contracts (United States)	1,049	6/2026	122,011,813	(285,906)

TOTAL INTEREST RATE CONTRACTS				(18,292,081)

TOTAL LONG				(17,725,758)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(1,196)	6/2026	(150,229,560)	(651,408)
CME E-Mini S&P 500 Index Contracts (United States)	(418)	6/2026	(137,328,675)	1,766,935

TOTAL SHORT				1,115,527

TOTAL FUTURES CONTRACTS				(16,610,231)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,580,144.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,574,076	322,918,027	348,889,560	850,014	(224)	-	20,602,319	20,598,200	0.0%
Total	46,574,076	322,918,027	348,889,560	850,014	(224)	-	20,602,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,541,472	2,873,224	444,627	274,569	(8,965)	(156,880)	7,794,219	1,028,261
Fidelity Series All-Sector Equity Fund	212,345,905	95,089,483	19,627,033	23,784,280	3,763,110	16,714,087	308,285,552	23,991,094
Fidelity Series Blue Chip Growth Fund	618,402,250	201,914,560	101,597,999	29,698,618	16,618,165	124,594,447	859,931,423	40,202,498
Fidelity Series Canada Fund	326,659,761	229,571,412	56,478,536	10,704,620	10,376,583	90,454,380	600,583,600	29,469,264
Fidelity Series Commodity Strategy Fund	23,057,041	77,012,217	17,194,002	762,233	1,853,181	14,830,460	99,558,897	887,572
Fidelity Series Emerging Markets Debt Fund	59,723,001	20,222,142	4,465,087	4,183,325	266,769	2,673,761	78,420,586	9,369,246
Fidelity Series Emerging Markets Debt Local Currency Fund	17,912,971	3,479,997	1,978,635	1,470,716	28,691	708,391	20,151,415	2,162,169
Fidelity Series Emerging Markets Fund	279,389,474	48,993,419	47,377,223	8,508,735	5,799,003	100,878,444	387,683,117	30,744,101
Fidelity Series Emerging Markets Opportunities Fund	1,118,230,918	233,414,120	201,398,900	35,641,420	23,650,494	382,312,387	1,556,209,019	59,877,223
Fidelity Series Floating Rate High Income Fund	11,004,372	3,837,403	797,574	941,153	(2,902)	(264,938)	13,776,361	1,590,804
Fidelity Series Government Money Market Fund	-	570,366	570,366	900	-	-	-	-
Fidelity Series Growth Company Fund	1,126,760,301	378,543,955	258,965,473	139,366,863	41,621,335	250,485,301	1,538,445,419	57,879,813
Fidelity Series High Income Fund	61,872,280	19,446,210	5,014,587	4,971,661	200,871	1,507,936	78,012,710	8,865,081
Fidelity Series International Credit Fund	1,675,001	77,611	66,263	77,612	416	5,920	1,692,685	201,032
Fidelity Series International Developed Markets Bond Index Fund	105,088,110	17,826,480	123,300,645	3,539,110	(3,024,757)	3,410,812	-	-
Fidelity Series International Growth Fund	855,078,112	302,116,391	67,032,298	84,580,871	13,292,259	25,413,182	1,128,867,646	60,270,563
Fidelity Series International Small Cap Fund	150,079,990	26,138,778	44,792,143	22,526,389	3,686,745	5,156,373	140,269,743	8,024,585
Fidelity Series International Value Fund	902,496,422	225,699,311	142,052,408	110,240,577	24,706,727	122,754,264	1,133,604,316	71,747,109
Fidelity Series Intrinsic Opportunities Fund	162,635,012	36,781,122	14,101,030	20,225,175	(144,281)	5,964,730	191,135,553	17,863,136
Fidelity Series Investment Grade Bond Fund	2,679,582	10,087,745	12,891,684	70,628	129,803	(5,446)	-	-
Fidelity Series Large Cap Stock Fund	1,110,422,244	391,116,857	157,486,318	132,234,511	28,989,361	157,733,152	1,530,775,296	58,293,042
Fidelity Series Large Cap Value Index Fund	339,414,129	106,890,656	43,932,536	14,885,383	5,928,427	38,236,142	446,536,818	24,007,356
Fidelity Series Long-Term Treasury Bond Index Fund	498,771,992	108,563,605	438,270,787	16,910,333	(126,195,963)	113,555,137	156,423,984	29,347,839
Fidelity Series Opportunistic Insights Fund	669,836,087	293,289,142	82,958,223	123,674,361	14,859,069	15,815,200	910,841,275	37,283,720
Fidelity Series Overseas Fund	859,802,192	333,555,365	61,540,726	89,164,615	14,413,716	(14,081,293)	1,132,149,254	77,864,460
Fidelity Series Real Estate Income Fund	11,296,676	3,190,296	805,352	700,179	24,075	(22,124)	13,683,571	1,366,990
Fidelity Series Select International Small Cap Fund	2,076,829	8,283,441	555,025	325,250	54,314	1,865,872	11,725,431	825,735
Fidelity Series Small Cap Core Fund	33,602,297	3,903,660	4,161,650	348,177	157,070	9,660,104	43,161,481	3,109,617
Fidelity Series Small Cap Discovery Fund	103,164,655	20,958,638	9,386,539	11,855,959	519,441	4,763,969	120,020,164	11,123,277
Fidelity Series Small Cap Opportunities Fund	227,730,345	28,612,374	36,254,981	12,044,646	3,182,274	59,268,086	282,538,098	16,639,464
Fidelity Series Stock Selector Large Cap Value Fund	754,560,405	330,822,057	111,750,868	101,113,861	6,236,588	15,058,288	994,926,470	70,662,391
Fidelity Series Value Discovery Fund	696,005,442	268,955,784	114,287,521	73,969,783	8,670,086	43,827,305	903,171,096	53,696,260
	11,347,315,268	3,831,837,821	2,181,537,039	1,078,796,513	99,651,705	1,593,117,449	14,690,375,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	369,955,531	369,955,531	-	-

Domestic Equity Funds	8,229,327,542	8,229,327,542	-	-

International Equity Funds	6,091,092,126	6,091,092,126	-	-

U.S. Treasury Obligations	42,761,998	-	42,761,998	-

Money Market Funds	20,602,319	20,602,319	-	-
Total Investments in Securities:	14,753,739,516	14,710,977,518	42,761,998	-
Derivative Instruments:

Assets
Futures Contracts	2,333,258	2,333,258	-	-
Total Assets	2,333,258	2,333,258	-	-

Liabilities
Futures Contracts	(18,943,489)	(18,943,489)	-	-
Total Liabilities	(18,943,489)	(18,943,489)	-	-
Total Derivative Instruments:	(16,610,231)	(16,610,231)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,333,258	(651,408)
Total Equity Risk	2,333,258	(651,408)
Interest Rate Risk
Futures Contracts (a)	-	(18,292,081)
Total Interest Rate Risk	-	(18,292,081)
Total Value of Derivatives	2,333,258	(18,943,489)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,763,407)	$42,761,998
Fidelity Central Funds (cost $20,602,319)	20,602,319
Other affiliated issuers (cost $11,556,659,501)	14,690,375,199

Total Investment in Securities (cost $11,620,025,227)		$14,753,739,516
Receivable for investments sold		84,161,465
Receivable for fund shares sold		17,681,723
Distributions receivable from Fidelity Central Funds		65,197
Total assets		14,855,647,901
Liabilities
Payable for investments purchased	$83,850,235
Payable for fund shares redeemed	17,995,272
Accrued management fee	6,894,211
Payable for variation margin on futures contracts	2,815,817
Total liabilities		111,555,535
Net Assets		$14,744,092,366
Net Assets consist of:
Paid in capital		$11,147,537,462
Total accumulated earnings (loss)		3,596,554,904
Net Assets		$14,744,092,366

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value, offering price and redemption price per share ($2,283,633,761 ÷ 121,953,037 shares)		$18.73
Class K :
Net Asset Value, offering price and redemption price per share ($5,377,530,451 ÷ 287,891,909 shares)		$18.68
Class K6 :
Net Asset Value, offering price and redemption price per share ($7,082,921,382 ÷ 379,715,061 shares)		$18.65
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,772 ÷ 363 shares)		$18.66
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$267,340,455
Interest		1,612,336
Income from Fidelity Central Funds		850,014
Total income		269,802,805
Expenses
Management fee	$76,321,423
Independent trustees' fees and expenses	30,799
Miscellaneous	87
Total expenses before reductions	76,352,309
Expense reductions	(30)
Total expenses after reductions		76,352,279
Net Investment income (loss)		193,450,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,493
Redemptions in-kind	196,546,406
Fidelity Central Funds	(224)
Other affiliated issuers	(96,894,701)
Futures contracts	(5,546,071)
Capital gain distributions from underlying funds:
Affiliated issuers	811,456,058
Total net realized gain (loss)		905,562,961
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(716)
Affiliated issuers	1,593,117,449
Futures contracts	(20,097,453)
Total change in net unrealized appreciation (depreciation)		1,573,019,280
Net gain (loss)		2,478,582,241
Net increase (decrease) in net assets resulting from operations		$2,672,032,767
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,450,526	$164,056,625
Net realized gain (loss)	905,562,961	669,599,306
Change in net unrealized appreciation (depreciation)	1,573,019,280	(209,077,551)
Net increase (decrease) in net assets resulting from operations	2,672,032,767	624,578,380
Distributions to shareholders	(549,952,430)	(240,290,356)

Share transactions - net increase (decrease)	1,212,033,706	(142,059,428)
Total increase (decrease) in net assets	3,334,114,043	242,228,596

Net Assets
Beginning of period	11,409,978,323	11,167,749,727
End of period	$14,744,092,366	$11,409,978,323

Financial Highlights
Fidelity Freedom® 2055 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.86	$15.32	$12.82	$15.24	$16.46
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.18	.25	.35
Net realized and unrealized gain (loss)	3.37	.62	2.59	(1.31)	.25
Total from investment operations	3.60	.82	2.77	(1.06)	.60
Distributions from net investment income	(.26)	(.18)	(.18)	(.25)	(.37)
Distributions from net realized gain	(.47)	(.10)	(.09)	(1.11)	(1.46)
Total distributions	(.73)	(.28)	(.27)	(1.36)	(1.82) C
Net asset value, end of period	$18.73	$15.86	$15.32	$12.82	$15.24
Total Return D	23.14%	5.33%	21.87%	(6.60)%	3.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.74% G	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% G	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% G	.75%	.75%	.75%
Net investment income (loss)	1.30%	1.27%	1.35%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,283,634	$1,680,518	$2,974,387	$2,870,981	$2,747,697
Portfolio turnover rate H	12 % I	18% I	13% I	21% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.82	$15.32	$12.82	$15.24	$16.45
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.27	.37
Net realized and unrealized gain (loss)	3.35	.62	2.59	(1.32)	.25
Total from investment operations	3.59	.84	2.79	(1.05)	.62
Distributions from net investment income	(.26)	(.24)	(.20)	(.26)	(.38)
Distributions from net realized gain	(.47)	(.10)	(.09)	(1.11)	(1.46)
Total distributions	(.73)	(.34)	(.29)	(1.37)	(1.83) C
Net asset value, end of period	$18.68	$15.82	$15.32	$12.82	$15.24
Total Return D	23.13%	5.46%	22.05%	(6.53)%	3.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.65%	.64%	.64% G
Expenses net of fee waivers, if any	.64%	.64%	.65%	.64%	.64% G
Expenses net of all reductions, if any	.64%	.64%	.65%	.64%	.64% G
Net investment income (loss)	1.34%	1.37%	1.46%	2.10%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$5,377,530	$4,871,931	$4,871,704	$3,828,961	$4,350,522
Portfolio turnover rate H	12 % I	18% I	13% I	21% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.79	$15.29	$12.79	$15.22	$16.43
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.22	.28	.39
Net realized and unrealized gain (loss)	3.34	.62	2.59	(1.31)	.26
Total from investment operations	3.62	.87	2.81	(1.03)	.65
Distributions from net investment income	(.29)	(.27)	(.22)	(.28)	(.40)
Distributions from net realized gain	(.47)	(.10)	(.09)	(1.12)	(1.46)
Total distributions	(.76)	(.37)	(.31)	(1.40)	(1.86)
Net asset value, end of period	$18.65	$15.79	$15.29	$12.79	$15.22
Total Return C	23.39%	5.66%	22.25%	(6.42)%	3.51%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.49%	.49% F
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49% F
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49% F
Net investment income (loss)	1.54%	1.56%	1.65%	2.25%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,082,921	$4,857,529	$3,321,659	$2,180,264	$1,748,523
Portfolio turnover rate G	12 % H	18% H	13% H	21% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2055 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$19.56
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(.98) D
Total from investment operations	(.90)
Net asset value, end of period	$18.66
Total Return E,F	(4.60) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	12 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	625,983	4,744,954
Fidelity Series Emerging Markets Debt Fund (b)	5,291,314	44,288,297
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,210,960	11,286,149
Fidelity Series Floating Rate High Income Fund (b)	931,148	8,063,739
Fidelity Series High Income Fund (b)	4,965,704	43,698,195
Fidelity Series International Credit Fund (b)	28,767	242,218
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,281,410	70,789,918
Fidelity Series Real Estate Income Fund (b)	799,336	8,001,351
TOTAL BOND FUNDS (Cost $194,412,485)		191,114,821

Domestic Equity Funds - 56.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	13,485,879	173,293,550
Fidelity Series Blue Chip Growth Fund (b)	22,579,398	482,973,315
Fidelity Series Commodity Strategy Fund (b)	497,127	55,762,710
Fidelity Series Growth Company Fund (b)	32,499,501	863,836,727
Fidelity Series Intrinsic Opportunities Fund (b)	10,042,795	107,457,902
Fidelity Series Large Cap Stock Fund (b)	32,731,552	859,530,552
Fidelity Series Large Cap Value Index Fund (b)	13,477,275	250,677,321
Fidelity Series Opportunistic Insights Fund (b)	20,939,393	511,549,359
Fidelity Series Small Cap Core Fund (b)	1,719,613	23,868,231
Fidelity Series Small Cap Discovery Fund (b)	6,261,647	67,563,175
Fidelity Series Small Cap Opportunities Fund (b)	9,328,527	158,398,392
Fidelity Series Stock Selector Large Cap Value Fund (b)	39,666,901	558,509,966
Fidelity Series Value Discovery Fund (b)	30,142,929	507,004,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,857,763,005)		4,620,425,262

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	16,526,621	336,812,542
Fidelity Series Emerging Markets Fund (b)	17,245,981	217,471,816
Fidelity Series Emerging Markets Opportunities Fund (b)	33,598,430	873,223,184
Fidelity Series International Growth Fund (b)	33,804,691	633,161,856
Fidelity Series International Small Cap Fund (b)	4,494,733	78,567,925
Fidelity Series International Value Fund (b)	40,302,175	636,774,370
Fidelity Series Overseas Fund (b)	43,672,428	634,997,097
Fidelity Series Select International Small Cap Fund (b)	464,555	6,596,679
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,748,980,432)		3,417,605,469

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	970,000	968,534
US Treasury Bills 0% 4/23/2026 (d)	3.63	7,610,000	7,593,121
US Treasury Bills 0% 4/30/2026 (d)	3.61	6,620,000	6,600,644
US Treasury Bills 0% 4/9/2026 (d)	3.54	2,560,000	2,557,946
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	3,880,000	3,863,128
US Treasury Bills 0% 5/21/2026 (d)	3.64	20,000	19,899
US Treasury Bills 0% 5/28/2026 (d)	3.62	1,220,000	1,212,974
US Treasury Bills 0% 5/7/2026 (d)	3.62	1,060,000	1,056,139
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,873,199)			23,872,385

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,141,045)	3.69	11,138,818	11,141,045

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,836,170,166)	8,264,158,982
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,421,173)
NET ASSETS - 100.0%	8,258,737,809

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	459	6/2026	66,580,245	125,537
ICE MSCI Emerging Markets Index Contracts (United States)	172	6/2026	12,509,560	181,939

TOTAL EQUITY CONTRACTS				307,476

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	563	6/2026	63,865,313	(1,241,319)
CBOT US Treasury Long Bond Contracts (United States)	2,844	6/2026	323,060,625	(8,618,712)
CBOT US Treasury Ultra Bond Contracts (United States)	601	6/2026	69,903,813	(163,821)

TOTAL INTEREST RATE CONTRACTS				(10,023,852)

TOTAL LONG				(9,716,376)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(670)	6/2026	(84,158,700)	(363,634)
CME E-Mini S&P 500 Index Contracts (United States)	(228)	6/2026	(74,906,550)	1,004,129

TOTAL SHORT				640,495

TOTAL FUTURES CONTRACTS				(9,075,881)
The notional amount of long futures as a percentage of Net Assets is 6.5%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,865,391.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,175,924	175,605,718	188,640,404	453,278	(193)	-	11,141,045	11,138,818	0.0%
Total	24,175,924	175,605,718	188,640,404	453,278	(193)	-	11,141,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,946,403	2,142,508	237,970	158,920	3,408	(104,245)	4,744,954	625,983
Fidelity Series All-Sector Equity Fund	112,292,182	61,154,780	10,450,575	13,161,689	2,211,158	8,086,005	173,293,550	13,485,879
Fidelity Series Blue Chip Growth Fund	327,025,847	135,438,867	54,097,598	16,184,620	9,112,393	65,493,806	482,973,315	22,579,398
Fidelity Series Canada Fund	172,738,842	139,335,803	29,778,827	5,895,251	5,686,079	48,830,645	336,812,542	16,526,621
Fidelity Series Commodity Strategy Fund	12,193,054	43,849,610	9,533,460	421,828	905,674	8,347,832	55,762,710	497,127
Fidelity Series Emerging Markets Debt Fund	31,748,525	13,471,680	2,512,360	2,302,952	155,268	1,425,184	44,288,297	5,291,314
Fidelity Series Emerging Markets Debt Local Currency Fund	9,415,321	2,476,350	974,527	802,320	11,397	357,608	11,286,149	1,210,960
Fidelity Series Emerging Markets Fund	147,749,234	37,080,148	25,135,338	4,686,315	2,907,316	54,870,456	217,471,816	17,245,981
Fidelity Series Emerging Markets Opportunities Fund	591,351,938	170,696,093	108,723,121	19,628,627	11,215,752	208,682,522	873,223,184	33,598,430
Fidelity Series Floating Rate High Income Fund	5,837,802	2,845,678	465,904	524,212	(859)	(152,978)	8,063,739	931,148
Fidelity Series Government Money Market Fund	-	64,648	64,648	73	-	-	-	-
Fidelity Series Growth Company Fund	595,861,778	251,289,677	138,200,431	76,687,961	18,992,177	135,893,526	863,836,727	32,499,501
Fidelity Series High Income Fund	32,719,081	13,163,813	3,079,137	2,723,854	128,024	766,414	43,698,195	4,965,704
Fidelity Series International Credit Fund	240,733	11,135	10,558	11,135	(25)	933	242,218	28,767
Fidelity Series International Developed Markets Bond Index Fund	56,237,531	12,304,247	68,830,476	1,895,394	(1,484,796)	1,773,494	-	-
Fidelity Series International Growth Fund	452,316,961	198,572,935	36,565,486	46,589,444	6,604,034	12,233,412	633,161,856	33,804,691
Fidelity Series International Small Cap Fund	79,333,331	13,555,790	18,846,737	11,914,084	1,243,861	3,281,680	78,567,925	4,494,733
Fidelity Series International Value Fund	477,091,533	156,379,104	75,252,278	60,633,779	11,473,291	67,082,720	636,774,370	40,302,175
Fidelity Series Intrinsic Opportunities Fund	86,005,409	25,799,462	7,391,311	11,005,754	(54,890)	3,099,232	107,457,902	10,042,795
Fidelity Series Investment Grade Bond Fund	1,449,926	5,746,247	7,261,516	35,897	68,313	(2,970)	-	-
Fidelity Series Large Cap Stock Fund	587,217,101	256,825,773	83,783,437	72,044,377	14,641,559	84,629,556	859,530,552	32,731,552
Fidelity Series Large Cap Value Index Fund	179,468,286	71,406,122	24,123,733	8,189,802	3,187,498	20,739,148	250,677,321	13,477,275
Fidelity Series Long-Term Treasury Bond Index Fund	263,758,285	70,507,139	256,925,043	9,111,419	(58,897,970)	52,347,507	70,789,918	13,281,410
Fidelity Series Opportunistic Insights Fund	354,226,501	187,355,278	44,133,090	68,030,255	8,496,446	5,604,224	511,549,359	20,939,393
Fidelity Series Overseas Fund	454,693,246	215,749,794	33,332,398	49,114,367	8,375,599	(10,489,144)	634,997,097	43,672,428
Fidelity Series Real Estate Income Fund	5,988,460	2,502,392	479,174	392,813	13,313	(23,640)	8,001,351	799,336
Fidelity Series Select International Small Cap Fund	1,097,018	5,032,952	555,511	177,755	50,223	971,997	6,596,679	464,555
Fidelity Series Small Cap Core Fund	17,746,760	2,875,584	2,065,119	191,289	114,583	5,196,423	23,868,231	1,719,613
Fidelity Series Small Cap Discovery Fund	54,596,029	15,119,631	4,866,552	6,487,661	286,520	2,427,547	67,563,175	6,261,647
Fidelity Series Small Cap Opportunities Fund	120,430,725	20,791,106	16,607,810	6,584,126	1,795,231	31,989,140	158,398,392	9,328,527
Fidelity Series Stock Selector Large Cap Value Fund	399,052,081	209,333,533	60,343,875	55,895,002	3,211,040	7,257,187	558,509,966	39,666,901
Fidelity Series Value Discovery Fund	368,061,895	172,488,119	61,505,895	40,911,219	4,219,068	23,740,875	507,004,062	30,142,929
	6,000,891,818	2,515,365,998	1,186,133,895	592,394,194	54,670,685	844,356,096	8,229,145,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	191,114,821	191,114,821	-	-

Domestic Equity Funds	4,620,425,262	4,620,425,262	-	-

International Equity Funds	3,417,605,469	3,417,605,469	-	-

U.S. Treasury Obligations	23,872,385	-	23,872,385	-

Money Market Funds	11,141,045	11,141,045	-	-
Total Investments in Securities:	8,264,158,982	8,240,286,597	23,872,385	-
Derivative Instruments:

Assets
Futures Contracts	1,311,605	1,311,605	-	-
Total Assets	1,311,605	1,311,605	-	-

Liabilities
Futures Contracts	(10,387,486)	(10,387,486)	-	-
Total Liabilities	(10,387,486)	(10,387,486)	-	-
Total Derivative Instruments:	(9,075,881)	(9,075,881)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,311,605	(363,634)
Total Equity Risk	1,311,605	(363,634)
Interest Rate Risk
Futures Contracts (a)	-	(10,023,852)
Total Interest Rate Risk	-	(10,023,852)
Total Value of Derivatives	1,311,605	(10,387,486)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,873,199)	$23,872,385
Fidelity Central Funds (cost $11,141,045)	11,141,045
Other affiliated issuers (cost $6,801,155,922)	8,229,145,552

Total Investment in Securities (cost $6,836,170,166)		$8,264,158,982
Cash		1
Receivable for investments sold		45,071,843
Receivable for fund shares sold		11,996,862
Distributions receivable from Fidelity Central Funds		35,285
Total assets		8,321,262,973
Liabilities
Payable for investments purchased	$45,053,062
Payable for fund shares redeemed	12,053,690
Accrued management fee	3,805,376
Payable for variation margin on futures contracts	1,613,036
Total liabilities		62,525,164
Net Assets		$8,258,737,809
Net Assets consist of:
Paid in capital		$6,590,064,705
Total accumulated earnings (loss)		1,668,673,104
Net Assets		$8,258,737,809

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value, offering price and redemption price per share ($1,044,187,802 ÷ 60,671,368 shares)		$17.21
Class K :
Net Asset Value, offering price and redemption price per share ($3,019,298,171 ÷ 175,993,913 shares)		$17.16
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,195,245,059 ÷ 244,485,910 shares)		$17.16
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,777 ÷ 395 shares)		$17.16
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$146,604,057
Interest		874,981
Income from Fidelity Central Funds		453,278
Total income		147,932,316
Expenses
Management fee	$41,114,153
Independent trustees' fees and expenses	16,688
Miscellaneous	70
Total expenses before reductions	41,130,911
Expense reductions	(24)
Total expenses after reductions		41,130,887
Net Investment income (loss)		106,801,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	718
Redemptions in-kind	107,272,122
Fidelity Central Funds	(193)
Other affiliated issuers	(52,601,437)
Futures contracts	(2,964,441)
Capital gain distributions from underlying funds:
Affiliated issuers	445,790,137
Total net realized gain (loss)		497,496,906
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(445)
Affiliated issuers	844,356,096
Futures contracts	(10,906,279)
Total change in net unrealized appreciation (depreciation)		833,449,372
Net gain (loss)		1,330,946,278
Net increase (decrease) in net assets resulting from operations		$1,437,747,707
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,801,429	$84,617,494
Net realized gain (loss)	497,496,906	335,995,366
Change in net unrealized appreciation (depreciation)	833,449,372	(102,887,482)
Net increase (decrease) in net assets resulting from operations	1,437,747,707	317,725,378
Distributions to shareholders	(285,325,609)	(135,576,854)

Share transactions - net increase (decrease)	1,072,360,188	255,053,316
Total increase (decrease) in net assets	2,224,782,286	437,201,840

Net Assets
Beginning of period	6,033,955,523	5,596,753,683
End of period	$8,258,737,809	$6,033,955,523

Financial Highlights
Fidelity Freedom® 2060 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.55	$14.07	$11.78	$13.92	$14.89
Income from Investment Operations
Net investment income (loss) A,B	.22	.18	.17	.23	.32
Net realized and unrealized gain (loss)	3.08	.57	2.38	(1.20)	.22
Total from investment operations	3.30	.75	2.55	(.97)	.54
Distributions from net investment income	(.24)	(.15)	(.16)	(.23)	(.33)
Distributions from net realized gain	(.40)	(.12)	(.10)	(.94)	(1.18)
Total distributions	(.64)	(.27)	(.26)	(1.17)	(1.51)
Net asset value, end of period	$17.21	$14.55	$14.07	$11.78	$13.92
Total Return C	23.10%	5.36%	21.90%	(6.66)%	3.21%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.74% F	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% F	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% F	.75%	.75%	.75%
Net investment income (loss)	1.31%	1.27%	1.37%	2.03%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,044,188	$711,582	$1,352,418	$1,234,246	$1,070,581
Portfolio turnover rate G	12 % H	18% H	13% H	20% H	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.50	$14.07	$11.79	$13.92	$14.88
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.18	.25	.34
Net realized and unrealized gain (loss)	3.08	.57	2.38	(1.21)	.22
Total from investment operations	3.30	.77	2.56	(.96)	.56
Distributions from net investment income	(.24)	(.22)	(.18)	(.24)	(.34)
Distributions from net realized gain	(.40)	(.12)	(.10)	(.94)	(1.18)
Total distributions	(.64)	(.34)	(.28)	(1.17) C	(1.52)
Net asset value, end of period	$17.16	$14.50	$14.07	$11.79	$13.92
Total Return D	23.18%	5.46%	21.98%	(6.53)%	3.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.65%	.64%	.64% G
Expenses net of fee waivers, if any	.64%	.64%	.65%	.64%	.64% G
Expenses net of all reductions, if any	.64%	.64%	.65%	.64%	.64% G
Net investment income (loss)	1.36%	1.37%	1.48%	2.13%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$3,019,298	$2,572,970	$2,554,115	$1,805,653	$1,829,608
Portfolio turnover rate H	12 % I	18% I	13% I	20% I	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.50	$14.07	$11.78	$13.91	$14.87
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.21	.26	.36
Net realized and unrealized gain (loss)	3.07	.57	2.37	(1.20)	.22
Total from investment operations	3.33	.80	2.58	(.94)	.58
Distributions from net investment income	(.27)	(.24)	(.20)	(.25)	(.36)
Distributions from net realized gain	(.40)	(.12)	(.10)	(.94)	(1.18)
Total distributions	(.67)	(.37) C	(.29) C	(1.19)	(1.54)
Net asset value, end of period	$17.16	$14.50	$14.07	$11.78	$13.91
Total Return D	23.38%	5.67%	22.23%	(6.40)%	3.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.49%	.49% G
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49% G
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49% G
Net investment income (loss)	1.55%	1.56%	1.67%	2.28%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$4,195,245	$2,749,404	$1,690,221	$1,081,638	$759,404
Portfolio turnover rate H	12 % I	18% I	13% I	20% I	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2060 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$17.99
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.90) D
Total from investment operations	(.83)
Net asset value, end of period	$17.16
Total Return E,F	(4.61) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	12 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	221,705	1,680,524
Fidelity Series Emerging Markets Debt Fund (b)	1,905,197	15,946,501
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	435,968	4,063,221
Fidelity Series Floating Rate High Income Fund (b)	333,866	2,891,280
Fidelity Series High Income Fund (b)	1,787,889	15,733,427
Fidelity Series International Credit Fund (b)	4,652	39,169
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,781,940	25,487,742
Fidelity Series Real Estate Income Fund (b)	286,860	2,871,466
TOTAL BOND FUNDS (Cost $68,376,053)		68,713,330

Domestic Equity Funds - 56.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	4,859,198	62,440,690
Fidelity Series Blue Chip Growth Fund (b)	8,132,703	173,958,507
Fidelity Series Commodity Strategy Fund (b)	178,997	20,078,118
Fidelity Series Growth Company Fund (b)	11,704,524	311,106,249
Fidelity Series Intrinsic Opportunities Fund (b)	3,613,338	38,662,719
Fidelity Series Large Cap Stock Fund (b)	11,787,746	309,546,217
Fidelity Series Large Cap Value Index Fund (b)	4,859,785	90,391,997
Fidelity Series Opportunistic Insights Fund (b)	7,541,822	184,246,714
Fidelity Series Small Cap Core Fund (b)	587,844	8,159,281
Fidelity Series Small Cap Discovery Fund (b)	2,253,480	24,315,049
Fidelity Series Small Cap Opportunities Fund (b)	3,352,901	56,932,252
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,293,267	201,249,205
Fidelity Series Value Discovery Fund (b)	10,862,184	182,701,930
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,479,226,623)		1,663,788,928

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,949,850	121,257,933
Fidelity Series Emerging Markets Fund (b)	6,209,684	78,304,111
Fidelity Series Emerging Markets Opportunities Fund (b)	12,104,358	314,592,274
Fidelity Series International Growth Fund (b)	12,175,050	228,038,679
Fidelity Series International Small Cap Fund (b)	1,618,674	28,294,429
Fidelity Series International Value Fund (b)	14,516,302	229,357,569
Fidelity Series Overseas Fund (b)	15,729,269	228,703,569
Fidelity Series Select International Small Cap Fund (b)	164,301	2,333,076
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,047,044,865)		1,230,881,640

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	240,000	239,637
US Treasury Bills 0% 4/2/2026 (d)	3.58	340,000	339,966
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,010,000	2,005,542
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,160,000	2,153,684
US Treasury Bills 0% 4/9/2026 (d)	3.54	950,000	949,238
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	1,560,000	1,553,217
US Treasury Bills 0% 5/28/2026 (d)	3.62	860,000	855,047
US Treasury Bills 0% 5/7/2026 (d)	3.62	350,000	348,725
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,445,360)			8,445,056

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,663,054)	3.69	3,662,321	3,663,054

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,606,755,955)	2,975,492,008
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,888,543)
NET ASSETS - 100.0%	2,973,603,465

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	164	6/2026	23,789,020	95,135
ICE MSCI Emerging Markets Index Contracts (United States)	59	6/2026	4,291,070	65,425

TOTAL EQUITY CONTRACTS				160,560

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	202	6/2026	22,914,375	(445,376)
CBOT US Treasury Long Bond Contracts (United States)	1,023	6/2026	116,206,406	(3,062,058)
CBOT US Treasury Ultra Bond Contracts (United States)	216	6/2026	25,123,500	(58,898)

TOTAL INTEREST RATE CONTRACTS				(3,566,332)

TOTAL LONG				(3,405,772)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(241)	6/2026	(30,272,010)	(128,142)
CME E-Mini S&P 500 Index Contracts (United States)	(82)	6/2026	(26,940,075)	333,576

TOTAL SHORT				205,434

TOTAL FUTURES CONTRACTS				(3,200,338)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,424,058.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,095,344	58,193,858	61,626,030	142,986	(118)	-	3,663,054	3,662,321	0.0%
Total	7,095,344	58,193,858	61,626,030	142,986	(118)	-	3,663,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	921,652	856,495	62,674	53,284	1,538	(35,035)	1,680,524	221,705
Fidelity Series All-Sector Equity Fund	34,640,690	27,935,610	2,797,654	4,572,429	594,315	2,067,729	62,440,690	4,859,198
Fidelity Series Blue Chip Growth Fund	100,910,174	65,900,917	15,692,287	5,401,727	2,447,677	20,392,026	173,958,507	8,132,703
Fidelity Series Canada Fund	53,305,801	58,297,319	8,189,283	2,011,599	1,162,681	16,681,415	121,257,933	5,949,850
Fidelity Series Commodity Strategy Fund	3,762,896	16,321,379	3,258,612	141,806	267,654	2,984,801	20,078,118	178,997
Fidelity Series Emerging Markets Debt Fund	9,946,204	6,232,252	738,019	781,045	63,923	442,141	15,946,501	1,905,197
Fidelity Series Emerging Markets Debt Local Currency Fund	2,858,587	1,321,537	210,998	269,085	11,908	82,187	4,063,221	435,968
Fidelity Series Emerging Markets Fund	45,597,459	20,836,910	7,079,540	1,600,139	951,846	17,997,436	78,304,111	6,209,684
Fidelity Series Emerging Markets Opportunities Fund	182,499,111	92,407,284	32,202,287	6,700,654	4,123,581	67,764,585	314,592,274	12,104,358
Fidelity Series Floating Rate High Income Fund	1,820,069	1,236,445	112,403	175,716	461	(53,292)	2,891,280	333,866
Fidelity Series Government Money Market Fund	-	145,507	145,507	385	-	-	-	-
Fidelity Series Growth Company Fund	183,877,288	120,870,780	41,667,566	26,182,957	4,791,300	43,234,447	311,106,249	11,704,524
Fidelity Series High Income Fund	10,097,183	6,228,501	859,042	915,775	38,431	228,354	15,733,427	1,787,889
Fidelity Series International Credit Fund	38,634	1,791	1,402	1,791	10	136	39,169	4,652
Fidelity Series International Developed Markets Bond Index Fund	17,471,844	6,215,464	23,786,619	624,870	(426,087)	525,398	-	-
Fidelity Series International Growth Fund	139,652,624	94,326,556	10,056,487	15,913,969	1,581,585	2,534,401	228,038,679	12,175,050
Fidelity Series International Small Cap Fund	24,417,583	8,348,149	5,519,237	4,128,359	137,618	910,316	28,294,429	1,618,674
Fidelity Series International Value Fund	147,103,022	79,810,626	22,169,675	20,697,415	2,622,728	21,990,868	229,357,569	14,516,302
Fidelity Series Intrinsic Opportunities Fund	26,542,263	13,225,825	2,017,255	3,653,248	159,461	752,425	38,662,719	3,613,338
Fidelity Series Investment Grade Bond Fund	470,636	1,754,418	2,241,824	8,911	17,750	(980)	-	-
Fidelity Series Large Cap Stock Fund	181,208,189	121,413,380	23,948,196	24,024,117	3,262,785	27,610,059	309,546,217	11,787,746
Fidelity Series Large Cap Value Index Fund	55,380,229	34,549,333	7,345,840	2,796,006	566,702	7,241,573	90,391,997	4,859,785
Fidelity Series Long-Term Treasury Bond Index Fund	81,396,922	32,779,341	86,625,283	3,011,292	(10,620,863)	8,557,625	25,487,742	4,781,940
Fidelity Series Opportunistic Insights Fund	109,305,433	85,020,336	12,516,442	23,210,072	2,414,926	22,461	184,246,714	7,541,822
Fidelity Series Overseas Fund	140,326,572	100,085,713	8,903,534	16,776,519	1,917,941	(4,723,123)	228,703,569	15,729,269
Fidelity Series Real Estate Income Fund	1,862,405	1,129,393	113,567	131,306	4,767	(11,532)	2,871,466	286,860
Fidelity Series Select International Small Cap Fund	337,911	2,002,570	338,135	58,415	21,492	309,238	2,333,076	164,301
Fidelity Series Small Cap Core Fund	5,476,751	1,537,820	591,556	65,072	37,453	1,698,813	8,159,281	587,844
Fidelity Series Small Cap Discovery Fund	16,870,706	8,000,406	1,321,627	2,185,173	97,838	667,726	24,315,049	2,253,480
Fidelity Series Small Cap Opportunities Fund	37,166,944	12,880,804	4,188,770	2,211,316	520,270	10,553,004	56,932,252	3,352,901
Fidelity Series Stock Selector Large Cap Value Fund	123,163,088	93,995,770	18,298,222	19,366,789	631,800	1,756,769	201,249,205	14,293,267
Fidelity Series Value Discovery Fund	113,587,449	79,242,837	18,796,685	14,197,253	440,514	8,227,815	182,701,930	10,862,184
	1,852,016,319	1,194,911,468	361,796,228	201,868,494	17,844,005	260,409,786	2,963,383,898

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	68,713,330	68,713,330	-	-

Domestic Equity Funds	1,663,788,928	1,663,788,928	-	-

International Equity Funds	1,230,881,640	1,230,881,640	-	-

U.S. Treasury Obligations	8,445,056	-	8,445,056	-

Money Market Funds	3,663,054	3,663,054	-	-
Total Investments in Securities:	2,975,492,008	2,967,046,952	8,445,056	-
Derivative Instruments:

Assets
Futures Contracts	494,136	494,136	-	-
Total Assets	494,136	494,136	-	-

Liabilities
Futures Contracts	(3,694,474)	(3,694,474)	-	-
Total Liabilities	(3,694,474)	(3,694,474)	-	-
Total Derivative Instruments:	(3,200,338)	(3,200,338)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	494,136	(128,142)
Total Equity Risk	494,136	(128,142)
Interest Rate Risk
Futures Contracts (a)	-	(3,566,332)
Total Interest Rate Risk	-	(3,566,332)
Total Value of Derivatives	494,136	(3,694,474)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,445,360)	$8,445,056
Fidelity Central Funds (cost $3,663,054)	3,663,054
Other affiliated issuers (cost $2,594,647,541)	2,963,383,898

Total Investment in Securities (cost $2,606,755,955)		$2,975,492,008
Cash		1
Receivable for investments sold		16,915,690
Receivable for fund shares sold		7,019,197
Distributions receivable from Fidelity Central Funds		11,531
Total assets		2,999,438,427
Liabilities
Payable for investments purchased	$19,688,601
Payable for fund shares redeemed	4,246,738
Accrued management fee	1,358,397
Payable for variation margin on futures contracts	541,226
Total liabilities		25,834,962
Net Assets		$2,973,603,465
Net Assets consist of:
Paid in capital		$2,516,170,872
Total accumulated earnings (loss)		457,432,593
Net Assets		$2,973,603,465

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value, offering price and redemption price per share ($375,265,759 ÷ 23,931,881 shares)		$15.68
Class K :
Net Asset Value, offering price and redemption price per share ($1,060,048,666 ÷ 67,719,388 shares)		$15.65
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,538,282,269 ÷ 97,935,707 shares)		$15.71
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,771 ÷ 431 shares)		$15.71
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$49,799,632
Interest		288,462
Income from Fidelity Central Funds		142,986
Total income		50,231,080
Expenses
Management fee	$13,721,897
Independent trustees' fees and expenses	5,498
Total expenses before reductions	13,727,395
Expense reductions	(46)
Total expenses after reductions		13,727,349
Net Investment income (loss)		36,503,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	189
Redemptions in-kind	26,556,873
Fidelity Central Funds	(118)
Other affiliated issuers	(8,712,868)
Futures contracts	(740,828)
Capital gain distributions from underlying funds:
Affiliated issuers	152,068,862
Total net realized gain (loss)		169,172,110
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(180)
Affiliated issuers	260,409,786
Futures contracts	(3,756,806)
Total change in net unrealized appreciation (depreciation)		256,652,800
Net gain (loss)		425,824,910
Net increase (decrease) in net assets resulting from operations		$462,328,641
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,503,731	$25,038,755
Net realized gain (loss)	169,172,110	98,721,258
Change in net unrealized appreciation (depreciation)	256,652,800	(41,335,862)
Net increase (decrease) in net assets resulting from operations	462,328,641	82,424,151
Distributions to shareholders	(93,648,090)	(46,122,925)

Share transactions - net increase (decrease)	742,760,367	399,555,488
Total increase (decrease) in net assets	1,111,440,918	435,856,714

Net Assets
Beginning of period	1,862,162,547	1,426,305,833
End of period	$2,973,603,465	$1,862,162,547

Financial Highlights
Fidelity Freedom® 2065 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.25	$12.87	$10.78	$12.53	$13.10
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.16	.22	.30
Net realized and unrealized gain (loss)	2.81	.50	2.17	(1.09)	.17
Total from investment operations	3.01	.68	2.33	(.87)	.47
Distributions from net investment income	(.22)	(.14)	(.15)	(.20)	(.28)
Distributions from net realized gain	(.36)	(.17)	(.09)	(.68)	(.76)
Total distributions	(.58)	(.30) C	(.24)	(.88)	(1.04)
Net asset value, end of period	$15.68	$13.25	$12.87	$10.78	$12.53
Total Return D	23.13%	5.34%	21.89%	(6.64)%	3.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.74% G	.75%	.75%	.75%
Expenses net of fee waivers, if any	.69%	.74% G	.75%	.75%	.75%
Expenses net of all reductions, if any	.69%	.74% G	.75%	.75%	.75%
Net investment income (loss)	1.34%	1.33%	1.42%	2.09%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$375,266	$207,693	$348,066	$249,369	$143,463
Portfolio turnover rate H	11 % I	16% I	12% I	17% I	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.89	$10.80	$12.54	$13.11
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.17	.23	.31
Net realized and unrealized gain (loss)	2.80	.50	2.18	(1.08)	.17
Total from investment operations	3.01	.69	2.35	(.85)	.48
Distributions from net investment income	(.22)	(.20)	(.17)	(.21)	(.29)
Distributions from net realized gain	(.36)	(.17)	(.09)	(.68)	(.76)
Total distributions	(.58)	(.36) C	(.26)	(.89)	(1.05)
Net asset value, end of period	$15.65	$13.22	$12.89	$10.80	$12.54
Total Return D	23.16%	5.41%	22.02%	(6.49)%	3.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64%	.65%	.64%	.64% G
Expenses net of fee waivers, if any	.64%	.64%	.65%	.64%	.64% G
Expenses net of all reductions, if any	.64%	.64%	.65%	.64%	.64% G
Net investment income (loss)	1.38%	1.43%	1.53%	2.19%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,060,049	$778,756	$620,120	$326,070	$213,091
Portfolio turnover rate H	11 % I	16% I	12% I	17% I	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$12.92	$10.82	$12.56	$13.13
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.25	.33
Net realized and unrealized gain (loss)	2.81	.51	2.17	(1.08)	.17
Total from investment operations	3.05	.73	2.37	(.83)	.50
Distributions from net investment income	(.24)	(.22)	(.18)	(.22)	(.31)
Distributions from net realized gain	(.36)	(.17)	(.09)	(.69)	(.76)
Total distributions	(.60)	(.39)	(.27)	(.91)	(1.07)
Net asset value, end of period	$15.71	$13.26	$12.92	$10.82	$12.56
Total Return C	23.43%	5.66%	22.20%	(6.32)%	3.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.46%	.49%	.49% F
Expenses net of fee waivers, if any	.45%	.45%	.45%	.49%	.49% F
Expenses net of all reductions, if any	.45%	.45%	.45%	.49%	.49% F
Net investment income (loss)	1.58%	1.62%	1.72%	2.34%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,538,282	$875,713	$458,119	$221,052	$106,193
Portfolio turnover rate G	11 % H	16% H	12% H	17% H	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2065 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$16.47
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.82) D
Total from investment operations	(.76)
Net asset value, end of period	$15.71
Total Return E,F	(4.61) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I
Expenses net of fee waivers, if any	.37 % I
Expenses net of all reductions, if any	.37% I
Net investment income (loss)	2.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate J	11 % K

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	20,024	151,783
Fidelity Series Emerging Markets Debt Fund (b)	176,018	1,473,274
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	40,283	375,442
Fidelity Series Floating Rate High Income Fund (b)	30,498	264,109
Fidelity Series High Income Fund (b)	165,210	1,453,852
Fidelity Series Long-Term Treasury Bond Index Fund (b)	441,748	2,354,516
Fidelity Series Real Estate Income Fund (b)	26,206	262,326
TOTAL BOND FUNDS (Cost $6,371,413)		6,335,302

Domestic Equity Funds - 56.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	449,250	5,772,863
Fidelity Series Blue Chip Growth Fund (b)	751,789	16,080,759
Fidelity Series Commodity Strategy Fund (b)	16,537	1,854,977
Fidelity Series Growth Company Fund (b)	1,082,915	28,783,882
Fidelity Series Intrinsic Opportunities Fund (b)	331,417	3,546,165
Fidelity Series Large Cap Stock Fund (b)	1,090,620	28,639,691
Fidelity Series Large Cap Value Index Fund (b)	449,951	8,369,080
Fidelity Series Opportunistic Insights Fund (b)	697,199	17,032,562
Fidelity Series Small Cap Core Fund (b)	46,983	652,119
Fidelity Series Small Cap Discovery Fund (b)	206,480	2,227,921
Fidelity Series Small Cap Opportunities Fund (b)	307,205	5,216,343
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,322,159	18,616,006
Fidelity Series Value Discovery Fund (b)	1,004,864	16,901,818
TOTAL DOMESTIC EQUITY FUNDS (Cost $153,965,893)		153,694,186

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	550,060	11,210,227
Fidelity Series Emerging Markets Fund (b)	569,770	7,184,800
Fidelity Series Emerging Markets Opportunities Fund (b)	1,122,527	29,174,487
Fidelity Series International Growth Fund (b)	1,125,995	21,089,880
Fidelity Series International Small Cap Fund (b)	147,788	2,583,335
Fidelity Series International Value Fund (b)	1,343,265	21,223,592
Fidelity Series Overseas Fund (b)	1,454,693	21,151,235
Fidelity Series Select International Small Cap Fund (b)	15,200	215,842
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,265,559)		113,833,398

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	400,000	399,961
US Treasury Bills 0% 4/23/2026 (d)	3.63	30,000	29,933
US Treasury Bills 0% 4/30/2026 (d)	3.61	70,000	69,795
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	170,000	169,261
US Treasury Bills 0% 5/7/2026 (d)	3.62	40,000	39,854
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.64	40,000	39,661
TOTAL U.S. TREASURY OBLIGATIONS (Cost $748,478)			748,465

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $249,162)	3.69	249,112	249,162

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $270,600,505)	274,860,513
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(163,689)
NET ASSETS - 100.0%	274,696,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	15	6/2026	2,175,825	17,677
ICE MSCI Emerging Markets Index Contracts (United States)	3	6/2026	218,190	3,505

TOTAL EQUITY CONTRACTS				21,182

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	19	6/2026	2,155,313	(41,892)
CBOT US Treasury Long Bond Contracts (United States)	94	6/2026	10,677,813	(269,422)
CBOT US Treasury Ultra Bond Contracts (United States)	20	6/2026	2,326,250	(5,461)

TOTAL INTEREST RATE CONTRACTS				(316,775)

TOTAL LONG				(295,593)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(22)	6/2026	(2,763,420)	(9,018)
CME E-Mini S&P 500 Index Contracts (United States)	(8)	6/2026	(2,628,300)	28,380

TOTAL SHORT				19,362

TOTAL FUTURES CONTRACTS				(276,231)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $748,465.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,543,673	2,294,509	4,225	(2)	-	249,162	249,112	0.0%
Total	-	2,543,673	2,294,509	4,225	(2)	-	249,162

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,006	153,671	3,889	2,475	26	(3,031)	151,783	20,024
Fidelity Series All-Sector Equity Fund	939,967	5,266,054	246,796	347,315	19,149	(205,511)	5,772,863	449,250
Fidelity Series Blue Chip Growth Fund	2,621,943	14,025,891	965,694	309,836	69,591	329,028	16,080,759	751,789
Fidelity Series Canada Fund	1,510,377	9,464,939	689,374	139,051	43,040	881,245	11,210,227	550,060
Fidelity Series Commodity Strategy Fund	-	1,891,855	297,735	5,494	4,503	256,354	1,854,977	16,537
Fidelity Series Emerging Markets Debt Fund	-	1,573,807	83,171	33,498	(1,478)	(15,884)	1,473,274	176,018
Fidelity Series Emerging Markets Debt Local Currency Fund	-	413,057	18,790	18,583	(685)	(18,140)	375,442	40,283
Fidelity Series Emerging Markets Fund	1,278,629	5,490,187	556,533	110,696	31,145	941,372	7,184,800	569,770
Fidelity Series Emerging Markets Opportunities Fund	5,117,536	23,051,152	2,585,714	463,269	118,055	3,473,458	29,174,487	1,122,527
Fidelity Series Floating Rate High Income Fund	-	274,040	5,964	6,533	2	(3,969)	264,109	30,498
Fidelity Series Government Money Market Fund	-	2,867,688	2,867,688	31,203	-	-	-	-
Fidelity Series Growth Company Fund	4,728,357	25,065,697	2,084,163	1,814,872	130,201	943,790	28,783,882	1,082,915
Fidelity Series High Income Fund	-	1,581,705	106,116	40,188	(1,196)	(20,541)	1,453,852	165,210
Fidelity Series International Developed Markets Bond Index Fund	-	1,561,941	1,556,148	28,690	(5,793)	-	-	-
Fidelity Series International Growth Fund	3,997,046	19,425,519	1,746,609	1,109,232	53,286	(639,362)	21,089,880	1,125,995
Fidelity Series International Small Cap Fund	657,520	2,225,645	192,426	277,142	8,326	(115,730)	2,583,335	147,788
Fidelity Series International Value Fund	3,971,874	18,529,858	2,138,446	1,433,177	98,185	762,121	21,223,592	1,343,265
Fidelity Series Intrinsic Opportunities Fund	673,718	3,030,984	144,719	200,775	9,384	(23,202)	3,546,165	331,417
Fidelity Series Investment Grade Bond Fund	19,937	150,603	171,763	533	1,211	12	-	-
Fidelity Series Large Cap Stock Fund	4,660,352	24,681,673	1,502,150	1,373,097	110,785	689,031	28,639,691	1,090,620
Fidelity Series Large Cap Value Index Fund	1,410,001	7,242,375	653,759	193,192	16,312	354,151	8,369,080	449,951
Fidelity Series Long-Term Treasury Bond Index Fund	3,426,573	8,582,496	9,621,504	205,279	15,321	(48,370)	2,354,516	441,748
Fidelity Series Opportunistic Insights Fund	2,835,428	15,932,756	844,720	1,597,435	46,557	(937,459)	17,032,562	697,199
Fidelity Series Overseas Fund	3,979,827	19,489,519	1,344,176	1,169,496	48,993	(1,022,928)	21,151,235	1,454,693
Fidelity Series Real Estate Income Fund	-	272,796	5,969	5,123	23	(4,524)	262,326	26,206
Fidelity Series Select International Small Cap Fund	8,733	278,244	86,320	3,696	4,536	10,649	215,842	15,200
Fidelity Series Small Cap Core Fund	163,916	459,882	51,125	4,418	(1,157)	80,603	652,119	46,983
Fidelity Series Small Cap Discovery Fund	429,666	1,926,052	96,958	138,958	6,401	(37,240)	2,227,921	206,480
Fidelity Series Small Cap Opportunities Fund	943,496	3,976,689	223,768	135,160	22,342	497,584	5,216,343	307,205
Fidelity Series Stock Selector Large Cap Value Fund	3,151,681	17,228,821	1,376,071	1,458,342	249	(388,674)	18,616,006	1,322,159
Fidelity Series Value Discovery Fund	2,882,958	15,276,564	1,435,968	1,079,076	8,918	169,346	16,901,818	1,004,864
	49,414,541	251,392,160	33,704,226	13,735,834	856,232	5,904,179	273,862,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,335,302	6,335,302	-	-

Domestic Equity Funds	153,694,186	153,694,186	-	-

International Equity Funds	113,833,398	113,833,398	-	-

U.S. Treasury Obligations	748,465	-	748,465	-

Money Market Funds	249,162	249,162	-	-
Total Investments in Securities:	274,860,513	274,112,048	748,465	-
Derivative Instruments:

Assets
Futures Contracts	49,562	49,562	-	-
Total Assets	49,562	49,562	-	-

Liabilities
Futures Contracts	(325,793)	(325,793)	-	-
Total Liabilities	(325,793)	(325,793)	-	-
Total Derivative Instruments:	(276,231)	(276,231)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	49,562	(9,018)
Total Equity Risk	49,562	(9,018)
Interest Rate Risk
Futures Contracts (a)	-	(316,775)
Total Interest Rate Risk	-	(316,775)
Total Value of Derivatives	49,562	(325,793)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $748,478)	$748,465
Fidelity Central Funds (cost $249,162)	249,162
Other affiliated issuers (cost $269,602,865)	273,862,886

Total Investment in Securities (cost $270,600,505)		$274,860,513
Receivable for investments sold		1,587,391
Receivable for fund shares sold		1,662,188
Distributions receivable from Fidelity Central Funds		615
Total assets		278,110,707
Liabilities
Payable for investments purchased	$2,993,362
Payable for fund shares redeemed	256,302
Accrued management fee	122,140
Payable for variation margin on futures contracts	42,079
Total liabilities		3,413,883
Net Assets		$274,696,824
Net Assets consist of:
Paid in capital		$263,135,447
Total accumulated earnings (loss)		11,561,377
Net Assets		$274,696,824

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2070 Fund :
Net Asset Value, offering price and redemption price per share ($51,447,398 ÷ 4,199,412 shares)		$12.25
Class K :
Net Asset Value, offering price and redemption price per share ($86,867,968 ÷ 7,087,644 shares)		$12.26
Class K6 :
Net Asset Value, offering price and redemption price per share ($136,374,689 ÷ 11,106,279 shares)		$12.28
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,769 ÷ 551 shares)		$12.28
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$3,346,751
Interest		10,550
Income from Fidelity Central Funds		4,225
Total income		3,361,526
Expenses
Management fee	$838,902
Independent trustees' fees and expenses	296
Total expenses		839,198
Net Investment income (loss)		2,522,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8
Redemptions in-kind	1,096,373
Fidelity Central Funds	(2)
Other affiliated issuers	(240,141)
Futures contracts	61,421
Capital gain distributions from underlying funds:
Affiliated issuers	10,389,083
Total net realized gain (loss)		11,306,742
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13)
Affiliated issuers	5,904,179
Futures contracts	(276,231)
Total change in net unrealized appreciation (depreciation)		5,627,935
Net gain (loss)		16,934,677
Net increase (decrease) in net assets resulting from operations		$19,457,005
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,522,328	$126,221
Net realized gain (loss)	11,306,742	313,931
Change in net unrealized appreciation (depreciation)	5,627,935	(1,644,158)
Net increase (decrease) in net assets resulting from operations	19,457,005	(1,204,006)
Distributions to shareholders	(4,269,527)	(170,346)

Share transactions - net increase (decrease)	210,117,336	50,766,362
Total increase (decrease) in net assets	225,304,814	49,392,010

Net Assets
Beginning of period	49,392,010	-
End of period	$274,696,824	$49,392,010

Financial Highlights
Fidelity Freedom® 2070 Fund

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.08
Net realized and unrealized gain (loss)	2.13	.26 D
Total from investment operations	2.32	.34
Distributions from net investment income	(.17)	(.10)
Distributions from net realized gain	(.13)	(.02)
Total distributions	(.29) E	(.12)
Net asset value, end of period	$12.25	$10.22
Total Return F	22.78%	3.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.76% I,J
Expenses net of fee waivers, if any	.69%	.76% I,J
Expenses net of all reductions, if any	.69%	.76% I,J
Net investment income (loss)	1.55%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$51,447	$11,485
Portfolio turnover rate K	19 % L	23% I,L

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.09
Net realized and unrealized gain (loss)	2.13	.26 D
Total from investment operations	2.32	.35
Distributions from net investment income	(.17)	(.11)
Distributions from net realized gain	(.13)	(.02)
Total distributions	(.29) E	(.12) E
Net asset value, end of period	$12.26	$10.23
Total Return F	22.78%	3.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.67% I,J
Expenses net of fee waivers, if any	.64%	.67% I,J
Expenses net of all reductions, if any	.64%	.67% I,J
Net investment income (loss)	1.60%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$86,868	$17,389
Portfolio turnover rate K	19 % L	23% I,L

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Class K6

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.24	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.11
Net realized and unrealized gain (loss)	2.13	.25 D
Total from investment operations	2.35	.36
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.13)	(.02)
Total distributions	(.31)	(.12) E
Net asset value, end of period	$12.28	$10.24
Total Return F	23.05%	3.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.46% I,J
Expenses net of fee waivers, if any	.45%	.46% I,J
Expenses net of all reductions, if any	.45%	.46% I,J
Net investment income (loss)	1.79%	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$136,375	$20,518
Portfolio turnover rate K	19 % L	23% I,L

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® 2070 Fund Premier Class

Years ended March 31,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$12.88
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	(.65) D
Total from investment operations	(.60)
Net asset value, end of period	$12.28
Total Return E	(4.66) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H
Expenses net of fee waivers, if any	.37 % H
Expenses net of all reductions, if any	.37% H
Net investment income (loss)	2.47% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	19 % J

AFor the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Freedom Retirement Fund (formerly Fidelity Freedom Income Fund), Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K, Class K6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Premier Class shares commenced sale of shares on February 3, 2026. Each class has exclusive voting rights with respect to matters that affect that class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Retirement Fund	2,173,577,752	227,942,704	(80,613,109)	147,329,595
Fidelity Freedom 2010 Fund	2,720,176,141	391,640,643	(156,951,048)	234,689,595
Fidelity Freedom 2015 Fund	3,658,792,229	703,006,097	(222,061,664)	480,944,433
Fidelity Freedom 2020 Fund	10,440,499,555	2,519,771,281	(771,397,598)	1,748,373,683
Fidelity Freedom 2025 Fund	15,955,493,268	4,491,877,742	(1,207,584,590)	3,284,293,152
Fidelity Freedom 2030 Fund	26,794,120,006	7,911,015,395	(1,569,298,756)	6,341,716,639
Fidelity Freedom 2035 Fund	24,761,661,828	7,780,914,869	(899,177,384)	6,881,737,485
Fidelity Freedom 2040 Fund	24,003,219,504	9,292,284,841	(586,453,268)	8,705,831,573
Fidelity Freedom 2045 Fund	18,435,784,266	6,741,069,554	(266,982,964)	6,474,086,590
Fidelity Freedom 2050 Fund	16,776,461,477	5,915,048,098	(174,057,721)	5,740,990,377
Fidelity Freedom 2055 Fund	11,698,364,240	3,196,149,990	(140,774,714)	3,055,375,276
Fidelity Freedom 2060 Fund	6,897,443,784	1,462,581,433	(95,866,235)	1,366,715,198
Fidelity Freedom 2065 Fund	2,625,486,563	393,909,253	(43,903,808)	350,005,445
Fidelity Freedom 2070 Fund	270,984,749	11,614,827	(7,739,063)	3,875,764

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Retirement Fund	2,970,368	-	(52,404,614)	147,329,594
Fidelity Freedom 2010 Fund	9,372,457	21,268,119	-	234,689,595
Fidelity Freedom 2015 Fund	11,559,751	72,197,207	-	480,944,433
Fidelity Freedom 2020 Fund	27,575,551	306,865,170	-	1,748,373,683
Fidelity Freedom 2025 Fund	33,661,033	495,706,628	-	3,284,293,153
Fidelity Freedom 2030 Fund	49,140,874	934,047,964	-	6,341,716,638
Fidelity Freedom 2035 Fund	35,759,525	994,160,684	-	6,881,737,486
Fidelity Freedom 2040 Fund	-	1,342,632,579	-	8,705,831,574
Fidelity Freedom 2045 Fund	-	1,016,926,861	-	6,474,086,590
Fidelity Freedom 2050 Fund	-	838,302,490	-	5,740,990,377
Fidelity Freedom 2055 Fund	-	541,179,626	-	3,055,375,276
Fidelity Freedom 2060 Fund	-	301,957,906	-	1,366,715,199
Fidelity Freedom 2065 Fund	-	107,427,148	-	350,005,444
Fidelity Freedom 2070 Fund	-	7,685,613	-	3,875,764

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Retirement Fund	(23,406,187)	(28,998,427)	(52,404,614)

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Retirement Fund	78,269,915	-	78,269,915
Fidelity Freedom 2010 Fund	98,177,794	52,134,204	150,311,998
Fidelity Freedom 2015 Fund	125,730,938	147,884,101	273,615,039
Fidelity Freedom 2020 Fund	338,661,281	579,839,994	918,501,275
Fidelity Freedom 2025 Fund	481,412,198	799,509,883	1,280,922,081
Fidelity Freedom 2030 Fund	743,080,797	1,072,284,070	1,815,364,867
Fidelity Freedom 2035 Fund	626,339,063	947,181,507	1,573,520,570
Fidelity Freedom 2040 Fund	540,431,947	1,093,925,108	1,634,357,055
Fidelity Freedom 2045 Fund	382,438,164	694,515,651	1,076,953,815
Fidelity Freedom 2050 Fund	347,276,098	570,070,392	917,346,490
Fidelity Freedom 2055 Fund	226,155,861	323,796,569	549,952,430
Fidelity Freedom 2060 Fund	124,306,047	161,019,562	285,325,609
Fidelity Freedom 2065 Fund	43,452,726	50,195,364	93,648,090
Fidelity Freedom 2070 Fund	3,134,168	1,135,359	4,269,527

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Retirement Fund	75,583,415	-	75,583,415
Fidelity Freedom 2010 Fund	95,820,712	-	95,820,712
Fidelity Freedom 2015 Fund	130,235,663	51,440,977	181,676,640
Fidelity Freedom 2020 Fund	355,362,032	286,767,287	642,129,319
Fidelity Freedom 2025 Fund	499,520,972	301,968,839	801,489,811
Fidelity Freedom 2030 Fund	704,156,689	265,369,852	969,526,541
Fidelity Freedom 2035 Fund	558,170,579	256,739,499	814,910,078
Fidelity Freedom 2040 Fund	475,928,728	307,202,345	783,131,073
Fidelity Freedom 2045 Fund	326,096,005	130,184,831	456,280,836
Fidelity Freedom 2050 Fund	289,038,822	99,050,492	388,089,314
Fidelity Freedom 2055 Fund	180,244,480	60,045,876	240,290,356
Fidelity Freedom 2060 Fund	92,411,980	43,164,874	135,576,854
Fidelity Freedom 2065 Fund	27,000,980	19,121,945	46,122,925
Fidelity Freedom 2070 Fund A	161,870	8,476	170,346

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Retirement Fund
Equity Risk
Futures Contracts	(5,680,722)	2,620,528
Total Equity Risk	(5,680,722)	2,620,528
Interest Rate Risk
Futures Contracts	3,457,373	(4,050,915)
Total Interest Rate Risk	3,457,373	(4,050,915)
Totals	(2,223,349)	(1,430,387)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(8,154,117)	3,417,953
Total Equity Risk	(8,154,117)	3,417,953
Interest Rate Risk
Futures Contracts	4,536,360	(5,260,628)
Total Interest Rate Risk	4,536,360	(5,260,628)
Totals	(3,617,757)	(1,842,675)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(11,380,010)	4,625,452
Total Equity Risk	(11,380,010)	4,625,452
Interest Rate Risk
Futures Contracts	6,272,374	(7,326,728)
Total Interest Rate Risk	6,272,374	(7,326,728)
Totals	(5,107,636)	(2,701,276)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(32,141,252)	13,263,358
Total Equity Risk	(32,141,252)	13,263,358
Interest Rate Risk
Futures Contracts	18,310,950	(21,452,242)
Total Interest Rate Risk	18,310,950	(21,452,242)
Totals	(13,830,302)	(8,188,884)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(50,232,330)	19,509,271
Total Equity Risk	(50,232,330)	19,509,271
Interest Rate Risk
Futures Contracts	28,097,855	(33,248,186)
Total Interest Rate Risk	28,097,855	(33,248,186)
Totals	(22,134,475)	(13,738,915)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(77,732,856)	31,908,282
Total Equity Risk	(77,732,856)	31,908,282
Interest Rate Risk
Futures Contracts	45,253,210	(54,636,657)
Total Interest Rate Risk	45,253,210	(54,636,657)
Totals	(32,479,646)	(22,728,375)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(69,170,613)	26,939,569
Total Equity Risk	(69,170,613)	26,939,569
Interest Rate Risk
Futures Contracts	41,204,756	(50,494,080)
Total Interest Rate Risk	41,204,756	(50,494,080)
Totals	(27,965,857)	(23,554,511)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(65,991,983)	24,878,338
Total Equity Risk	(65,991,983)	24,878,338
Interest Rate Risk
Futures Contracts	42,219,450	(51,686,755)
Total Interest Rate Risk	42,219,450	(51,686,755)
Totals	(23,772,533)	(26,808,417)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(36,153,208)	17,146,260
Total Equity Risk	(36,153,208)	17,146,260
Interest Rate Risk
Futures Contracts	31,324,804	(46,094,262)
Total Interest Rate Risk	31,324,804	(46,094,262)
Totals	(4,828,404)	(28,948,002)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(34,265,688)	13,972,446
Total Equity Risk	(34,265,688)	13,972,446
Interest Rate Risk
Futures Contracts	26,139,467	(43,480,052)
Total Interest Rate Risk	26,139,467	(43,480,052)
Totals	(8,126,221)	(29,507,606)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(21,195,827)	8,656,017
Total Equity Risk	(21,195,827)	8,656,017
Interest Rate Risk
Futures Contracts	15,649,756	(28,753,470)
Total Interest Rate Risk	15,649,756	(28,753,470)
Totals	(5,546,071)	(20,097,453)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(11,082,554)	4,639,760
Total Equity Risk	(11,082,554)	4,639,760
Interest Rate Risk
Futures Contracts	8,118,113	(15,546,039)
Total Interest Rate Risk	8,118,113	(15,546,039)
Totals	(2,964,441)	(10,906,279)
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(3,347,373)	1,510,148
Total Equity Risk	(3,347,373)	1,510,148
Interest Rate Risk
Futures Contracts	2,606,545	(5,266,954)
Total Interest Rate Risk	2,606,545	(5,266,954)
Totals	(740,828)	(3,756,806)
Fidelity Freedom 2070 Fund
Equity Risk
Futures Contracts	68,751	40,544
Total Equity Risk	68,751	40,544
Interest Rate Risk
Futures Contracts	(7,330)	(316,775)
Total Interest Rate Risk	(7,330)	(316,775)
Totals	61,421	(276,231)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Retirement Fund	469,759,642	548,068,330
Fidelity Freedom 2010 Fund	545,682,110	809,541,304
Fidelity Freedom 2015 Fund	706,136,695	1,089,108,491
Fidelity Freedom 2020 Fund	2,151,248,148	3,262,766,780
Fidelity Freedom 2025 Fund	3,459,874,458	4,706,514,658
Fidelity Freedom 2030 Fund	5,972,966,473	5,185,667,488
Fidelity Freedom 2035 Fund	6,547,960,452	4,220,483,054
Fidelity Freedom 2040 Fund	6,534,574,098	4,129,419,373
Fidelity Freedom 2045 Fund	5,273,363,870	2,766,274,453
Fidelity Freedom 2050 Fund	4,898,830,859	2,443,414,470
Fidelity Freedom 2055 Fund	3,831,837,821	1,653,942,177
Fidelity Freedom 2060 Fund	2,515,365,998	867,109,302
Fidelity Freedom 2065 Fund	1,194,911,468	273,827,072
Fidelity Freedom 2070 Fund	251,392,160	28,483,283

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Freedom Retirement Fund	3,274,649	4,553,908	4,553,908	36,600,177
Fidelity Freedom 2010 Fund	2,247,763	4,786,851	4,786,851	33,080,005
Fidelity Freedom 2015 Fund	3,927,921	9,168,553	9,168,553	47,648,308
Fidelity Freedom 2020 Fund	14,952,473	51,605,745	51,605,745	230,410,179
Fidelity Freedom 2025 Fund	28,081,837	108,835,551	108,835,551	412,016,268
Fidelity Freedom 2030 Fund	46,438,113	264,489,186	264,489,186	889,148,448
Fidelity Freedom 2035 Fund	49,241,526	283,166,032	283,166,032	848,902,702
Fidelity Freedom 2040 Fund	77,503,833	401,173,367	401,173,367	1,004,870,559
Fidelity Freedom 2045 Fund	48,704,496	313,678,269	313,678,269	742,494,695
Fidelity Freedom 2050 Fund	50,358,898	331,430,336	331,430,336	783,335,484
Fidelity Freedom 2055 Fund	29,445,291	196,546,406	196,546,406	529,150,021
Fidelity Freedom 2060 Fund	19,376,090	107,272,122	107,272,122	319,837,041
Fidelity Freedom 2065 Fund	5,836,452	26,556,873	26,556,873	88,320,030
Fidelity Freedom 2070 Fund	426,167	1,096,373	1,096,373	5,241,156

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Freedom Retirement Fund	8,241,726	7,251,615	88,414,409
Fidelity Freedom 2010 Fund	7,159,720	10,455,909	102,213,206
Fidelity Freedom 2015 Fund	9,921,244	17,878,429	116,257,930
Fidelity Freedom 2020 Fund	33,863,806	92,534,754	502,153,752
Fidelity Freedom 2025 Fund	74,683,844	248,772,731	1,048,428,145
Fidelity Freedom 2030 Fund	96,995,926	471,932,954	1,747,801,722
Fidelity Freedom 2035 Fund	98,313,666	491,506,413	1,576,928,849
Fidelity Freedom 2040 Fund	145,621,117	624,783,532	1,721,250,755
Fidelity Freedom 2045 Fund	92,771,453	489,882,541	1,274,264,724
Fidelity Freedom 2050 Fund	91,342,400	479,703,385	1,271,142,369
Fidelity Freedom 2055 Fund	52,076,530	272,866,421	837,899,580
Fidelity Freedom 2060 Fund	31,064,960	131,300,560	457,605,812
Fidelity Freedom 2065 Fund	10,986,163	37,436,437	147,897,617
Fidelity Freedom 2070 Fund	54,439	29,667	570,565
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund and Fidelity Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Effective June 1, 2025 (February 3, 2026 for Premier Class), the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Premier Class)
Fidelity Freedom Retirement Fund	.46%	.415%
Fidelity Freedom 2010 Fund	.46%	.415%
Fidelity Freedom 2015 Fund	.50%	.448%
Fidelity Freedom 2020 Fund	.55%	.482%
Fidelity Freedom 2025 Fund	.59%	.517%
Fidelity Freedom 2030 Fund	.61%	.552%
Fidelity Freedom 2035 Fund	.64%	.587%
Fidelity Freedom 2040 Fund	.66%	.622%
Fidelity Freedom 2045 Fund	.68%	.643%
Fidelity Freedom 2050 Fund	.68%	.643%
Fidelity Freedom 2055 Fund	.68%	.643%
Fidelity Freedom 2060 Fund	.68%	.643%
Fidelity Freedom 2065 Fund	.68%	.643%
Fidelity Freedom 2070 Fund	.68%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Premier Class of each Fund as necessary so that Class K6 and Premier Class total expenses do not exceed certain amounts of Class K6 and Premier Class average net assets on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Class K6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Retirement Fund	.24%	.24%
Fidelity Freedom 2010 Fund	.24%	.24%
Fidelity Freedom 2015 Fund	.26%	.26%
Fidelity Freedom 2020 Fund	.28%	.28%
Fidelity Freedom 2025 Fund	.32%	.32%
Fidelity Freedom 2030 Fund	.36%	.35%
Fidelity Freedom 2035 Fund	.39%	.36%
Fidelity Freedom 2040 Fund	.43%	.37%
Fidelity Freedom 2045 Fund	.45%	.37%
Fidelity Freedom 2050 Fund	.45%	.37%
Fidelity Freedom 2055 Fund	.45%	.37%
Fidelity Freedom 2060 Fund	.45%	.37%
Fidelity Freedom 2065 Fund	.45%	.37%
Fidelity Freedom 2070 Fund	.45%	.37%

For the period April 1, 2025 through May 31, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Retirement Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.465%	.415%
Fidelity Freedom 2015 Fund	.508%	.448%
Fidelity Freedom 2020 Fund	.550%	.482%
Fidelity Freedom 2025 Fund	.593%	.517%
Fidelity Freedom 2030 Fund	.635%	.552%
Fidelity Freedom 2035 Fund	.678%	.587%
Fidelity Freedom 2040 Fund	.720%	.622%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%
Fidelity Freedom 2070 Fund	.746%	.643%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses did not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Retirement Fund	.24%
Fidelity Freedom 2010 Fund	.24%
Fidelity Freedom 2015 Fund	.26%
Fidelity Freedom 2020 Fund	.28%
Fidelity Freedom 2025 Fund	.32%
Fidelity Freedom 2030 Fund	.36%
Fidelity Freedom 2035 Fund	.39%
Fidelity Freedom 2040 Fund	.43%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%
Fidelity Freedom 2070 Fund	.45%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2025 Fund	$393,196
Fidelity Freedom 2030 Fund	517,683
Fidelity Freedom 2035 Fund	299,358
Fidelity Freedom 2040 Fund	280,197
Fidelity Freedom 2045 Fund	220,094

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount ($)
Fidelity Freedom 2020 Fund	1,712
Fidelity Freedom 2025 Fund	2,793
Fidelity Freedom 2030 Fund	4,876
Fidelity Freedom 2035 Fund	4,213
Fidelity Freedom 2040 Fund	4,195
Fidelity Freedom 2045 Fund	2,713
Fidelity Freedom 2050 Fund	2,444
Fidelity Freedom 2055 Fund	1,460
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Retirement Fund	230
Fidelity Freedom 2010 Fund	28
Fidelity Freedom 2015 Fund	12
Fidelity Freedom 2020 Fund	66
Fidelity Freedom 2030 Fund	5
Fidelity Freedom 2040 Fund	3
Fidelity Freedom 2045 Fund	19
Fidelity Freedom 2050 Fund	19
Fidelity Freedom 2055 Fund	30
Fidelity Freedom 2060 Fund	24
Fidelity Freedom 2065 Fund	46
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025
Fidelity Freedom Retirement Fund
Distributions to shareholders
Fidelity Freedom Retirement Fund	$41,711,763	$41,855,116
Class K	19,491,958	20,386,722
Class K6	17,066,176	13,341,577
Premier Class B	18	-
Total	$78,269,915	$75,583,415
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$97,967,580	$61,530,104
Class K	28,770,288	21,052,614
Class K6	23,574,130	13,237,994
Total	$150,311,998	$95,820,712
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$155,056,426	$ 101,722,570
Class K	60,504,723	47,319,637
Class K6	58,053,890	32,634,433
Total	$273,615,039	$181,676,640
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$442,502,193	$302,531,853
Class K	247,833,571	205,729,112
Class K6	228,165,511	133,868,354
Total	$918,501,275	$642,129,319
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$416,451,066	$260,232,794
Class K	426,288,926	305,897,375
Class K6	438,182,089	235,359,642
Total	$1,280,922,081	$801,489,811
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$568,449,418	$299,494,582
Class K	603,460,856	366,602,976
Class K6	643,454,593	303,428,983
Total	$1,815,364,867	$969,526,541
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$415,042,568	$212,213,931
Class K	553,347,498	320,614,560
Class K6	605,130,504	282,081,587
Total	$1,573,520,570	$814,910,078
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$481,197,191	$225,502,283
Class K	550,301,257	295,561,983
Class K6	602,858,607	262,066,807
Total	$1,634,357,055	$783,131,073
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$226,217,109	$88,155,202
Class K	401,646,164	189,961,680
Class K6	449,090,542	178,163,954
Total	$1,076,953,815	$456,280,836
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$185,679,926	$71,662,687
Class K	339,323,483	163,801,996
Class K6	392,343,081	152,624,631
Total	$917,346,490	$388,089,314
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$80,901,926	$31,086,041
Class K	216,506,290	107,533,220
Class K6	252,544,214	101,671,095
Total	$549,952,430	$240,290,356
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$33,942,330	$15,784,165
Class K	112,540,801	61,955,324
Class K6	138,842,478	57,837,365
Total	$285,325,609	$135,576,854
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$10,852,805	$5,367,186
Class K	36,319,564	20,462,629
Class K6	46,475,721	20,293,110
Total	$93,648,090	$46,122,925
Fidelity Freedom 2070 Fund A
Distributions to shareholders
Fidelity Freedom 2070 Fund	$741,072	$55,238
Class K	1,392,951	65,144
Class K6	2,135,504	49,964
Total	$4,269,527	$170,346

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
B For the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025	Year ended March 31, 2026	Year ended March 31, 2025
Fidelity Freedom Retirement Fund
Shares sold	8,543,296	6,801,343	$95,555,430	$72,783,113
Issued in exchange for the shares of the Acquired Fund(s)	-	31,175,160	-	331,081,065
Reinvestment of distributions	3,561,542	3,759,113	39,841,708	40,005,091
Shares redeemed	(19,976,762)	(42,606,351)	(223,586,960)	(458,071,962)
Net increase (decrease)	(7,871,924)	(870,735)	$(88,189,822)	$(14,202,693)
Class K
Shares sold	10,088,658	16,082,306	$112,595,256	$172,474,912
Issued in exchange for the shares of the Acquired Fund(s)	-	16,810,481	-	178,190,742
Reinvestment of distributions	1,745,490	1,918,907	19,483,238	20,386,696
Shares redeemed	(19,053,601)	(31,594,776)	(213,019,075)	(337,070,671)
Net increase (decrease)	(7,219,453)	3,216,918	$(80,940,581)	$33,981,679
Class K6
Shares sold	16,331,686	20,246,376	$181,885,199	$216,196,569
Issued in exchange for the shares of the Acquired Fund(s)	-	9,022,450	-	95,548,048
Reinvestment of distributions	1,530,396	1,257,211	17,066,175	13,341,577
Shares redeemed	(15,768,570)	(13,014,665)	(176,053,636)	(139,137,567)
Net increase (decrease)	2,093,512	17,511,372	$22,897,738	$185,948,627
Premier Class B
Shares sold	675	-	$7,700	$ -
Reinvestment of distributions	2	-	18	-
Net increase (decrease)	677	-	$7,718	$ -
Fidelity Freedom 2010 Fund
Shares sold	3,620,795	3,788,652	$53,770,238	$53,787,748
Reinvestment of distributions	6,441,580	4,261,710	94,301,077	59,324,516
Shares redeemed	(21,190,251)	(38,993,815)	(314,268,808)	(555,501,838)
Net increase (decrease)	(11,127,876)	(30,943,453)	$(166,197,493)	$(442,389,574)
Class K
Shares sold	4,431,324	10,990,468	$65,047,792	$156,737,354
Reinvestment of distributions	1,968,248	1,513,402	28,768,905	21,052,565
Shares redeemed	(13,902,841)	(26,076,296)	(205,884,713)	(370,973,512)
Net increase (decrease)	(7,503,269)	(13,572,426)	$(112,068,016)	$(193,183,593)
Class K6
Shares sold	9,740,464	17,254,673	$142,112,373	$244,564,473
Reinvestment of distributions	1,621,836	957,326	23,574,130	13,237,994
Shares redeemed	(12,292,637)	(8,649,398)	(180,573,156)	(122,194,771)
Net increase (decrease)	(930,337)	9,562,601	$(14,886,653)	$135,607,696
Premier Class B
Shares sold	477	-	$7,100	$ -
Net increase (decrease)	477	-	$7,100	$ -
Fidelity Freedom 2015 Fund
Shares sold	9,720,234	9,994,752	$118,767,822	$116,619,168
Reinvestment of distributions	12,465,327	8,564,453	149,057,369	97,631,948
Shares redeemed	(33,251,031)	(78,381,252)	(404,047,812)	(918,793,463)
Net increase (decrease)	(11,065,470)	(59,822,047)	$(136,222,621)	$(704,542,347)
Class K
Shares sold	6,280,952	20,512,141	$75,761,441	$240,865,062
Reinvestment of distributions	5,074,568	4,156,928	60,501,291	47,318,602
Shares redeemed	(30,743,028)	(57,413,222)	(373,688,431)	(665,245,465)
Net increase (decrease)	(19,387,508)	(32,744,153)	$(237,425,699)	$(377,061,801)
Class K6
Shares sold	19,787,096	33,678,264	$237,952,339	$392,255,704
Reinvestment of distributions	4,889,045	2,880,248	58,053,890	32,634,433
Shares redeemed	(24,421,358)	(20,633,910)	(295,189,915)	(239,873,517)
Net increase (decrease)	254,783	15,924,602	$816,314	$185,016,620
Premier Class B
Shares sold	580	-	$7,100	$ -
Net increase (decrease)	580	-	$7,100	$ -
Fidelity Freedom 2020 Fund
Shares sold	31,612,195	30,374,321	$488,592,947	$447,944,854
Reinvestment of distributions	27,666,503	19,888,738	417,250,899	285,646,381
Shares redeemed	(77,525,750)	(190,454,062)	(1,192,815,131)	(2,821,956,578)
Net increase (decrease)	(18,247,052)	(140,191,003)	$(286,971,285)	$(2,088,365,343)
Class K
Shares sold	17,432,807	57,094,343	$267,229,209	$847,546,003
Reinvestment of distributions	16,491,658	14,337,362	247,830,777	205,728,740
Shares redeemed	(87,946,576)	(157,575,296)	(1,350,671,468)	(2,325,009,060)
Net increase (decrease)	(54,022,111)	(86,143,591)	$(835,611,482)	$(1,271,734,317)
Class K6
Shares sold	54,874,045	88,286,454	$833,561,356	$1,297,650,518
Reinvestment of distributions	15,230,945	9,381,000	228,165,511	133,868,354
Shares redeemed	(67,802,016)	(63,967,284)	(1,034,500,175)	(939,365,200)
Net increase (decrease)	2,302,974	33,700,170	$27,226,692	$492,153,672
Premier Class B
Shares sold	456	-	$7,100	$ -
Net increase (decrease)	456	-	$7,100	$ -
Fidelity Freedom 2025 Fund
Shares sold	78,297,012	75,829,122	$1,163,757,244	$1,057,887,546
Reinvestment of distributions	27,132,477	18,091,629	394,376,606	246,556,992
Shares redeemed	(118,881,093)	(338,455,101)	(1,758,073,633)	(4,751,500,425)
Net increase (decrease)	(13,451,604)	(244,534,350)	$(199,939,783)	$(3,447,055,887)
Class K
Shares sold	57,746,632	142,428,427	$849,715,871	$1,995,512,746
Reinvestment of distributions	29,507,892	22,495,354	426,220,539	305,878,698
Shares redeemed	(189,606,457)	(282,124,151)	(2,795,391,873)	(3,929,265,747)
Net increase (decrease)	(102,351,933)	(117,200,370)	$(1,519,455,463)	$(1,627,874,303)
Class K6
Shares sold	142,943,231	203,009,362	$2,090,251,843	$2,822,562,767
Reinvestment of distributions	30,343,825	17,377,002	438,182,089	235,359,642
Shares redeemed	(156,956,926)	(142,340,928)	(2,300,973,454)	(1,981,305,196)
Net increase (decrease)	16,330,130	78,045,436	$227,460,478	$1,076,617,213
Premier Class B
Shares sold	468	-	$7,100	$ -
Net increase (decrease)	468	-	$7,100	$ -
Fidelity Freedom 2030 Fund
Shares sold	90,272,604	82,160,039	$1,746,410,205	$1,467,653,325
Reinvestment of distributions	28,880,265	16,372,308	544,864,424	287,105,133
Shares redeemed	(110,893,688)	(343,154,157)	(2,133,344,258)	(6,174,584,839)
Net increase (decrease)	8,259,181	(244,621,810)	$157,930,371	$(4,419,826,381)
Class K
Shares sold	85,158,267	172,796,803	$1,632,804,607	$3,101,694,885
Reinvestment of distributions	32,141,782	20,926,317	603,367,504	366,600,855
Shares redeemed	(196,453,233)	(305,577,944)	(3,772,800,174)	(5,478,491,371)
Net increase (decrease)	(79,153,184)	(111,854,824)	$(1,536,628,063)	$(2,010,195,631)
Class K6
Shares sold	186,684,969	250,509,830	$3,554,673,541	$4,471,166,225
Reinvestment of distributions	34,272,051	17,389,305	643,454,592	303,428,983
Shares redeemed	(158,704,433)	(129,334,632)	(3,019,709,855)	(2,307,666,398)
Net increase (decrease)	62,252,587	138,564,503	$1,178,418,278	$2,466,928,810
Premier Class B
Shares sold	355	-	$7,100	$ -
Net increase (decrease)	355	-	$7,100	$ -
Fidelity Freedom 2035 Fund
Shares sold	85,932,297	79,314,391	$1,504,779,723	$1,261,128,147
Reinvestment of distributions	23,359,812	12,960,510	396,167,146	202,646,636
Shares redeemed	(81,939,644)	(302,996,698)	(1,420,090,530)	(4,848,838,455)
Net increase (decrease)	27,352,465	(210,721,797)	$480,856,339	$(3,385,063,672)
Class K
Shares sold	92,420,858	181,853,816	$1,598,393,332	$2,902,477,613
Reinvestment of distributions	32,830,599	20,520,681	553,278,047	320,607,798
Shares redeemed	(182,492,304)	(254,964,397)	(3,162,185,905)	(4,060,683,158)
Net increase (decrease)	(57,240,847)	(52,589,900)	$(1,010,514,526)	$(837,597,747)
Class K6
Shares sold	208,107,239	264,020,056	$3,569,760,131	$4,194,732,509
Reinvestment of distributions	35,819,762	18,114,308	605,130,504	282,081,587
Shares redeemed	(144,224,394)	(127,975,544)	(2,454,724,345)	(2,038,635,331)
Net increase (decrease)	99,702,607	154,158,820	$1,720,166,290	$2,438,178,765
Premier Class B
Shares sold	390	-	$7,100	$ -
Net increase (decrease)	390	-	$7,100	$ -
Fidelity Freedom 2040 Fund
Shares sold	103,829,542	97,527,141	$1,352,218,224	$1,137,644,534
Reinvestment of distributions	36,914,065	18,801,201	462,435,102	216,564,342
Shares redeemed	(101,770,960)	(390,390,812)	(1,314,938,720)	(4,588,475,079)
Net increase (decrease)	38,972,647	(274,062,470)	$499,714,606	$(3,234,266,203)
Class K
Shares sold	110,291,881	227,166,940	$1,426,505,159	$2,669,688,209
Reinvestment of distributions	44,112,193	25,637,110	550,272,516	295,560,602
Shares redeemed	(225,509,516)	(365,121,086)	(2,925,444,624)	(4,301,439,508)
Net increase (decrease)	(71,105,442)	(112,317,036)	$(948,666,949)	$(1,336,190,697)
Class K6
Shares sold	254,643,763	339,826,653	$3,271,883,492	$3,972,577,515
Reinvestment of distributions	48,184,006	22,823,314	602,858,606	262,066,807
Shares redeemed	(194,166,408)	(154,884,109)	(2,484,393,090)	(1,815,587,635)
Net increase (decrease)	108,661,361	207,765,858	$1,390,349,008	$2,419,056,687
Premier Class B
Shares sold	513	-	$7,100	$ -
Net increase (decrease)	513	-	$7,100	$ -
Fidelity Freedom 2045 Fund
Shares sold	59,106,838	61,918,720	$914,443,903	$838,454,372
Reinvestment of distributions	14,527,540	6,201,895	214,293,055	83,426,753
Shares redeemed	(42,435,411)	(254,280,189)	(650,014,094)	(3,475,961,037)
Net increase (decrease)	31,198,967	(186,159,574)	$478,722,864	$(2,554,079,912)
Class K
Shares sold	85,030,669	168,277,819	$1,295,073,910	$2,296,684,874
Reinvestment of distributions	27,446,724	14,123,830	401,558,680	189,939,145
Shares redeemed	(159,634,299)	(215,634,627)	(2,442,314,980)	(2,937,792,519)
Net increase (decrease)	(47,156,906)	(33,232,978)	$(745,682,390)	$(451,168,500)
Class K6
Shares sold	194,814,838	240,859,480	$2,959,111,351	$3,267,997,008
Reinvestment of distributions	30,500,917	13,297,481	449,090,543	178,163,954
Shares redeemed	(131,159,396)	(109,564,253)	(1,978,051,404)	(1,493,243,099)
Net increase (decrease)	94,156,359	144,592,708	$1,430,150,490	$1,952,917,863
Premier Class B
Shares sold	430	-	$7,100	$ -
Net increase (decrease)	430	-	$7,100	$ -
Fidelity Freedom 2050 Fund
Shares sold	48,794,482	54,971,745	$765,037,194	$753,498,351
Reinvestment of distributions	11,706,138	4,939,703	174,881,709	67,416,183
Shares redeemed	(35,085,802)	(215,420,681)	(543,240,738)	(2,986,021,736)
Net increase (decrease)	25,414,818	(155,509,233)	$396,678,165	$(2,165,107,202)
Class K
Shares sold	78,004,382	152,190,221	$1,206,507,577	$2,102,420,970
Reinvestment of distributions	22,900,979	12,004,662	339,300,280	163,801,990
Shares redeemed	(143,606,946)	(227,680,564)	(2,228,808,999)	(3,155,536,655)
Net increase (decrease)	(42,701,585)	(63,485,681)	$(683,001,142)	$(889,313,695)
Class K6
Shares sold	185,069,482	228,505,105	$2,859,386,525	$3,154,428,633
Reinvestment of distributions	26,236,310	11,209,770	392,343,080	152,624,631
Shares redeemed	(123,273,279)	(95,815,097)	(1,896,522,889)	(1,323,233,276)
Net increase (decrease)	88,032,513	143,899,778	$1,355,206,716	$1,983,819,988
Premier Class B
Shares sold	422	-	$7,100	$ -
Net increase (decrease)	422	-	$7,100	$ -
Fidelity Freedom 2055 Fund
Shares sold	26,533,140	33,557,271	$480,789,264	$531,863,824
Reinvestment of distributions	4,274,573	1,795,404	73,886,999	28,346,231
Shares redeemed	(14,804,695)	(123,583,879)	(265,421,566)	(1,984,860,751)
Net increase (decrease)	16,003,018	(88,231,204)	$289,254,697	$(1,424,650,696)
Class K
Shares sold	59,391,892	101,161,374	$1,067,055,932	$1,617,576,734
Reinvestment of distributions	12,655,265	6,806,586	216,484,517	107,528,816
Shares redeemed	(92,202,081)	(117,997,745)	(1,657,967,431)	(1,885,249,723)
Net increase (decrease)	(20,154,924)	(10,029,785)	$(374,426,982)	$(160,144,173)
Class K6
Shares sold	131,222,215	144,399,432	$2,361,312,756	$2,308,198,070
Reinvestment of distributions	14,589,503	6,443,554	252,544,214	101,671,095
Shares redeemed	(73,698,778)	(60,463,170)	(1,316,658,079)	(967,133,724)
Net increase (decrease)	72,112,940	90,379,816	$1,297,198,891	$1,442,735,441
Premier Class B
Shares sold	363	-	$7,100	$ -
Net increase (decrease)	363	-	$7,100	$ -
Fidelity Freedom 2060 Fund
Shares sold	17,275,144	22,266,026	$287,114,602	$322,944,360
Reinvestment of distributions	1,907,582	997,848	30,380,151	14,319,934
Shares redeemed	(7,416,626)	(70,470,048)	(122,933,457)	(1,036,453,655)
Net increase (decrease)	11,766,100	(47,206,174)	$194,561,296	$(699,189,361)
Class K
Shares sold	48,892,451	73,650,536	$805,775,253	$1,078,282,108
Reinvestment of distributions	7,143,419	4,293,288	112,502,073	61,942,362
Shares redeemed	(57,511,399)	(82,018,235)	(951,607,176)	(1,208,340,846)
Net increase (decrease)	(1,475,529)	(4,074,411)	$(33,329,850)	$(68,116,376)
Class K6
Shares sold	94,559,753	101,903,363	$1,568,436,891	$1,498,263,273
Reinvestment of distributions	8,706,626	4,004,391	138,842,478	57,837,365
Shares redeemed	(48,429,153)	(36,398,524)	(796,157,727)	(533,741,585)
Net increase (decrease)	54,837,226	69,509,230	$911,121,642	$1,022,359,053
Premier Class B
Shares sold	395	-	$7,100	$ -
Net increase (decrease)	395	-	$7,100	$ -
Fidelity Freedom 2065 Fund
Shares sold	10,710,448	12,253,397	$164,020,030	$162,610,266
Reinvestment of distributions	638,728	358,327	9,377,875	4,685,369
Shares redeemed	(3,089,338)	(23,981,971)	(47,164,934)	(321,704,321)
Net increase (decrease)	8,259,838	(11,370,247)	$126,232,971	$(154,408,686)
Class K
Shares sold	28,322,385	36,177,975	$426,618,812	$484,343,899
Reinvestment of distributions	2,500,618	1,554,263	36,308,410	20,460,482
Shares redeemed	(21,998,936)	(26,958,019)	(333,989,682)	(361,686,537)
Net increase (decrease)	8,824,067	10,774,219	$128,937,540	$143,117,844
Class K6
Shares sold	48,834,409	43,713,004	$744,797,905	$587,933,661
Reinvestment of distributions	3,160,830	1,536,018	46,475,721	20,293,110
Shares redeemed	(20,098,550)	(14,669,054)	(303,690,870)	(197,380,441)
Net increase (decrease)	31,896,689	30,579,968	$487,582,756	$410,846,330
Premier Class B
Shares sold	431	-	$7,100	$ -
Net increase (decrease)	431	-	$7,100	$ -
Fidelity Freedom 2070 Fund A
Shares sold	3,697,218	1,239,371	$44,632,035	$12,970,151
Reinvestment of distributions	57,926	5,203	706,012	53,325
Shares redeemed	(679,004)	(121,302)	(8,098,634)	(1,257,798)
Net increase (decrease)	3,076,140	1,123,272	$37,239,413	$11,765,678
Class K
Shares sold	7,441,741	2,258,945	$88,999,803	$23,730,184
Reinvestment of distributions	114,176	6,362	1,392,950	65,144
Shares redeemed	(2,168,801)	(564,779)	(26,313,235)	(5,922,927)
Net increase (decrease)	5,387,116	1,700,528	$64,079,518	$17,872,401
Class K6
Shares sold	11,604,343	2,213,276	$138,835,008	$23,326,783
Reinvestment of distributions	174,827	4,870	2,135,503	49,964
Shares redeemed	(2,676,455)	(214,582)	(32,179,206)	(2,248,464)
Net increase (decrease)	9,102,715	2,003,564	$108,791,305	$21,128,283
Premier Class B
Shares sold	551	-	$7,100	$ -
Net increase (decrease)	551	-	$7,100	$ -

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.
B For the period February 3, 2026 (commencement of sale of shares) through March 31, 2026.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Retirement Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	13%	16%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	-%	-%	-%	12%	10%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Canada Fund	-%	-%	-%	10%	10%	13%	10%	-%
Fidelity Series Emerging Markets Debt Fund	-%	-%	-%	10%	-%	-%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	-%	-%	10%	-%	10%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	-%	10%	11%	14%	12%	11%
Fidelity Series High Income Fund	-%	-%	-%	11%	10%	10%	-%	-%
Fidelity Series International Credit Fund	-%	16%	14%	13%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	-%	-%	11%	13%	11%	10%
Fidelity Series International Small Cap Fund	-%	-%	-%	10%	-%	10%	-%	-%
Fidelity Series International Value Fund	-%	-%	-%	-%	11%	13%	11%	10%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	-%	-%	10%	13%	11%	10%
Fidelity Series Investment Grade Bond Fund	-%	-%	12%	19%	15%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	-%	-%	-%	12%	10%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	-%	-%	10%	13%	11%	10%
Fidelity Series Overseas Fund	-%	-%	-%	-%	11%	13%	11%	10%
Fidelity Series Real Estate Income Fund	-%	-%	-%	10%	-%	-%	-%	-%
Fidelity Series Select International Small Cap Fund	-%	-%	-%	10%	-%	10%	-%	-%
Fidelity Series Short-Term Credit Fund	11%	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	-%	-%	10%	13%	11%	10%
Fidelity Series Small Cap Opportunities Fund	-%	-%	-%	-%	-%	12%	10%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	-%	-%	10%	13%	11%	10%
Fidelity Series Value Discovery Fund	-%	-%	-%	-%	-%	12%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	28%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	44%
Fidelity Series All-Sector Equity Fund	70%
Fidelity Series Blue Chip Growth Fund	62%
Fidelity Series Canada Fund	75%
Fidelity Series Commodity Strategy Fund	64%
Fidelity Series Emerging Markets Debt Fund	65%
Fidelity Series Emerging Markets Debt Local Currency Fund	66%
Fidelity Series Emerging Markets Fund	66%
Fidelity Series Emerging Markets Opportunities Fund	66%
Fidelity Series Floating Rate High Income Fund	64%
Fidelity Series Government Money Market Fund	25%
Fidelity Series Growth Company Fund	81%
Fidelity Series High Income Fund	69%
Fidelity Series International Credit Fund	80%
Fidelity Series International Developed Markets Bond Index Fund	39%
Fidelity Series International Growth Fund	76%
Fidelity Series International Small Cap Fund	65%
Fidelity Series International Value Fund	76%
Fidelity Series Intrinsic Opportunities Fund	76%
Fidelity Series Investment Grade Bond Fund	68%
Fidelity Series Large Cap Stock Fund	68%
Fidelity Series Large Cap Value Index Fund	47%
Fidelity Series Long-Term Treasury Bond Index Fund	33%
Fidelity Series Opportunistic Insights Fund	74%
Fidelity Series Overseas Fund	76%
Fidelity Series Real Estate Income Fund	65%
Fidelity Series Select International Small Cap Fund	65%
Fidelity Series Short-Term Credit Fund	34%
Fidelity Series Small Cap Core Fund	33%
Fidelity Series Small Cap Discovery Fund	75%
Fidelity Series Small Cap Opportunities Fund	69%
Fidelity Series Stock Selector Large Cap Value Fund	75%
Fidelity Series Value Discovery Fund	67%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 21, 2024 Fidelity Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Income Fund. The acquisition was accomplished by an exchange of each class of the Fidelity Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom 2005 Fund	604,454,401	3,006,454
Fidelity Freedom 2005 Fund			331,081,065	31,175,160	1.0548587571
Class K			178,190,742	16,810,481	1.0544716981
Class K6			95,548,048	9,022,450	1.0513597734

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Income Fund	2,033,416,070	2,638,235,925

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$75,830,492
Total net realized gain (loss)	6,788,855
Total change in net unrealized appreciation (depreciation)	47,959,468
Net increase (decrease) in net assets resulting from operations	$130,578,815

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fidelity Freedom Income Fund Statement of Operations since June 21, 2024.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Retirement Fund
Fidelity Freedom 2010 Fund
Fidelity Freedom 2015 Fund
Fidelity Freedom 2020 Fund
Fidelity Freedom 2025 Fund
Fidelity Freedom 2030 Fund
Fidelity Freedom 2035 Fund
Fidelity Freedom 2040 Fund
Fidelity Freedom 2045 Fund
Fidelity Freedom 2050 Fund
Fidelity Freedom 2055 Fund
Fidelity Freedom 2060 Fund
Fidelity Freedom 2065 Fund
	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the periods indicated therein
Fidelity Freedom 2070 Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025	For each of the periods indicated therein
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom 2010 Fund	$57,002,997
Fidelity Freedom 2015 Fund	$168,587,189
Fidelity Freedom 2020 Fund	$684,622,904
Fidelity Freedom 2025 Fund	$986,179,172
Fidelity Freedom 2030 Fund	$1,455,531,111
Fidelity Freedom 2035 Fund	$1,408,565,179
Fidelity Freedom 2040 Fund	$1,753,541,819
Fidelity Freedom 2045 Fund	$1,275,054,292
Fidelity Freedom 2050 Fund	$1,029,330,134
Fidelity Freedom 2055 Fund	$633,019,339
Fidelity Freedom 2060 Fund	$350,557,361
Fidelity Freedom 2065 Fund	$126,975,010
Fidelity Freedom 2070 Fund	$9,502,352
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Retirement Fund	34.82%
Fidelity Freedom 2010 Fund	31.80%
Fidelity Freedom 2015 Fund	26.23%
Fidelity Freedom 2020 Fund	21.16%
Fidelity Freedom 2025 Fund	16.81%
Fidelity Freedom 2030 Fund	12.87%
Fidelity Freedom 2035 Fund	8.61%
Fidelity Freedom 2040 Fund	4.09%
Fidelity Freedom 2045 Fund	1.93%
Fidelity Freedom 2050 Fund	1.78%
Fidelity Freedom 2055 Fund	1.67%
Fidelity Freedom 2060 Fund Fidelity Freedom 2065 Fund Fidelity Freedom 2070 Fund	1.64% 1.59% 1.66%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Retirement Fund	$64,856,469
Fidelity Freedom 2010 Fund	$79,322,110
Fidelity Freedom 2015 Fund	$94,604,946
Fidelity Freedom 2020 Fund	$232,459,481
Fidelity Freedom 2025 Fund	$292,690,935
Fidelity Freedom 2030 Fund	$393,406,265
Fidelity Freedom 2035 Fund	$262,183,525
Fidelity Freedom 2040 Fund	$121,880,210
Fidelity Freedom 2045 Fund	$52,964,429
Fidelity Freedom 2050 Fund	$47,477,606
Fidelity Freedom 2055 Fund	$30,446,474
Fidelity Freedom 2060 Fund	$16,648,679
Fidelity Freedom 2065 Fund	$5,564,577
Fidelity Freedom 2070 Fund	$357,218

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Retail	Class K	Class K6	Premier
Fidelity Freedom Retirement Fund
May, 2025	3%	3%	3%	-
June, 2025	4%	4%	3%	-
July, 2025	4%	4%	3%	-
August, 2025	4%	4%	3%	-
September, 2025	4%	4%	3%	-
October, 2025	4%	4%	3%	-
November, 2025	4%	4%	3%	-
December, 2025	4%	4%	4%	-
February, 2026	2%	2%	2%	2%
March, 2026	2%	2%	2%	2%
Fidelity Freedom 2010 Fund
May, 2025	1%	1%	1%	-
December, 2025	5%	5%	4%	-
Fidelity Freedom 2015 Fund
May, 2025	2%	2%	2%	-
December, 2025	7%	7%	6%	-
Fidelity Freedom 2020 Fund
May, 2025	4%	4%	3%	-
December, 2025	9%	9%	8%	-
Fidelity Freedom 2025 Fund
May, 2025	7%	6%	5%	-
December, 2025	12%	12%	11%	-
Fidelity Freedom 2030 Fund
May, 2025	10%	9%	6%	-
December, 2025	14%	14%	13%	-
Fidelity Freedom 2035 Fund
May, 2025	20%	15%	10%	-
December, 2025	18%	17%	16%	-
Fidelity Freedom 2040 Fund
May, 2025	-	-	-	-
December, 2025	24%	24%	22%	-
Fidelity Freedom 2045 Fund
May, 2025	-	-	-	-
December, 2025	29%	29%	26%	-
Fidelity Freedom 2050 Fund
May, 2025	-	-	-	-
December, 2025	29%	29%	26%	-
Fidelity Freedom 2055 Fund
May, 2025	-	-	-	-
December, 2025	28%	29%	26%	-
Fidelity Freedom 2060 Fund
May, 2025	-	-	-	-
December, 2025	28%	29%	26%	-
Fidelity Freedom 2065 Fund
May, 2025	-	-	-	-
December, 2025	27%	28%	25%	-
Fidelity Freedom 2070 Fund
May, 2025	-	17%	2%	-
December, 2025	25%	25%	23%	-

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6	Premier
Fidelity Freedom Retirement Fund
May, 2025	8.60%	8.60%	8.01%	-
June, 2025	11.15%	10.56%	9.56%	-
July, 2025	10.92%	10.92%	9.64%	-
August, 2025	10.76%	10.76%	10.19%	-
September, 2025	11.08%	10.58%	9.70%	-
October, 2025	10.90%	10.90%	9.75%	-
November, 2025	10.75%	10.75%	10.25%	-
December, 2025	10.70%	10.70%	10.43%	-
February, 2026	1.67%	1.67%	1.34%	1.34%
March, 2026	1.64%	1.64%	1.42%	1.33%
Fidelity Freedom 2010 Fund
May, 2025	4.77%	4.69%	4.16%	-
December, 2025	13.39%	13.33%	12.62%	-
Fidelity Freedom 2015 Fund
May, 2025	2.10%	2.05%	1.76%	-
December, 2025	18.58%	18.53%	17.35%	-
Fidelity Freedom 2020 Fund
May, 2025	3.39%	3.32%	2.75%	-
December, 2025	24.77%	24.58%	22.79%	-
Fidelity Freedom 2025 Fund
May, 2025	6.20%	5.78%	4.53%	-
December, 2025	31.75%	31.47%	29.08%	-
Fidelity Freedom 2030 Fund
May, 2025	8.06%	7.25%	5.31%	-
December, 2025	37.86%	37.50%	34.57%	-
Fidelity Freedom 2035 Fund
May, 2025	17.87%	13.90%	9.27%	-
December, 2025	46.59%	46.18%	42.22%	-
Fidelity Freedom 2040 Fund
May, 2025	-	-	-	-
December, 2025	63.33%	63.05%	57.50%	-
Fidelity Freedom 2045 Fund
May, 2025	-	-	-	-
December, 2025	74.48%	74.48%	67.00%	-
Fidelity Freedom 2050 Fund
May, 2025	-	-	-	-
December, 2025	74.44%	74.44%	67.09%	-
Fidelity Freedom 2055 Fund
May, 2025	-	-	-	-
December, 2025	74.16%	74.41%	66.96%	-
Fidelity Freedom 2060 Fund
May, 2025	-	-	-	-
December, 2025	73.96%	74.23%	67.07%	-
Fidelity Freedom 2065 Fund
May, 2025	-	-	-	-
December, 2025	71.35%	71.91%	65.68%	-
Fidelity Freedom 2070 Fund
May, 2025	-	100%	35.76%	-
December, 2025	67.25%	66.91%	62.81%	-

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6	Premier
Fidelity Freedom Retirement Fund
May, 2025	0.17%	0.17%	0.16%	-
June, 2025	0.22%	0.21%	0.19%	-
July, 2025	0.22%	0.22%	0.20%	-
August, 2025	0.22%	0.22%	0.21%	-
September, 2025	0.22%	0.21%	0.20%	-
October, 2025	0.22%	0.22%	0.20%	-
November, 2025	0.22%	0.22%	0.21%	-
December, 2025	0.22%	0.22%	0.21%	-
February, 2026	0.00%	0.00%	0.00%	-
March, 2026	0.00%	0.00%	0.00%	-
Fidelity Freedom 2010 Fund
May, 2025	0.04%	0.04%	0.03%	-
December, 2025	0.27%	0.27%	0.25%	-
Fidelity Freedom 2015 Fund
May, 2025	0.04%	0.04%	0.03%	-
December, 2025	0.36%	0.36%	0.34%	-
Fidelity Freedom 2020 Fund
May, 2025	0.03%	0.03%	0.03%	-
December, 2025	0.47%	0.46%	0.43%	-
Fidelity Freedom 2025 Fund
May, 2025	0.03%	0.03%	0.02%	-
December, 2025	0.59%	0.59%	0.54%	-
Fidelity Freedom 2030 Fund
May, 2025	0.01%	0.01%	0.01%	-
December, 2025	0.70%	0.69%	0.64%	-
Fidelity Freedom 2035 Fund
May, 2025	0.05%	0.04%	0.03%	-
December, 2025	0.84%	0.83%	0.76%	-
Fidelity Freedom 2040 Fund
May, 2025	-	-	-	-
December, 2025	1.12%	1.11%	1.01%	-
Fidelity Freedom 2045 Fund
May, 2025	-	-	-	-
December, 2025	1.30%	1.30%	1.17%	-
Fidelity Freedom 2050 Fund
May, 2025	-	-	-	-
December, 2025	1.30%	1.30%	1.18%	-
Fidelity Freedom 2055 Fund
May, 2025	-	-	-	-
December, 2025	1.32%	1.32%	1.19%	-
Fidelity Freedom 2060 Fund
May, 2025	-	-	-	-
December, 2025	1.32%	1.32%	1.19%	-
Fidelity Freedom 2065 Fund
May, 2025	-	-	-	-
December, 2025	1.28%	1.29%	1.18%	-
Fidelity Freedom 2070 Fund
May, 2025	-	0.00%	0.22%	-
December, 2025	1.25%	1.24%	1.17%	-

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Retirement Fund
Retail	12/31/2025	$0.0156	$0.0027
Class K	12/31/2025	$0.0156	$0.0027
Class K6	12/31/2025	$0.0160	$0.0027
Fidelity Freedom 2010 Fund
Retail	12/31/2025	$0.0501	$0.0041
Class K	12/31/2025	$0.0504	$0.0041
Class K6	12/31/2025	$0.0532	$0.0041
Fidelity Freedom 2015 Fund
Retail	12/31/2025	$0.0503	$0.0041
Class K	12/31/2025	$0.0505	$0.0041
Class K6	12/31/2025	$0.0539	$0.0041
Fidelity Freedom 2020 Fund
Retail	12/31/2025	$0.0752	$0.0062
Class K	12/31/2025	$0.0758	$0.0062
Class K6	12/31/2025	$0.0818	$0.0062
Fidelity Freedom 2025 Fund
Retail	12/31/2025	$0.0830	$0.0069
Class K	12/31/2025	$0.0838	$0.0069
Class K6	12/31/2025	$0.0907	$0.0069
Fidelity Freedom 2030 Fund
Retail	12/31/2025	$0.1178	$0.0099
Class K	12/31/2025	$0.1189	$0.0099
Class K6	12/31/2025	$0.1290	$0.0099
Fidelity Freedom 2035 Fund
Retail	12/31/2025	$0.1167	$0.0099
Class K	12/31/2025	$0.1177	$0.0099
Class K6	12/31/2025	$0.1288	$0.0099
Fidelity Freedom 2040 Fund
Retail	12/31/2025	$0.1031	$0.0089
Class K	12/31/2025	$0.1035	$0.0089
Class K6	12/31/2025	$0.1135	$0.0089
Fidelity Freedom 2045 Fund
Retail	12/31/2025	$0.1307	$0.0115
Class K	12/31/2025	$0.1307	$0.0115
Class K6	12/31/2025	$0.1454	$0.0115
Fidelity Freedom 2050 Fund
Retail	12/31/2025	$0.1336	$0.0117
Class K	12/31/2025	$0.1336	$0.0117
Class K6	12/31/2025	$0.1482	$0.0117
Fidelity Freedom 2055 Fund
Retail	12/31/2025	$0.1564	$0.0136
Class K	12/31/2025	$0.1558	$0.0136
Class K6	12/31/2025	$0.1732	$0.0136
Fidelity Freedom 2060 Fund
Retail	12/31/2025	$0.1439	$0.0125
Class K	12/31/2025	$0.1587	$0.0125
Class K6	12/31/2025	$0.1433	$0.0125
Fidelity Freedom 2065 Fund
Retail	12/31/2025	$0.1335	$0.0113
Class K	12/31/2025	$0.1324	$0.0113
Class K6	12/31/2025	$0.1450	$0.0113
Fidelity Freedom 2070 Fund
Retail	12/31/2025	$0.1053	$0.0085
Class K	12/31/2025	$0.1058	$0.0085
Class K6	12/31/2025	$0.1127	$0.0085

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.702316.128
FF-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026